Schedule of Investments (unaudited)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$185	$185,897
4.65%, 10/01/28 (Call 07/01/28)	200	231,102
4.75%, 03/30/30 (Call 12/30/29)	95	111,241
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	35	34,789
2.60%, 08/01/31 (Call 05/01/31)	155	156,012
4.20%, 06/01/30 (Call 03/01/30)	260	292,568
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	448	479,853
3.65%, 11/01/24 (Call 08/01/24)	80	84,703
WPP Finance 2010, 3.75%, 09/19/24	265	282,093
		1,858,258
Aerospace & Defense — 0.5%
Boeing Co. (The)
1.43%, 02/04/24 (Call 02/04/22)	550	550,038
1.88%, 06/15/23 (Call 04/15/23)	24	24,243
2.20%, 02/04/26 (Call 02/04/23)	280	279,474
2.25%, 06/15/26 (Call 03/15/26)	245	245,740
2.60%, 10/30/25 (Call 07/30/25)	70	71,722
2.70%, 02/01/27 (Call 12/01/26)	240	244,781
2.80%, 03/01/23 (Call 02/01/23)	150	153,060
2.80%, 03/01/27 (Call 12/01/26)	190	194,606
2.85%, 10/30/24 (Call 07/30/24)	88	91,029
2.95%, 02/01/30 (Call 11/01/29)	50	50,435
3.10%, 05/01/26 (Call 03/01/26)	200	207,884
3.20%, 03/01/29 (Call 12/01/28)	228	235,649
3.25%, 03/01/28 (Call 12/01/27)	235	243,237
3.45%, 11/01/28 (Call 08/01/28)	45	47,169
3.63%, 02/01/31 (Call 11/01/30)	205	217,681
4.88%, 05/01/25 (Call 04/01/25)	781	855,679
5.04%, 05/01/27 (Call 03/01/27)	150	169,108
5.15%, 05/01/30 (Call 02/01/30)	893	1,037,470
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	145	143,686
1.88%, 08/15/23 (Call 06/15/23)	96	97,783
2.13%, 08/15/26 (Call 05/15/26)	150	154,639
2.25%, 06/01/31 (Call 03/01/31)	45	45,750
2.38%, 11/15/24 (Call 09/15/24)	60	62,138
2.63%, 11/15/27 (Call 08/15/27)	151	159,017
3.25%, 04/01/25 (Call 03/01/25)	10	10,606
3.38%, 05/15/23 (Call 04/15/23)	220	228,230
3.50%, 05/15/25 (Call 03/15/25)	170	182,541
3.50%, 04/01/27 (Call 02/01/27)	220	239,842
3.63%, 04/01/30 (Call 01/01/30)	152	169,729
3.75%, 05/15/28 (Call 02/15/28)	260	289,905
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	325	309,969
3.83%, 04/27/25 (Call 01/27/25)	280	300,040
3.85%, 06/15/23 (Call 05/15/23)	10	10,429
3.85%, 12/15/26 (Call 09/15/26)	270	293,790
4.40%, 06/15/28 (Call 03/15/28)	315	355,199
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	193	202,895
3.10%, 01/15/23 (Call 11/15/22)	192	196,648
3.55%, 01/15/26 (Call 10/15/25)	498	539,568
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	277	289,526
Security	Par (000)	Value

Aerospace & Defense (continued)
3.20%, 02/01/27 (Call 11/01/26)	$289	$308,406
3.25%, 08/01/23	215	223,454
3.25%, 01/15/28 (Call 10/15/27)	190	203,118
4.40%, 05/01/30 (Call 02/01/30)	140	162,532
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	100	96,521
2.25%, 07/01/30 (Call 04/01/30)	220	219,870
2.38%, 03/15/32 (Call 12/15/31)	925	926,859
2.65%, 11/01/26 (Call 08/01/26)	25	26,232
3.13%, 05/04/27 (Call 02/04/27)	204	217,170
3.20%, 03/15/24 (Call 01/15/24)	250	260,830
3.50%, 03/15/27 (Call 12/15/26)	355	383,237
3.70%, 12/15/23 (Call 09/15/23)	67	70,439
3.95%, 08/16/25 (Call 06/16/25)	302	327,425
4.13%, 11/16/28 (Call 08/16/28)	620	697,860
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 04/01/22)	25	24,829
2.25%, 04/01/28 (Call 02/01/28)	20	20,136
2.75%, 04/01/31 (Call 01/01/31)	45	45,873
		13,415,726
Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	175	179,854
2.45%, 02/04/32 (Call 11/04/31)	430	406,346
2.63%, 09/16/26 (Call 06/16/26)	183	189,346
3.40%, 05/06/30 (Call 02/06/30)	155	160,704
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	418	436,405
3.25%, 03/27/30 (Call 12/27/29)	110	120,029
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	415	405,617
2.73%, 03/25/31 (Call 12/25/30)	255	246,779
2.79%, 09/06/24 (Call 08/06/24)	165	170,494
3.22%, 08/15/24 (Call 06/15/24)	533	555,221
3.22%, 09/06/26 (Call 07/06/26)	326	340,181
3.46%, 09/06/29 (Call 06/06/29)	235	242,811
3.56%, 08/15/27 (Call 05/15/27)	619	649,127
4.70%, 04/02/27 (Call 02/02/27)	30	33,109
4.91%, 04/02/30 (Call 01/02/30)	45	50,809
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	205	201,404
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	85	85,053
2.75%, 05/14/31 (Call 02/14/31)	220	222,145
3.25%, 08/15/26 (Call 05/15/26)	185	196,233
3.75%, 09/25/27 (Call 06/25/27)	147	160,086
4.35%, 03/15/24 (Call 02/15/24)	180	192,308
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	30	29,025
1.13%, 05/01/23	35	35,226
1.50%, 05/01/25 (Call 04/01/25)	111	111,547
1.75%, 11/01/30 (Call 08/01/30)	95	90,977
2.10%, 05/01/30 (Call 02/01/30)	140	138,009
2.13%, 05/10/23 (Call 03/10/23)	225	229,025
2.63%, 03/06/23	230	235,824
2.75%, 02/25/26 (Call 11/25/25)	190	198,480
2.88%, 05/01/24 (Call 04/01/24)	195	203,360
3.13%, 08/17/27 (Call 05/17/27)	165	176,769
3.13%, 03/02/28 (Call 12/02/27)	45	47,933
3.25%, 11/10/24	328	348,060

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.38%, 08/11/25 (Call 05/11/25)	$210	$223,747
3.38%, 08/15/29 (Call 05/15/29)	141	152,930
3.60%, 11/15/23	210	221,479
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	539	583,764
4.85%, 09/15/23	255	271,815
		8,542,031
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29	4	3,942
Series 2016-2, Class AA, 3.20%, 12/15/29	24	23,840
Series 2016-3, Class AA, 3.00%, 04/15/30	39	38,871
Series 2017-2, Class AA, 3.35%, 04/15/31	182	185,756
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2 A, Class A, 4.00%, 04/29/26	57	59,401
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	220	221,203
3.00%, 11/15/26 (Call 08/15/26)	55	57,654
4.75%, 05/04/23	245	257,162
5.13%, 06/15/27 (Call 04/15/27)	380	433,554
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29	20	20,601
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	127	134,330
Series 2014-1, Class A, 4.00%, 10/11/27	19	20,169
Series 2014-2, Class A, 3.75%, 03/03/28	219	229,741
Series 2018-1, Class AA, 3.50%, 09/01/31	4	4,528
Series 2020-1, Class A, 5.88%, 04/15/29	677	739,552
		2,430,304
Apparel — 0.1%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	10	10,197
2.38%, 11/01/26 (Call 08/01/26)	220	230,142
2.40%, 03/27/25 (Call 02/27/25)	23	23,888
2.75%, 03/27/27 (Call 01/27/27)	298	315,659
2.85%, 03/27/30 (Call 12/27/29)	459	487,899
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	95	104,440
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	45	46,972
3.75%, 09/15/25 (Call 07/15/25)	95	102,318
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	95	103,770
4.25%, 04/01/25 (Call 01/01/25)	30	32,603
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	20	20,610
2.80%, 04/23/27 (Call 02/23/27)	155	162,497
2.95%, 04/23/30 (Call 01/23/30)	80	83,414
		1,724,409
Auto Manufacturers — 0.7%
American Honda Finance Corp.
0.55%, 07/12/24	200	197,164
0.88%, 07/07/23	310	310,555
1.20%, 07/08/25	30	29,819
1.30%, 09/09/26	170	167,593
1.95%, 05/10/23	328	333,671
2.00%, 03/24/28	75	75,617
2.30%, 09/09/26	150	154,998
2.35%, 01/08/27	180	185,342
2.40%, 06/27/24	116	119,802
Security	Par (000)	Value

Auto Manufacturers (continued)
2.90%, 02/16/24	$142	$147,498
3.45%, 07/14/23	215	224,082
3.50%, 02/15/28	162	178,239
3.55%, 01/12/24	300	315,864
3.63%, 10/10/23	22	23,120
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	110	104,618
3.65%, 10/01/23 (Call 07/01/23)	65	68,004
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	205	223,762
5.00%, 10/01/28 (Call 07/01/28)	277	317,592
5.40%, 10/02/23	79	85,075
6.13%, 10/01/25 (Call 09/01/25)	253	291,653
General Motors Financial Co. Inc.
1.20%, 10/15/24	65	64,604
1.50%, 06/10/26 (Call 05/10/26)	110	108,084
1.70%, 08/18/23	5	5,050
2.40%, 04/10/28 (Call 02/10/28)	195	194,329
2.40%, 10/15/28 (Call 08/15/28)	100	99,115
2.70%, 06/10/31 (Call 03/10/31)	425	421,251
2.75%, 06/20/25 (Call 05/20/25)	395	408,264
2.90%, 02/26/25 (Call 01/26/25)	428	443,425
3.25%, 01/05/23 (Call 12/05/22)	225	230,360
3.50%, 11/07/24 (Call 09/07/24)	325	342,166
3.60%, 06/21/30 (Call 03/21/30)	226	240,247
3.70%, 05/09/23 (Call 03/09/23)	485	501,606
3.85%, 01/05/28 (Call 10/05/27)	110	119,090
3.95%, 04/13/24 (Call 02/13/24)	287	302,642
4.00%, 01/15/25 (Call 10/15/24)	281	298,976
4.00%, 10/06/26 (Call 07/06/26)	345	373,397
4.15%, 06/19/23 (Call 05/19/23)	162	169,188
4.25%, 05/15/23	121	126,463
4.35%, 04/09/25 (Call 02/09/25)	200	216,346
4.35%, 01/17/27 (Call 10/17/26)	442	484,569
5.10%, 01/17/24 (Call 12/17/23)	474	509,943
5.25%, 03/01/26 (Call 12/01/25)	342	384,788
PACCAR Financial Corp.
0.35%, 02/02/24	75	74,165
1.10%, 05/11/26	30	29,653
1.90%, 02/07/23	105	106,580
3.40%, 08/09/23	62	64,823
Stellantis NV, 5.25%, 04/15/23	1,000	1,056,120
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	300	298,080
2.36%, 07/02/24	200	206,626
2.36%, 03/25/31 (Call 12/25/30)	300	309,894
2.76%, 07/02/29	65	68,522
3.42%, 07/20/23	245	255,939
Toyota Motor Credit Corp.
0.45%, 01/11/24	25	24,758
0.63%, 09/13/24	300	296,202
1.13%, 06/18/26	300	295,143
1.65%, 01/10/31	100	96,888
1.90%, 04/06/28	300	300,903
1.90%, 09/12/31	500	492,115
2.00%, 10/07/24	247	252,763
2.15%, 02/13/30	25	25,266
2.63%, 01/10/23	381	389,660
2.90%, 04/17/24	275	287,059
3.00%, 04/01/25	277	292,357

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.05%, 01/11/28	$165	$178,243
3.20%, 01/11/27	250	268,740
3.35%, 01/08/24	240	252,149
3.38%, 04/01/30	305	336,476
3.40%, 04/14/25	160	171,034
3.45%, 09/20/23	337	353,206
		16,381,335
Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	55	62,944
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	143	148,315
3.38%, 03/15/25 (Call 12/15/24)(a)	230	243,754
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	400	394,284
3.80%, 09/15/27 (Call 06/15/27)	33	36,115
4.25%, 05/15/29 (Call 02/15/29)	220	245,524
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	93	98,707
4.15%, 10/01/25 (Call 07/01/25)	288	314,660
		1,544,303
Banks — 9.1%
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	470	460,901
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(b)	400	393,000
1.85%, 03/25/26	200	199,346
2.71%, 06/27/24	400	414,988
2.75%, 05/28/25	210	217,550
2.75%, 12/03/30	275	268,859
2.96%, 03/25/31	205	208,391
3.13%, 02/23/23	200	205,514
3.23%, 11/22/32 (Call 11/22/31)(b)	400	397,760
3.31%, 06/27/29.	200	213,378
3.49%, 05/28/30	200	211,444
3.85%, 04/12/23	400	415,764
4.25%, 04/11/27	200	220,220
4.38%, 04/12/28	250	280,535
5.18%, 11/19/25	410	457,281
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(b)	535	531,330
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	25	24,691
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(b)	760	745,119
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(b)	20	20,145
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	720	713,628
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(b)	545	521,369
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(b)	400	381,904
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(b)	35	35,516
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(b)	500	493,200
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(b)	700	687,260
2.46%, 10/22/25 (Call 10/22/24),
(3 mo. LIBOR US + 0.870%)(b)	403	414,078
2.48%, 09/21/36 (Call 09/21/31)(b)	500	483,100
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(b)	630	631,928
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(b)	170	170,996
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(b)	50	50,524
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(b)	850	861,713
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(b)	538	556,970
Security	Par (000)	Value

Banks (continued)
3.00%, 12/20/23 (Call 12/20/22),
(3 mo. LIBOR US + 0.790%)(b)	$1,127	$1,152,605
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(b)	270	282,382
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(b)	650	686,036
3.25%, 10/21/27 (Call 10/21/26)	541	573,536
3.30%, 01/11/23	358	368,690
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(b)	350	369,463
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(b)	1,028	1,095,303
3.46%, 03/15/25 (Call 03/15/24),
(3 mo. LIBOR US + 0.970%)(b)	404	423,323
3.50%, 04/19/26	724	779,502
3.55%, 03/05/24 (Call 03/05/23),
(3 mo. LIBOR US + 0.780%)(b)	337	347,926
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(b)	413	440,944
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(b)	635	682,523
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(b)	505	544,238
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(b)	370	401,435
3.86%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.940%)(b)	501	523,575
3.88%, 08/01/25	445	483,363
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(b)	536	589,327
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(b)	662	731,689
4.00%, 04/01/24	560	596,484
4.00%, 01/22/25	711	760,507
4.10%, 07/24/23	414	437,205
4.13%, 01/22/24	640	681,792
4.20%, 08/26/24	776	831,864
4.25%, 10/22/26	498	548,776
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(b)	615	686,967
4.45%, 03/03/26	477	525,158
Series L, 3.95%, 04/21/25	580	622,682
Series L, 4.18%, 11/25/27 (Call 11/25/26)	397	434,171
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(SOFR + 0.910%)(b)	600	594,876
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(SOFR + 1.220%)(b)	800	808,800
Bank of Montreal
0.45%, 12/08/23	470	466,231
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(b)	20	19,460
1.25%, 09/15/26	20	19,604
2.50%, 06/28/24	243	251,410
3.80%, 12/15/32 (Call 12/15/27)(b)	165	177,095
4.34%, 10/05/28 (Call 10/05/23)(b)	265	279,715
Series E, 3.30%, 02/05/24	30	31,449
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	10	9,924
1.05%, 10/15/26 (Call 09/15/26)	105	102,720
1.60%, 04/24/25 (Call 03/24/25)	39	39,411
1.65%, 07/14/28 (Call 05/14/28)	330	326,017

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.65%, 01/28/31 (Call 10/28/30)	$50	$48,734
1.80%, 07/28/31 (Call 04/28/31)	100	97,834
1.85%, 01/27/23 (Call 01/02/23)	90	91,270
2.10%, 10/24/24	365	375,246
2.20%, 08/16/23 (Call 06/16/23)	10	10,237
2.45%, 08/17/26 (Call 05/17/26)	283	295,192
2.80%, 05/04/26 (Call 02/04/26)	262	275,480
2.95%, 01/29/23 (Call 12/29/22)	400	410,140
3.00%, 10/30/28 (Call 07/30/28)	60	64,048
3.25%, 09/11/24 (Call 08/11/24)	255	269,377
3.25%, 05/16/27 (Call 02/16/27)	245	264,375
3.30%, 08/23/29 (Call 05/23/29)	109	118,326
3.40%, 05/15/24 (Call 04/15/24)	200	211,178
3.40%, 01/29/28 (Call 10/29/27)	363	395,793
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(b)	71	76,412
3.45%, 08/11/23	234	244,853
3.50%, 04/28/23	155	161,178
3.85%, 04/28/28	35	39,460
3.95%, 11/18/25 (Call 10/18/25)	155	170,085
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	409	432,031
Series G, 3.00%, 02/24/25 (Call 01/24/25)	235	248,019
Series J, 0.85%, 10/25/24 (Call 09/25/24)	200	198,754
Series J, 1.90%, 01/25/29 (Call 11/25/28)	100	99,897
Bank of Nova Scotia (The)
0.55%, 09/15/23	18	17,927
0.70%, 04/15/24	30	29,696
1.05%, 03/02/26	30	29,384
1.30%, 06/11/25	30	29,907
1.30%, 09/15/26 (Call 06/15/26)	30	29,461
1.63%, 05/01/23	230	233,084
2.20%, 02/03/25	85	87,335
2.38%, 01/18/23	127	129,546
2.70%, 08/03/26	575	601,335
3.40%, 02/11/24	30	31,544
4.50%, 12/16/25	554	613,810
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	195	215,563
Barclays PLC
3.65%, 03/16/25	235	249,507
3.93%, 05/07/25 (Call 05/07/24),
(3 mo. LIBOR US + 1.610%)(b)	425	448,940
4.34%, 05/16/24 (Call 05/16/23),
(3 mo. LIBOR US + 1.356%)(b)	500	523,550
4.34%, 01/10/28 (Call 01/10/27)	300	328,533
4.38%, 09/11/24	315	337,258
4.38%, 01/12/26	700	766,318
4.84%, 05/09/28 (Call 05/07/27)	385	424,686
4.97%, 05/16/29 (Call 05/16/28),
(3 mo. LIBOR US + 1.902%)(b)	445	510,046
5.09%, 06/20/30 (Call 06/20/29),
(3 mo. LIBOR US + 3.054%)(b)	340	386,740
5.20%, 05/12/26	770	865,888
BBVA USA, 3.88%, 04/10/25 (Call 03/10/25)	250	269,573
BNP Paribas SA
3.25%, 03/03/23	484	499,851
4.25%, 10/15/24	285	308,504
BPCE SA
3.38%, 12/02/26	250	269,123
4.00%, 04/15/24	265	282,821
Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	$25	$24,862
0.50%, 12/14/23	480	474,667
0.95%, 06/23/23	90	90,245
1.00%, 10/18/24	120	118,958
1.25%, 06/22/26 (Call 05/22/26)	30	29,187
2.25%, 01/28/25	145	148,995
3.10%, 04/02/24	125	130,743
3.50%, 09/13/23	584	613,288
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(b)	25	24,852
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(b)	195	193,637
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(b)	685	665,560
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(b)	20	20,211
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(b)	35	35,005
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(b)	485	488,623
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(b)	710	714,437
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(b)	460	468,197
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(b)	295	307,470
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	773	812,075
3.20%, 10/21/26 (Call 07/21/26)	560	593,466
3.30%, 04/27/25	419	445,305
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(b)	581	608,266
3.40%, 05/01/26	468	502,398
3.50%, 05/15/23	337	349,125
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(b)	520	556,525
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(b)	556	599,412
3.70%, 01/12/26	458	495,538
3.75%, 06/16/24	272	289,675
3.88%, 10/25/23	206	218,160
3.88%, 03/26/25	295	315,741
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(b)	620	671,441
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(b)	510	564,259
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(b)	391	432,051
4.13%, 07/25/28	250	274,740
4.30%, 11/20/26	327	360,949
4.40%, 06/10/25	606	659,055
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(b)	710	809,663
4.45%, 09/29/27	812	904,763
4.60%, 03/09/26	385	425,887
5.50%, 09/13/25	409	462,751
Citizens Bank N.A./Providence RI
3.70%, 03/29/23 (Call 02/28/23)	250	259,103
3.75%, 02/18/26 (Call 11/18/25)	255	276,978
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	417	423,701
3.25%, 04/30/30 (Call 01/30/30)	20	21,308
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	505	527,276
4.00%, 02/01/29 (Call 11/03/28)	165	186,886
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	370	400,066
4.63%, 12/01/23	495	528,586
Cooperatieve Rabobank U.A./New York, 2.75%, 01/10/23	350	358,288

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Credit Suisse AG/New York NY
1.00%, 05/05/23	$500	$501,815
2.95%, 04/09/25	445	467,059
3.63%, 09/09/24	735	781,944
Credit Suisse Group AG
3.75%, 03/26/25	440	468,279
3.80%, 06/09/23	260	270,728
4.55%, 04/17/26	490	541,768
Deutsche Bank AG, 4.10%, 01/13/26	226	244,394
Deutsche Bank AG/London, 3.70%, 05/30/24	355	373,872
Deutsche Bank AG/New York NY
0.90%, 05/28/24	150	148,986
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	405	405,154
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(b)	150	152,147
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(b)	425	424,443
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(b)	170	170,930
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(b)	235	248,057
3.70%, 05/30/24	250	262,620
3.95%, 02/27/23	200	206,980
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(b)	500	531,665
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	460	469,757
3.35%, 02/06/23 (Call 01/06/23)	250	256,823
3.45%, 07/27/26 (Call 04/27/26)	250	265,330
4.68%, 08/09/28 (Call 08/09/23)(b)	350	367,678
Fifth Third Bancorp.
2.38%, 01/28/25 (Call 12/28/24)	10	10,296
2.55%, 05/05/27 (Call 04/05/27)	80	82,751
3.65%, 01/25/24 (Call 12/25/23)	565	594,233
3.95%, 03/14/28 (Call 02/14/28)	465	518,545
4.30%, 01/16/24 (Call 12/16/23)	249	264,587
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	260	263,208
2.25%, 02/01/27 (Call 01/01/27)	250	256,838
3.95%, 07/28/25 (Call 06/28/25)	200	218,704
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (SOFR + 2.465%)(b)	85	86,240
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	55	58,935
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	55	54,859
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(b)	130	129,453
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(b)	40	38,924
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	570	559,045
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(b)	545	533,713
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(b)	250	249,403
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(b)	705	673,247
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(b)	780	766,880
2.60%, 02/07/30 (Call 11/07/29)	499	505,722
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	720	721,404
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(b)	565	567,429
3.20%, 02/23/23 (Call 01/23/23)	394	404,863
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(b)	667	699,783
3.50%, 01/23/25 (Call 10/23/24)	693	732,972
3.50%, 04/01/25 (Call 03/01/25)	867	920,225
3.50%, 11/16/26 (Call 11/16/25)	750	798,787
3.63%, 01/22/23	531	548,252
3.63%, 02/20/24 (Call 01/20/24)	335	352,587
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(b)	550	592,355
Security	Par (000)	Value

Banks (continued)
3.75%, 05/22/25 (Call 02/22/25)	$461	$493,030
3.75%, 02/25/26 (Call 11/25/25)	212	228,133
3.80%, 03/15/30 (Call 12/15/29)	391	428,642
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(b)	527	573,750
3.85%, 07/08/24 (Call 04/08/24)	488	517,636
3.85%, 01/26/27 (Call 01/26/26)	623	668,523
4.00%, 03/03/24	804	853,888
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(b)	577	641,093
4.25%, 10/21/25	586	637,779
5.95%, 01/15/27	25	29,529
HSBC Holdings PLC
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(b)	200	199,716
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(b)	375	366,656
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(b)	575	572,159
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(b)	375	366,416
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(b)	220	215,406
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(b)	200	200,286
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(b)	45	44,050
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(b)	200	200,070
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(b)	200	203,258
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(b)	325	326,043
3.60%, 05/25/23	700	728,574
3.80%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.211%)(b)	635	668,826
3.90%, 05/25/26	655	708,029
3.95%, 05/18/24 (Call 05/18/23),
(3 mo. LIBOR US + 0.987%)(b)	425	442,892
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(b)	600	654,786
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(b)	490	530,322
4.25%, 03/14/24	480	508,195
4.25%, 08/18/25	450	485,037
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(b)	505	546,652
4.30%, 03/08/26	750	822,172
4.38%, 11/23/26	400	437,064
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(b)	700	784,868
4.95%, 03/31/30	890	1,044,477
HSBC USA Inc., 3.50%, 06/23/24	300	317,334
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(b)(c)	85	82,569
2.55%, 02/04/30 (Call 11/04/29)	253	257,493
2.63%, 08/06/24 (Call 07/06/24)	234	242,017
4.00%, 05/15/25 (Call 04/15/25)	205	221,548
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	250	272,653
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(b)	200	203,606
3.95%, 03/29/27	350	383,071
4.05%, 04/09/29	215	242,228
4.10%, 10/02/23	720	761,090
JPMorgan Chase & Co.
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(b)	715	706,570
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(b)	140	135,758
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(b)	515	501,322
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(b)	375	378,165

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	$670	$662,275
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(b)	25	23,642
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(b)	1,000	988,530
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	925	940,734
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(b)	305	305,863
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(b)	830	837,960
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(b)	150	150,920
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(b)	535	539,569
2.70%, 05/18/23 (Call 03/18/23)	658	674,608
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(b)	835	857,704
2.95%, 10/01/26 (Call 07/01/26)	693	731,586
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(b)	545	562,811
2.97%, 01/15/23 (Call 01/15/22)	321	321,892
3.20%, 01/25/23	651	670,380
3.20%, 06/15/26 (Call 03/15/26)	355	376,850
3.22%, 03/01/25 (Call 03/01/24),
(3 mo. LIBOR US + 1.155%)(b)	716	747,096
3.30%, 04/01/26 (Call 01/01/26)	543	578,795
3.38%, 05/01/23	483	500,262
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(b)	613	658,668
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(b)	525	563,356
3.56%, 04/23/24 (Call 04/23/23),
(3 mo. LIBOR US + 0.730%)(b)	494	512,357
3.63%, 05/13/24	510	540,784
3.63%, 12/01/27 (Call 12/01/26)	481	515,709
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(b)	785	853,350
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(b)	697	755,290
3.80%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.890%)(b)	563	588,335
3.88%, 02/01/24	294	312,122
3.88%, 09/10/24	665	709,881
3.90%, 07/15/25 (Call 04/15/25)	575	621,845
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(b)	533	579,014
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(b)	567	626,575
4.02%, 12/05/24 (Call 12/05/23),
(3 mo. LIBOR US + 1.000%)(b)	489	516,946
4.13%, 12/15/26	619	684,676
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(b)	317	353,801
4.25%, 10/01/27	583	651,380
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(b)	502	570,804
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(b)	550	634,678
8.00%, 04/29/27	25	32,573
KeyBank N.A./Cleveland OH
3.40%, 05/20/26	250	268,638
3.90%, 04/13/29 (Call 03/13/29)	250	277,725
KeyCorp.
2.25%, 04/06/27	365	372,161
2.55%, 10/01/29	163	167,761
4.15%, 10/29/25	308	338,486
KfW
0.25%, 03/08/24	55	54,431
0.38%, 07/18/25	1,130	1,102,756
Security	Par (000)	Value

Banks (continued)
0.50%, 09/20/24	$55	$54,446
0.63%, 01/22/26	30	29,431
0.75%, 09/30/30	50	47,161
1.00%, 10/01/26	30	29,727
1.38%, 08/05/24	655	664,373
1.63%, 02/15/23	2,165	2,197,475
1.75%, 09/14/29	538	549,798
2.00%, 05/02/25	1,188	1,227,560
2.13%, 01/17/23	650	662,961
2.38%, 12/29/22	1,035	1,057,522
2.50%, 11/20/24	816	854,279
2.63%, 02/28/24	174	181,451
2.88%, 04/03/28	817	892,287
Korea Development Bank (The)
2.00%, 09/12/26	225	231,424
2.13%, 10/01/24	325	336,300
3.00%, 01/13/26	200	213,404
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	30	29,637
1.75%, 07/27/26	130	133,234
2.00%, 01/13/25	625	644,787
2.38%, 06/10/25	495	517,473
3.13%, 11/14/23	260	272,566
Series 37, 2.50%, 11/15/27	25	26,578
Series 40, 0.50%, 05/27/25	520	510,286
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23),
(1 year CMT + 0.550%)(b)	200	199,328
2.44%, 02/05/26 (Call 02/05/25)(b).	200	205,110
2.91%, 11/07/23 (Call 11/07/22)(b)	450	458,338
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(b)	280	299,642
3.75%, 01/11/27	250	270,488
3.87%, 07/09/25 (Call 07/09/24)(b)	290	308,070
4.05%, 08/16/23	225	236,655
4.38%, 03/22/28	420	473,680
4.45%, 05/08/25	200	218,648
4.50%, 11/04/24	315	340,663
4.55%, 08/16/28	205	234,413
4.58%, 12/10/25	260	285,217
4.65%, 03/24/26	440	486,442
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	200	208,082
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	250	263,250
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(b)	400	396,428
1.41%, 07/17/25	325	323,661
2.19%, 02/25/25	335	342,936
2.31%, 07/20/32 (Call 07/20/31)(b)	200	197,640
2.56%, 02/25/30	300	304,632
2.76%, 09/13/26	250	261,005
2.80%, 07/18/24	215	223,899
3.20%, 07/18/29	420	443,835
3.29%, 07/25/27	30	32,139
3.41%, 03/07/24	410	430,397
3.46%, 03/02/23	364	376,281
3.68%, 02/22/27	195	212,478
3.74%, 03/07/29	375	413,126
3.76%, 07/26/23	322	337,572
3.78%, 03/02/25	329	353,905

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.85%, 03/01/26	$475	$516,425
3.96%, 03/02/28	276	306,655
4.05%, 09/11/28	510	574,790
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	465	467,023
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(b)	300	293,976
2.23%, 05/25/26 (Call 05/25/25),
(3 mo. LIBOR US + 0.830%)(b)	250	254,160
2.26%, 07/09/32 (Call 07/09/31)(a)(b)	200	197,024
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(b)	200	206,138
2.56%, 09/13/31	200	196,742
2.72%, 07/16/23 (Call 07/16/22)(b)	25	25,303
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	240	249,062
2.84%, 09/13/26	203	212,689
3.17%, 09/11/27	285	302,208
3.55%, 03/05/23	250	258,813
3.66%, 02/28/27	245	266,477
3.92%, 09/11/24 (Call 09/11/23),
(3 mo. LIBOR US + 1.000%)(b)	200	210,118
4.02%, 03/05/28	300	334,779
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(b)	325	364,403
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(b)	880	876,550
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(b)	410	409,127
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(b)	375	374,081
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(b)	30	29,553
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(b)	395	382,170
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(b)	530	525,707
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	35	34,591
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(b)	410	388,331
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(b)	1,300	1,243,450
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	530	540,982
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(b)	200	195,992
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(b)	450	434,160
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(b)	550	551,276
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(b)	545	560,173
3.13%, 01/23/23	548	562,960
3.13%, 07/27/26	504	533,146
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(b)	556	598,706
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	545	595,445
3.63%, 01/20/27	578	625,032
3.70%, 10/23/24	306	326,107
3.74%, 04/24/24 (Call 04/24/23),
(3 mo. LIBOR US + 0.847%)(b)	342	354,883
3.75%, 02/25/23	304	315,102
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(b)	366	398,830
3.88%, 01/27/26	534	579,844
3.95%, 04/23/27	704	769,303
4.00%, 07/23/25	670	726,876
4.10%, 05/22/23	386	403,598
4.35%, 09/08/26	568	627,282
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(b)	664	757,783
5.00%, 11/24/25	395	441,748
Series F, 3.88%, 04/29/24	541	574,261
National Australia Bank Ltd./New York
2.50%, 07/12/26	275	287,826
Security	Par (000)	Value

Banks (continued)
3.38%, 01/14/26	$250	$270,060
3.63%, 06/20/23	250	261,290
National Bank of Canada, 2.10%, 02/01/23	250	254,043
Natwest Group PLC
3.07%, 05/22/28 (Call 05/22/27)(b)	270	281,116
3.75%, 11/01/29 (Call 11/01/24)(b)	305	320,018
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(b)	745	792,002
4.45%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(b)	235	265,684
4.52%, 06/25/24 (Call 06/25/23),
(3 mo. LIBOR US + 1.550%)(b)	575	604,929
4.80%, 04/05/26	270	301,172
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(b)	400	459,644
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(b)	505	588,204
6.00%, 12/19/23	430	469,642
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	210	227,550
3.65%, 08/03/28 (Call 05/03/28)	136	152,506
3.95%, 10/30/25	303	333,979
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	30	29,170
0.50%, 02/02/26	30	29,217
1.50%, 02/12/25	985	1,000,770
2.88%, 03/13/23	225	231,937
3.13%, 11/07/23	10	10,476
PNC Bank N.A
3.25%, 06/01/25 (Call 05/02/25)	475	506,725
3.25%, 01/22/28 (Call 12/23/27)	255	275,882
4.05%, 07/26/28	250	282,608
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	800	790,592
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(b)	300	301,557
2.55%, 01/22/30 (Call 10/24/29)	468	481,497
3.15%, 05/19/27 (Call 04/19/27)	303	326,570
3.45%, 04/23/29 (Call 01/23/29)	369	403,509
3.50%, 01/23/24 (Call 12/23/23)	434	455,926
3.90%, 04/29/24 (Call 03/29/24)	444	472,389
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	110	107,545
2.25%, 05/18/25 (Call 04/18/25)	85	87,275
Royal Bank of Canada
0.43%, 01/19/24	205	202,841
0.75%, 10/07/24	100	98,814
0.88%, 01/20/26	19	18,517
1.40%, 11/02/26	805	793,448
1.60%, 04/17/23	54	54,727
1.95%, 01/17/23	494	501,721
2.25%, 11/01/24	92	94,858
2.30%, 11/03/31	500	502,900
2.55%, 07/16/24	25	25,919
3.70%, 10/05/23	669	703,862
4.65%, 01/27/26	285	316,515
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	523	548,873
3.40%, 01/18/23 (Call 12/18/22)	243	249,184
3.45%, 06/02/25 (Call 05/02/25)	40	42,189
3.50%, 06/07/24 (Call 05/07/24)	320	334,688

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.40%, 07/13/27 (Call 04/14/27)	$334	$369,314
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(b)	375	370,162
3.37%, 01/05/24 (Call 01/05/23),
(3 mo. LIBOR US + 1.080%)(b)	250	256,375
3.82%, 11/03/28 (Call 11/03/27),
(3 mo. LIBOR US + 1.400%)(b)	200	214,932
Santander UK Group Holdings PLC., 1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(b)	305	299,287
Santander UK PLC, 4.00%, 03/13/24	490	521,370
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(b)	300	300,975
2.20%, 03/03/31.	45	44,670
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(b)	80	82,651
2.40%, 01/24/30	286	294,629
2.65%, 05/19/26	395	417,381
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(b)	25	26,359
3.10%, 05/15/23	230	238,094
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(b)	255	277,593
3.30%, 12/16/24	306	326,000
3.55%, 08/18/25	370	401,021
3.70%, 11/20/23	349	369,120
3.78%, 12/03/24 (Call 12/03/23),
(3 mo. LIBOR US + 0.770%)(b)	178	188,105
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(b)	60	68,456
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	250	269,840
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	245	240,085
1.71%, 01/12/31	425	402,581
2.14%, 09/23/30	75	72,479
2.22%, 09/17/31	200	196,364
2.35%, 01/15/25	230	235,716
2.45%, 09/27/24	615	634,908
2.63%, 07/14/26	88	91,259
2.70%, 07/16/24	600	622,236
2.72%, 09/27/29	310	318,993
2.75%, 01/15/30	320	329,926
3.01%, 10/19/26	320	338,426
3.04%, 07/16/29	385	404,192
3.10%, 01/17/23	365	374,756
3.20%, 09/17/29	200	209,468
3.35%, 10/18/27	235	253,457
3.36%, 07/12/27	260	280,509
3.45%, 01/11/27	247	265,026
3.54%, 01/17/28	135	146,988
3.75%, 07/19/23	215	225,004
3.78%, 03/09/26	475	514,634
3.94%, 10/16/23	260	274,708
3.94%, 07/19/28	20	22,260
4.31%, 10/16/28	250	284,230
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	400	398,336
1.80%, 02/02/31 (Call 11/02/30)	125	118,873
3.13%, 06/05/30 (Call 03/05/30)	155	162,913
3.50%, 01/29/25	220	233,501
Svenska Handelsbanken AB, 3.90%, 11/20/23	260	275,928
Toronto-Dominion Bank (The)
0.25%, 01/06/23	200	199,346
0.45%, 09/11/23	70	69,639
Security	Par (000)	Value

Banks (continued)
0.55%, 03/04/24	$510	$505,237
0.70%, 09/10/24	10	9,889
0.75%, 01/06/26	900	875,196
1.15%, 06/12/25	35	34,796
1.20%, 06/03/26	600	591,414
1.25%, 09/10/26	100	98,274
1.90%, 12/01/22	176	178,489
2.00%, 09/10/31	130	129,055
2.65%, 06/12/24	142	147,589
3.25%, 03/11/24	262	275,155
3.50%, 07/19/23	239	250,123
3.63%, 09/15/31 (Call 09/15/26)(b)	225	242,737
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	535	540,302
2.25%, 03/11/30 (Call 12/11/29)	280	277,942
2.64%, 09/17/29 (Call 09/17/24)(b)	310	319,883
2.75%, 05/01/23 (Call 04/01/23)	200	205,592
3.00%, 02/02/23 (Call 01/02/23)	180	184,585
3.20%, 04/01/24 (Call 03/01/24)	156	163,591
3.30%, 05/15/26 (Call 04/15/26)	260	277,495
3.69%, 08/02/24 (Call 08/02/23),
(3 mo. LIBOR US + 0.735%)(b)	145	151,921
4.05%, 11/03/25 (Call 09/03/25)	50	54,982
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	689	663,032
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)	10	9,822
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(b)	500	492,935
2.85%, 10/26/24 (Call 09/26/24)	328	342,455
3.70%, 06/05/25 (Call 05/05/25)	100	108,052
3.75%, 12/06/23 (Call 11/06/23)	425	448,392
3.88%, 03/19/29 (Call 02/16/29)	110	122,219
4.00%, 05/01/25 (Call 03/01/25)	494	535,669
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	95	89,824
1.45%, 05/12/25 (Call 04/11/25)	55	55,390
2.40%, 07/30/24 (Call 06/28/24)	170	176,064
2.49%, 11/03/36 (Call 11/03/31)(b)	100	99,493
3.00%, 07/30/29 (Call 04/30/29)	10	10,582
3.10%, 04/27/26 (Call 03/27/26)	298	316,577
3.38%, 02/05/24 (Call 01/05/24)	169	177,678
3.60%, 09/11/24 (Call 08/11/24)	402	429,079
3.70%, 01/30/24 (Call 12/29/23)	252	266,493
3.90%, 04/26/28 (Call 03/24/28)	207	233,949
3.95%, 11/17/25 (Call 10/17/25)	294	322,915
Series V, 2.38%, 07/22/26 (Call 06/22/26)	570	592,891
Series X, 3.15%, 04/27/27 (Call 03/27/27)	568	608,192
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	250	261,878
2.85%, 01/23/23 (Call 12/23/22)	350	358,466
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	75	82,858
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(b)	452	456,818
2.16%, 02/11/26 (Call 02/11/25),
(3 mo. LIBOR US + 0.750%)(b)	876	893,380
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(b)	20	20,431
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(b)	662	671,261
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(b)	629	645,700
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(b)	745	755,914
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(b)	550	571,213
3.00%, 02/19/25	635	662,318

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.00%, 04/22/26	$654	$686,765
3.00%, 10/23/26	761	800,823
3.20%, 06/17/27 (Call 06/17/26),
(3 mo. LIBOR US + 1.170%)(b)	625	660,662
3.30%, 09/09/24	520	548,844
3.55%, 09/29/25	588	630,236
3.58%, 05/22/28 (Call 05/22/27),
(3 mo. LIBOR US + 1.310%)(b)	689	741,102
3.75%, 01/24/24 (Call 12/22/23)	681	718,074
4.10%, 06/03/26	571	621,511
4.13%, 08/15/23	100	105,287
4.15%, 01/24/29 (Call 10/24/28)	432	483,240
4.30%, 07/22/27	584	647,983
4.48%, 01/16/24	350	374,391
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(b)	325	375,544
Series M, 3.45%, 02/13/23	556	573,492
Westpac Banking Corp.
1.15%, 06/03/26	300	295,473
1.95%, 11/20/28	500	497,700
2.00%, 01/13/23	120	121,952
2.15%, 06/03/31	500	500,725
2.35%, 02/19/25	12	12,420
2.65%, 01/16/30	400	419,144
2.67%, 11/15/35 (Call 11/15/30)(b)	50	48,983
2.70%, 08/19/26	240	252,782
2.75%, 01/11/23	294	301,100
2.85%, 05/13/26	465	492,184
2.89%, 02/04/30 (Call 02/04/25)(b).	691	708,268
3.02%, 11/18/36 (Call 11/18/31)(b)	210	208,723
3.30%, 02/26/24	225	236,853
3.35%, 03/08/27	463	499,202
3.40%, 01/25/28	182	198,840
3.65%, 05/15/23	285	297,326
4.11%, 07/24/34 (Call 07/24/29)(b)	200	216,714
		229,984,357
Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	758	817,033
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	345	371,682
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	50	54,670
4.00%, 04/13/28 (Call 01/13/28)	255	284,952
4.75%, 01/23/29 (Call 10/23/28)	948	1,105,558
4.90%, 01/23/31 (Call 10/23/30)	95	114,358
Coca-Cola Co. (The)
1.00%, 03/15/28	90	85,937
1.38%, 03/15/31	45	42,297
1.65%, 06/01/30	45	43,543
1.75%, 09/06/24	235	239,869
2.00%, 03/05/31	230	228,691
2.13%, 09/06/29	350	355,866
2.90%, 05/25/27	180	192,127
3.38%, 03/25/27	323	350,700
3.45%, 03/25/30	478	528,940
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	155	167,735
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	165	161,061
2.88%, 05/01/30 (Call 02/01/30)	10	10,238
Security	Par (000)	Value

Beverages (continued)
3.15%, 08/01/29 (Call 05/01/29)	$45	$47,571
3.20%, 02/15/23 (Call 01/15/23)	290	297,650
3.60%, 02/15/28 (Call 11/15/27)	200	217,212
3.70%, 12/06/26 (Call 09/06/26)	484	524,235
4.25%, 05/01/23	190	198,989
4.40%, 11/15/25 (Call 09/15/25)	155	170,875
4.65%, 11/15/28 (Call 08/15/28)	10	11,429
4.75%, 11/15/24	125	137,260
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	230	234,968
3.50%, 09/18/23 (Call 08/18/23)	210	219,656
3.88%, 05/18/28 (Call 02/18/28)	200	226,084
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	500	495,690
2.55%, 09/15/26 (Call 06/15/26)	135	139,888
3.13%, 12/15/23 (Call 10/15/23)	169	175,943
3.20%, 05/01/30 (Call 02/01/30)	75	79,682
3.43%, 06/15/27 (Call 03/15/27)	35	37,724
4.06%, 05/25/23 (Call 04/25/23)	190	198,409
4.42%, 05/25/25 (Call 03/25/25)	265	289,817
4.60%, 05/25/28 (Call 02/25/28)	335	382,677
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	455	477,322
PepsiCo Inc.
0.40%, 10/07/23	155	154,284
1.40%, 02/25/31 (Call 11/25/30)	105	100,244
1.63%, 05/01/30 (Call 02/01/30)	259	251,810
1.95%, 10/21/31 (Call 07/21/31)	110	109,403
2.25%, 03/19/25 (Call 02/19/25)	368	380,203
2.38%, 10/06/26 (Call 07/06/26)	363	379,883
2.63%, 03/19/27 (Call 01/19/27)	210	221,048
2.63%, 07/29/29 (Call 04/29/29)	265	278,958
2.75%, 04/30/25 (Call 01/30/25)	250	261,845
2.75%, 03/19/30 (Call 12/19/29)	310	327,720
2.85%, 02/24/26 (Call 11/24/25)	190	201,221
3.00%, 10/15/27 (Call 07/15/27)	123	132,043
3.50%, 07/17/25 (Call 04/17/25)	205	220,715
3.60%, 03/01/24 (Call 12/01/23)	227	239,276
		12,976,991
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	300	291,258
2.00%, 01/15/32 (Call 10/15/31)	300	288,285
2.25%, 08/19/23 (Call 06/19/23)	71	72,588
2.45%, 02/21/30 (Call 11/21/29)	345	348,512
2.60%, 08/19/26 (Call 05/19/26)	385	399,734
3.13%, 05/01/25 (Call 02/01/25)	373	392,799
3.20%, 11/02/27 (Call 08/02/27)	27	28,732
3.63%, 05/22/24 (Call 02/22/24)	299	315,615
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	450	486,338
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	470	461,737
4.05%, 09/15/25 (Call 06/15/25)	270	293,703
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 12/13/21)	219	218,402
1.20%, 10/01/27 (Call 08/01/27)	205	196,724
1.65%, 10/01/30 (Call 07/01/30)	140	133,609
2.50%, 09/01/23 (Call 07/01/23)	43	44,146
2.95%, 03/01/27 (Call 12/01/26)	437	460,423
3.50%, 02/01/25 (Call 11/01/24)	385	408,035

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.65%, 03/01/26 (Call 12/01/25)	$438	$471,958
3.70%, 04/01/24 (Call 01/01/24)	419	441,316
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	330	331,201
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	483	453,489
Royalty Pharma PLC
0.75%, 09/02/23	275	273,512
1.20%, 09/02/25 (Call 08/02/25)	75	73,711
1.75%, 09/02/27 (Call 07/02/27)	35	34,222
2.15%, 09/02/31 (Call 06/02/31)	35	33,274
		6,953,323
Building Materials — 0.2%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	420	429,719
2.49%, 02/15/27 (Call 12/15/26)	226	231,187
2.72%, 02/15/30 (Call 11/15/29)	505	515,373
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	80	79,130
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	135	144,625
4.00%, 09/21/23 (Call 08/21/23)	113	118,739
4.00%, 06/15/25 (Call 03/15/25)	30	32,301
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	74	78,177
3.90%, 02/14/26 (Call 11/14/25)	101	110,060
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	140	135,029
2.00%, 09/16/31 (Call 06/16/31)	200	193,260
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	30	29,819
3.00%, 11/15/23 (Call 09/15/23)	150	155,274
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	125	124,502
3.50%, 12/15/27 (Call 09/15/27)	369	397,439
Masco Corp.
2.00%, 02/15/31 (Call 11/15/30)	365	350,320
3.50%, 11/15/27 (Call 08/15/27)	30	32,330
Owens Corning
3.88%, 06/01/30 (Call 03/01/30)	45	49,234
3.95%, 08/15/29 (Call 05/15/29)	55	60,482
4.20%, 12/01/24 (Call 09/01/24)	290	311,541
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)	110	121,287
		3,699,828
Chemicals — 0.4%
Air Products and Chemicals Inc.
1.85%, 05/15/27 (Call 03/15/27)	305	309,910
2.05%, 05/15/30 (Call 02/15/30)	272	273,191
3.35%, 07/31/24 (Call 04/30/24)	272	287,349
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	105	112,915
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	143	156,229
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	230	241,553
Dow Chemical Co. (The)
4.80%, 11/30/28 (Call 08/30/28)	333	389,910
7.38%, 11/01/29	319	430,290
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	711	751,833
4.49%, 11/15/25 (Call 09/15/25)	206	227,890
4.73%, 11/15/28 (Call 08/15/28)	420	489,720
Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	$132	$141,204
4.50%, 12/01/28 (Call 09/01/28)	110	125,928
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	513	483,502
2.70%, 11/01/26 (Call 08/01/26)	170	178,439
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	135	136,561
2.30%, 07/15/30 (Call 04/15/30)	289	293,355
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	135	143,458
3.45%, 10/01/29 (Call 07/01/29)	218	235,076
4.10%, 02/01/24 (Call 11/01/23)	90	94,766
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	102	104,144
4.50%, 05/01/29 (Call 02/01/29)	215	239,355
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	25	28,536
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	309	288,473
2.70%, 02/21/23 (Call 11/21/22)	145	148,102
LYB International Finance BV, 4.00%, 07/15/23	131	137,429
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	297	320,193
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	155	153,205
2.25%, 10/01/30 (Call 07/01/30)	350	350,451
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	85	93,436
4.25%, 11/15/23 (Call 08/15/23)	255	268,653
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	25	24,869
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	162	170,477
3.00%, 04/01/25 (Call 01/01/25)	85	89,120
3.50%, 06/01/23 (Call 12/16/21)	155	160,619
3.63%, 03/15/24 (Call 12/16/21)	185	195,937
4.00%, 12/15/26 (Call 09/15/26)	80	87,954
4.20%, 04/01/29 (Call 01/01/29)	155	175,882
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	240	235,058
2.55%, 06/15/30 (Call 03/15/30)	102	104,829
3.20%, 03/15/23 (Call 02/15/23)	135	138,919
3.75%, 03/15/28 (Call 12/15/27)	40	44,755
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)	64	69,537
4.55%, 03/01/29 (Call 12/01/28)	177	201,799
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	400	392,448
2.30%, 05/15/30 (Call 02/15/30)	135	135,404
2.95%, 08/15/29 (Call 05/15/29)	60	63,067
3.13%, 06/01/24 (Call 04/01/24)	205	214,389
3.45%, 06/01/27 (Call 03/01/27)	370	398,779
Westlake Chemical Corp.
3.38%, 06/15/30 (Call 03/15/30)	25	26,733
3.60%, 08/15/26 (Call 05/15/26)	359	386,485
		10,952,116
Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	195	184,341
1.70%, 05/15/28 (Call 03/15/28)	120	119,638

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
3.38%, 09/15/25 (Call 06/15/25)	$339	$363,567
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	90	89,969
3.88%, 08/15/30 (Call 05/15/30)	65	69,229
5.25%, 10/01/25 (Call 07/01/25)	135	150,802
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	355	387,951
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	300	295,440
2.60%, 12/15/25 (Call 11/15/25)	29	30,063
3.30%, 12/15/22 (Call 09/15/22)	420	428,434
3.95%, 06/15/23 (Call 05/15/23)	280	292,303
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	180	180,004
2.65%, 02/15/25 (Call 01/15/25)	79	81,326
2.90%, 05/15/30 (Call 02/15/30)	355	360,030
2.90%, 11/15/31 (Call 08/15/31)	310	313,878
3.20%, 08/15/29 (Call 05/15/29)	242	250,809
3.75%, 06/01/23 (Call 03/01/23)	22	22,750
4.00%, 06/01/23 (Call 05/01/23)	236	246,240
4.45%, 06/01/28 (Call 03/01/28)	65	72,412
4.80%, 04/01/26 (Call 01/01/26)	68	75,501
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(c)	130	127,765
2.65%, 07/15/31 (Call 04/15/31)(c)	65	64,230
J Paul Getty Trust (The), Series 2021, 0.39%, 01/01/24 (Call 10/01/23)	70	69,510
Moody's Corp.
2.00%, 08/19/31 (Call 05/19/31)	135	131,988
2.63%, 01/15/23 (Call 12/15/22)	95	96,969
3.25%, 01/15/28 (Call 10/15/27)	107	116,051
4.25%, 02/01/29 (Call 11/01/28)	55	62,943
4.88%, 02/15/24 (Call 11/15/23)	271	291,461
PayPal Holdings Inc.
1.35%, 06/01/23	5	5,051
1.65%, 06/01/25 (Call 05/01/25)	379	382,843
2.30%, 06/01/30 (Call 03/01/30)	235	238,229
2.40%, 10/01/24 (Call 09/01/24)	5	5,170
2.65%, 10/01/26 (Call 08/01/26)	135	141,742
2.85%, 10/01/29 (Call 07/01/29)	185	194,923
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	50	49,043
2.90%, 10/01/30 (Call 07/01/30)	70	71,922
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	30	31,610
3.50%, 03/16/23 (Call 02/16/23)	297	306,563
4.00%, 03/18/29 (Call 12/18/28)	285	316,635
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	130	122,161
2.50%, 12/01/29 (Call 09/01/29)	124	128,330
2.95%, 01/22/27 (Call 10/22/26)	259	274,973
4.00%, 06/15/25 (Call 03/15/25)	75	81,665
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	330	357,482
4.13%, 03/15/29 (Call 12/15/28)	80	89,769
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	110	107,865
		7,881,580
Computers — 0.8%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	35	34,936
Security	Par (000)	Value

Computers (continued)
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	$1,260	$1,230,718
0.70%, 02/08/26 (Call 01/08/26)	250	244,085
0.75%, 05/11/23	252	252,643
1.13%, 05/11/25 (Call 04/11/25)	365	364,237
1.25%, 08/20/30 (Call 05/20/30)	370	348,348
1.40%, 08/05/28 (Call 06/05/28)	105	102,603
1.65%, 05/11/30 (Call 02/11/30)	370	360,628
1.65%, 02/08/31 (Call 11/08/30)	260	252,333
1.70%, 08/05/31 (Call 05/05/31)	145	141,011
2.05%, 09/11/26 (Call 07/11/26)	100	102,690
2.20%, 09/11/29 (Call 06/11/29)	289	295,644
2.40%, 01/13/23 (Call 12/13/22)	280	285,334
2.40%, 05/03/23	722	739,776
2.45%, 08/04/26 (Call 05/04/26)	378	393,887
2.50%, 02/09/25.	575	599,127
2.75%, 01/13/25 (Call 11/13/24)	396	414,663
2.85%, 02/23/23 (Call 12/23/22)	769	787,948
2.85%, 05/11/24 (Call 03/11/24)	248	258,763
2.90%, 09/12/27 (Call 06/12/27)	301	319,996
3.00%, 02/09/24 (Call 12/09/23)	351	365,837
3.00%, 11/13/27 (Call 08/13/27)	405	432,803
3.20%, 05/13/25	140	149,038
3.20%, 05/11/27 (Call 02/11/27)	770	829,213
3.25%, 02/23/26 (Call 11/23/25)	654	699,865
3.35%, 02/09/27 (Call 11/09/26)	512	554,818
3.45%, 05/06/24	503	532,169
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)(c)	100	97,910
2.30%, 09/14/31 (Call 06/14/31)(c)	100	96,725
Dell Inc., 7.10%, 04/15/28	200	249,358
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	243	258,851
4.90%, 10/01/26 (Call 08/01/26)	432	488,074
5.30%, 10/01/29 (Call 07/01/29)	352	418,792
6.02%, 06/15/26 (Call 03/15/26)	918	1,071,508
6.10%, 07/15/27 (Call 05/15/27)	5	6,030
6.20%, 07/15/30 (Call 04/15/30)	210	266,744
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	200	196,736
2.38%, 09/15/28 (Call 07/15/28)	200	195,610
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	285	277,388
2.20%, 03/15/31 (Call 12/15/30)	110	108,050
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	30	30,158
1.75%, 04/01/26 (Call 03/01/26)	35	35,051
2.25%, 04/01/23 (Call 03/01/23)	25	25,416
4.45%, 10/02/23 (Call 09/02/23)	400	423,016
4.90%, 10/15/25 (Call 07/15/25)	466	518,416
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(c)	320	315,200
2.20%, 06/17/25 (Call 05/17/25)	145	148,457
2.65%, 06/17/31 (Call 03/17/31)(c)	115	113,499
3.40%, 06/17/30 (Call 03/17/30)	260	273,255
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	235	233,061
1.95%, 05/15/30 (Call 02/15/30)	155	151,295
3.00%, 05/15/24	608	636,120
3.30%, 05/15/26	735	787,545

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.38%, 08/01/23	$220	$229,519
3.45%, 02/19/26	300	321,960
3.50%, 05/15/29	500	544,035
3.63%, 02/12/24	328	346,486
6.50%, 01/15/28	45	57,306
7.00%, 10/30/25	116	140,706
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)(c)	10	9,758
2.70%, 10/15/28 (Call 08/15/28)(c)	55	53,116
3.15%, 10/15/31 (Call 07/15/31)(c)	10	9,606
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	200	193,962
3.63%, 05/15/25 (Call 04/15/25)	30	32,000
4.38%, 05/15/30 (Call 02/15/30)	100	112,168
NetApp Inc.
2.38%, 06/22/27 (Call 04/22/27)	410	419,532
3.30%, 09/29/24 (Call 07/29/24)	259	272,647
		21,258,179
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co., 2.10%, 05/01/23	22	22,458
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	250	248,553
2.00%, 12/01/24 (Call 11/01/24)	205	210,414
2.38%, 12/01/29 (Call 09/01/29)	120	123,379
3.15%, 03/15/27 (Call 12/15/26)	210	226,296
Procter & Gamble Co. (The)
0.55%, 10/29/25	325	317,408
1.00%, 04/23/26	60	59,417
1.20%, 10/29/30	350	331,341
1.95%, 04/23/31	100	101,042
2.45%, 11/03/26	280	294,722
2.70%, 02/02/26	262	277,455
2.80%, 03/25/27	10	10,630
2.85%, 08/11/27	271	288,940
3.00%, 03/25/30	194	210,954
3.10%, 08/15/23	28	29,173
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	415	395,018
1.75%, 08/12/31 (Call 05/12/31)(a)	100	97,554
2.00%, 07/28/26	275	282,384
2.60%, 05/05/24 (Call 03/05/24)	210	218,051
2.90%, 05/05/27 (Call 02/05/27)	250	265,910
3.25%, 03/07/24 (Call 02/07/24)	240	252,401
		4,263,500
Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	30	30,548

Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	400	399,192
1.65%, 10/29/24 (Call 09/29/24)	655	654,011
2.45%, 10/29/26 (Call 09/29/26)	710	712,378
2.88%, 08/14/24 (Call 07/14/24)	545	563,252
3.00%, 10/29/28 (Call 08/29/28)	540	543,742
3.30%, 01/30/32 (Call 10/30/31)	480	483,288
3.88%, 01/23/28 (Call 10/23/27)	320	341,574
4.13%, 07/03/23 (Call 06/03/23)	330	343,985
4.45%, 10/01/25 (Call 08/01/25)	160	173,502
4.63%, 10/15/27 (Call 08/15/27)	50	55,240
6.50%, 07/15/25 (Call 06/15/25)	400	458,008
Security	Par (000)	Value

Diversified Financial Services (continued)
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	$200	$199,958
Affiliated Managers Group Inc.
3.50%, 08/01/25	160	171,118
4.25%, 02/15/24	155	165,571
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	30	29,547
2.10%, 09/01/28 (Call 07/01/28)	115	111,097
2.25%, 01/15/23	130	132,032
2.30%, 02/01/25 (Call 01/01/25)	160	162,715
2.75%, 01/15/23 (Call 12/15/22)	255	259,794
3.00%, 09/15/23 (Call 07/15/23)	223	229,607
3.00%, 02/01/30 (Call 11/01/29)	125	126,164
3.25%, 03/01/25 (Call 01/01/25)	205	213,546
3.25%, 10/01/29 (Call 07/01/29)	215	221,687
3.63%, 04/01/27 (Call 01/01/27)	160	169,208
3.63%, 12/01/27 (Call 09/01/27)	430	453,796
3.88%, 07/03/23 (Call 06/03/23)	235	244,607
4.25%, 09/15/24 (Call 06/15/24)	241	257,429
4.63%, 10/01/28 (Call 07/01/28)	100	111,402
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	60	63,011
4.25%, 06/15/26 (Call 04/15/26)	215	231,635
4.40%, 09/25/23 (Call 08/25/23)	184	193,509
5.00%, 04/01/23	100	104,911
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	155	155,701
2.20%, 11/02/28 (Call 09/02/28)	55	54,545
3.05%, 06/05/23 (Call 05/05/23)	25	25,707
3.88%, 05/21/24 (Call 04/21/24)	455	479,484
4.63%, 03/30/25	135	147,631
5.80%, 05/01/25 (Call 04/01/25)	119	134,996
8.00%, 11/01/31	375	530,535
American Express Co.
2.50%, 07/30/24 (Call 06/30/24)	521	538,490
2.65%, 12/02/22	415	423,860
3.00%, 10/30/24 (Call 09/29/24)	327	343,402
3.13%, 05/20/26 (Call 04/20/26)	275	291,926
3.40%, 02/27/23 (Call 01/27/23)	453	467,623
3.40%, 02/22/24 (Call 01/22/24)	119	124,901
3.63%, 12/05/24 (Call 11/04/24)	230	245,755
3.70%, 08/03/23 (Call 07/03/23)	352	367,974
4.20%, 11/06/25 (Call 10/06/25)	398	439,738
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	215	231,267
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	277	293,495
3.70%, 10/15/24	5	5,377
4.00%, 10/15/23	290	306,846
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	20	19,467
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	39	40,835
5.38%, 07/24/23	185	195,843
Blackstone Private Credit Fund
1.75%, 09/15/24(c)	30	29,618
2.63%, 12/15/26 (Call 11/15/26)(c)	30	29,174
3.25%, 03/15/27 (Call 02/15/27)(c)	600	600,000
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	100	97,893

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	$300	$304,584
3.90%, 01/25/28 (Call 10/25/27)	135	149,085
4.00%, 04/01/24 (Call 02/01/24)	78	82,630
4.25%, 06/02/26 (Call 03/02/26)	100	110,630
4.35%, 04/15/30 (Call 01/15/30)	59	66,710
4.85%, 03/29/29 (Call 12/29/28)	285	330,743
Capital One Bank USA N.A., 3.38%, 02/15/23	270	278,062
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(b)	100	99,487
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(b)	100	95,462
2.60%, 05/11/23 (Call 04/11/23)	425	435,247
2.62%, 11/02/32 (Call 11/02/31), (SOFR + 1.265%)(b)	100	99,715
3.20%, 01/30/23 (Call 12/30/22)	295	302,779
3.20%, 02/05/25 (Call 01/05/25)	320	337,110
3.30%, 10/30/24 (Call 09/30/24)	265	278,931
3.50%, 06/15/23	360	374,688
3.65%, 05/11/27 (Call 04/11/27)	296	319,721
3.75%, 04/24/24 (Call 03/24/24)	240	253,848
3.75%, 07/28/26 (Call 06/28/26)	299	321,051
3.75%, 03/09/27 (Call 02/09/27)	325	352,254
3.80%, 01/31/28 (Call 12/31/27)	260	284,833
3.90%, 01/29/24 (Call 12/29/23)	185	195,310
4.20%, 10/29/25 (Call 09/29/25)	220	239,193
4.25%, 04/30/25 (Call 03/31/25)	225	244,499
Cboe Global Markets Inc., 1.63%, 12/15/30 (Call 09/15/30)	560	537,314
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	205	200,375
1.15%, 05/13/26 (Call 04/13/26)	300	296,313
1.65%, 03/11/31 (Call 12/11/30)	205	197,048
1.95%, 12/01/31 (Call 09/01/31)	100	98,436
2.00%, 03/20/28 (Call 01/20/28)	110	111,257
2.30%, 05/13/31 (Call 02/13/31)	205	207,597
2.65%, 01/25/23 (Call 12/25/22)	306	312,622
2.75%, 10/01/29 (Call 07/01/29)	6	6,323
3.00%, 03/10/25 (Call 12/10/24)	120	126,432
3.20%, 03/02/27 (Call 12/02/26)	199	214,092
3.20%, 01/25/28 (Call 10/25/27)	210	227,336
3.30%, 04/01/27 (Call 01/01/27)	226	243,156
3.55%, 02/01/24 (Call 01/01/24)	145	153,092
3.75%, 04/01/24 (Call 03/02/24)	205	217,210
3.85%, 05/21/25 (Call 03/21/25)	150	162,501
4.63%, 03/22/30 (Call 12/22/29)	250	298,658
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	290	305,547
3.75%, 06/15/28 (Call 03/15/28)	103	115,075
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	20	21,311
4.10%, 02/09/27 (Call 11/09/26)	44	48,025
4.50%, 01/30/26 (Call 11/30/25)	53	58,298
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	155	167,048
Franklin Resources Inc., 2.85%, 03/30/25	160	168,472
Intercontinental Exchange Inc.
2.10%, 06/15/30 (Call 03/15/30)	400	394,572
3.10%, 09/15/27 (Call 06/15/27)	170	181,242
3.45%, 09/21/23 (Call 08/21/23)	240	250,562
3.75%, 12/01/25 (Call 09/01/25)	562	608,966
3.75%, 09/21/28 (Call 06/21/28)	35	38,736
4.00%, 10/15/23	293	309,264
Security	Par (000)	Value

Diversified Financial Services (continued)
Invesco Finance PLC
3.75%, 01/15/26	$65	$70,556
4.00%, 01/30/24	165	174,941
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	130	143,824
Jefferies Group LLC, 6.45%, 06/08/27	25	30,677
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	105	103,125
4.15%, 01/23/30	185	205,572
4.85%, 01/15/27	495	565,726
Lazard Group LLC
3.75%, 02/13/25	160	170,763
4.38%, 03/11/29 (Call 12/11/28)	210	236,930
4.50%, 09/19/28 (Call 06/19/28)	180	206,609
Legg Mason Inc., 4.75%, 03/15/26	93	104,957
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	145	145,064
2.00%, 03/03/25 (Call 02/03/25)	37	38,031
2.00%, 11/18/31 (Call 08/18/31)	200	200,134
2.95%, 11/21/26 (Call 08/21/26)	328	349,799
2.95%, 06/01/29 (Call 03/01/29)	245	262,701
3.30%, 03/26/27 (Call 01/26/27)	150	162,227
3.35%, 03/26/30 (Call 12/26/29)	322	355,488
3.38%, 04/01/24	278	293,713
3.50%, 02/26/28 (Call 11/26/27)	110	121,239
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	405	378,671
3.85%, 06/30/26 (Call 03/30/26)	165	180,413
Nomura Holdings Inc.
1.65%, 07/14/26	225	221,549
1.85%, 07/16/25	242	242,958
2.17%, 07/14/28	210	206,098
2.65%, 01/16/25	425	438,838
3.10%, 01/16/30	230	237,756
ORIX Corp.
3.25%, 12/04/24	320	337,978
3.70%, 07/18/27	50	54,675
4.05%, 01/16/24	275	291,489
Private Export Funding Corp., 1.75%, 11/15/24	25	25,446
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	95	110,544
Stifel Financial Corp., 4.25%, 07/18/24	223	239,145
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	535	530,843
3.70%, 08/04/26 (Call 05/04/26)	109	116,180
3.95%, 12/01/27 (Call 09/01/27)	345	372,490
4.25%, 08/15/24 (Call 05/15/24)	440	468,472
4.38%, 03/19/24 (Call 02/19/24)	243	258,205
4.50%, 07/23/25 (Call 04/23/25)	310	336,586
5.15%, 03/19/29 (Call 12/19/28)	30	34,889
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	55	52,687
1.10%, 02/15/31 (Call 11/15/30)	255	237,698
1.90%, 04/15/27 (Call 02/15/27)	80	81,271
2.05%, 04/15/30 (Call 01/15/30)	114	115,023
2.75%, 09/15/27 (Call 06/15/27)	251	266,396
2.80%, 12/14/22 (Call 10/14/22)	525	535,621
3.15%, 12/14/25 (Call 09/14/25)	674	720,607

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	$305	$297,573
2.75%, 03/15/31 (Call 12/15/30)	335	330,993
		38,699,221
Electric — 1.7%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	52	50,453
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	30	29,152
Alabama Power Co.
Series 13-A, 3.55%, 12/01/23	25	26,294
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	260	245,105
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	45	43,839
1.95%, 03/15/27 (Call 02/15/27)	80	80,396
2.50%, 09/15/24 (Call 08/15/24)	63	64,914
3.65%, 02/15/26 (Call 11/15/25)	140	150,230
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	46	48,619
3.80%, 05/15/28 (Call 02/15/28)	15	16,725
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	293	289,666
Series J, 4.30%, 12/01/28 (Call 09/01/28)	274	308,116
Series M, 0.75%, 11/01/23 (Call 12/31/21)	52	51,636
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	300	292,884
2.95%, 09/15/27 (Call 06/15/27)	65	68,814
3.15%, 05/15/25 (Call 02/15/25)	40	41,986
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	160	180,763
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	278	291,833
3.80%, 06/01/29 (Call 03/01/29)	176	193,843
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	165	170,628
Baltimore Gas and Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	160	160,816
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	260	247,965
3.25%, 04/15/28 (Call 01/15/28)	35	37,680
3.50%, 02/01/25 (Call 11/01/24)	70	74,440
3.75%, 11/15/23 (Call 08/15/23)	41	43,076
4.05%, 04/15/25 (Call 03/15/25)	33	35,902
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	10	9,975
3.05%, 10/15/29 (Call 07/15/29)	157	165,456
4.25%, 11/30/23 (Call 08/30/23)	335	354,008
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27 (Call 11/01/26)	100	106,245
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	50	49,292
2.50%, 09/01/24 (Call 08/01/24)	71	73,011
2.65%, 06/01/31 (Call 03/01/31)	85	86,425
4.25%, 11/01/28 (Call 08/01/28)	130	146,166
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	180	192,465
CMS Energy Corp., 3.00%, 05/15/26 (Call 02/15/26)	30	31,488
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	60	62,752
3.70%, 08/15/28 (Call 05/15/28)	165	183,117
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	155	164,963
Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The)
Series A, 2.05%, 07/01/31 (Call 04/01/31)	$100	$99,924
Series A, 3.20%, 03/15/27 (Call 12/15/26)	10	10,743
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	110	110,900
3.80%, 05/15/28 (Call 02/15/28)	175	193,391
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	80	86,368
Series B, 3.13%, 11/15/27 (Call 08/15/27)	60	63,541
Series D, 4.00%, 12/01/28 (Call 09/01/28)	176	198,577
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 12/31/21)	15	14,923
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	220	228,237
3.80%, 11/15/28 (Call 08/15/28)	263	295,236
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	35	36,601
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	204	220,736
4.25%, 06/01/28 (Call 03/01/28)	249	278,265
Series C, 2.25%, 08/15/31 (Call 05/15/31)	65	63,768
Series C, 3.38%, 04/01/30 (Call 01/01/30)	55	58,379
Series D, 2.85%, 08/15/26 (Call 05/15/26)	224	234,893
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	210	209,840
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	265	277,466
Series C, 3.40%, 06/15/29 (Call 03/15/29)	199	212,560
Series F, 1.05%, 06/01/25 (Call 05/01/25)	305	300,532
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	160	164,682
2.45%, 02/01/30 (Call 11/01/29)	220	224,407
2.50%, 03/15/23 (Call 01/15/23)	225	229,365
2.55%, 04/15/31 (Call 01/15/31)	205	209,789
2.95%, 12/01/26 (Call 09/01/26)	45	47,655
3.05%, 03/15/23 (Call 02/15/23)	167	171,753
Series A, 6.00%, 12/01/28	20	24,874
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	222	216,363
2.45%, 06/01/30 (Call 03/01/30)	200	199,520
2.55%, 06/15/31 (Call 03/15/31)	600	597,492
2.65%, 09/01/26 (Call 06/01/26)	204	211,603
3.15%, 08/15/27 (Call 05/15/27)	175	184,417
3.40%, 06/15/29 (Call 03/15/29)	125	133,741
3.75%, 04/15/24 (Call 01/15/24)	220	231,805
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	20	19,345
2.40%, 12/15/31 (Call 09/15/31)	550	554,625
2.50%, 12/01/29 (Call 09/01/29)	115	118,353
3.80%, 07/15/28 (Call 04/15/28)	185	205,307
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	200	198,112
3.65%, 02/01/29 (Call 11/01/28)	30	32,728
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	100	98,130
3.38%, 09/01/23 (Call 08/01/23)	20	20,839
3.45%, 03/15/29 (Call 12/15/28)	146	158,759
3.70%, 09/01/28 (Call 06/01/28)	115	127,392
Edison International
2.95%, 03/15/23 (Call 01/15/23)	125	127,498
3.13%, 11/15/22 (Call 10/15/22)	49	49,845
3.55%, 11/15/24 (Call 10/15/24)	277	291,698

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.13%, 03/15/28 (Call 12/15/27)	$242	$258,078
5.75%, 06/15/27 (Call 04/15/27)	162	185,038
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	230	245,985
Emera US Finance LP, 2.64%, 06/15/31 (Call 03/15/31)	100	99,921
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	30	31,768
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	135	150,035
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	140	151,250
3.70%, 06/01/24 (Call 03/01/24)	227	240,198
Entergy Corp.
2.40%, 06/15/31 (Call 03/05/31)	210	207,106
2.80%, 06/15/30 (Call 03/15/30)	175	178,922
2.95%, 09/01/26 (Call 06/01/26)	297	310,730
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 12/31/21)	200	198,942
1.60%, 12/15/30 (Call 09/15/30)	280	267,887
3.05%, 06/01/31 (Call 03/01/31)	20	21,296
3.25%, 04/01/28 (Call 01/01/28)	200	214,906
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	148	164,706
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	144	147,940
2.90%, 09/15/29 (Call 06/15/29)	180	187,427
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	35	36,336
3.10%, 04/01/27 (Call 01/01/27)	165	175,306
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	160	171,835
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	75	76,527
Series L, 2.90%, 10/01/24 (Call 08/01/24)	160	166,496
Series M, 3.30%, 01/15/28 (Call 10/15/27)	105	112,676
Series N, 3.80%, 12/01/23 (Call 11/01/23)	227	238,929
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	250	243,255
Series R, 1.65%, 08/15/30 (Call 05/15/30)	379	356,434
Series U, 1.40%, 08/15/26 (Call 07/15/26)	200	196,808
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	292	311,438
3.95%, 06/15/25 (Call 03/15/25)	137	147,145
4.05%, 04/15/30 (Call 01/15/30)	284	319,173
Exelon Generation Co. LLC, 3.25%, 06/01/25
(Call 05/01/25)	75	78,846
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	295	309,331
3.25%, 06/01/24 (Call 12/01/23)	270	282,533
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	255	266,539
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	150	159,774
Series A, 2.10%, 07/30/23	27	27,515
Series A, 2.20%, 09/15/24 (Call 08/15/24)	65	66,555
Series B, 2.65%, 09/15/29 (Call 06/15/29)	214	219,170
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	150	161,076
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	175	184,476
4.10%, 09/26/28 (Call 06/26/28)	120	136,224
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	30	31,543
4.25%, 05/01/30 (Call 02/01/30)	72	79,631
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	70	74,474
3.35%, 11/15/27 (Call 08/15/27)	170	182,163

Security	Par (000)	Value

Electric (continued)
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	$8	$8,558
3.50%, 10/15/24 (Call 07/15/24)	134	142,079
3.65%, 04/15/29 (Call 01/15/29)	389	428,943
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	30	29,594
1.35%, 03/15/31 (Call 12/15/30)	70	64,763
1.65%, 06/15/31 (Call 03/15/31)	70	66,495
2.40%, 03/15/30 (Call 12/15/29)	230	233,411
2.70%, 02/15/23 (Call 12/15/22)	160	163,150
2.85%, 01/27/25 (Call 10/27/24)	57	59,599
2.95%, 02/07/24 (Call 12/07/23)	40	41,596
3.05%, 04/25/27 (Call 01/25/27)	58	61,866
3.25%, 11/01/25 (Call 08/01/25)	165	176,072
3.40%, 11/15/23 (Call 08/15/23)	50	52,204
3.70%, 03/15/29 (Call 12/15/28)	185	206,090
3.90%, 11/01/28 (Call 08/01/28)	50	56,026
Series D, 1.00%, 10/18/24	55	54,739
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	59	65,472
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	317	321,761
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	175	172,949
2.25%, 06/01/30 (Call 03/01/30)	446	444,127
2.75%, 11/01/29 (Call 08/01/29)	364	375,943
3.15%, 04/01/24 (Call 12/22/21)	760	792,862
3.50%, 04/01/29 (Call 01/01/29)	130	140,956
3.55%, 05/01/27 (Call 02/01/27)	366	395,035
4.80%, 12/01/77 (Call 12/01/27)
(3 mo. LIBOR US + 2.409%)(b)	160	174,262
Northern States Power Co./MN, 2.25%, 04/01/31
(Call 10/01/30)	215	218,008
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	195	209,266
3.25%, 05/15/29 (Call 02/15/29)	170	183,760
Ohio Power Co.
Series P, 2.60%, 04/01/30 (Call 01/01/30)	200	207,822
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	110	105,276
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	20	21,566
3.30%, 03/15/30 (Call 09/15/29)	20	21,399
3.80%, 08/15/28 (Call 02/15/28)	165	181,120
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	345	333,936
2.75%, 06/01/24 (Call 05/01/24)	88	91,700
2.75%, 05/15/30 (Call 02/15/30)	95	99,793
2.75%, 05/15/30 (Call 02/15/30)(c)	200	209,344
2.95%, 04/01/25 (Call 01/01/25)	60	62,939
3.70%, 11/15/28 (Call 08/15/28)	55	61,418
5.75%, 03/15/29 (Call 12/15/28)	15	18,615
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	237	228,869
2.50%, 02/01/31 (Call 11/01/30)	328	313,781
3.00%, 06/15/28 (Call 04/15/28)	190	190,294
3.15%, 01/01/26	368	377,119
3.25%, 06/15/23 (Call 03/15/23)	20	20,384
3.25%, 06/01/31 (Call 03/01/31)	900	905,769
3.75%, 07/01/28	40	41,719
4.25%, 08/01/23 (Call 07/01/23)	25	25,898
4.55%, 07/01/30 (Call 01/01/30)	625	682,250

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PacifiCorp., 3.50%, 06/15/29 (Call 03/15/29)	$30	$32,794
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	190	199,490
PPL Capital Funding Inc., 3.10%, 05/15/26(Call 02/15/26)	272	286,590
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	117	129,976
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	125	122,344
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	125	130,435
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)	100	98,321
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	270	266,233
2.25%, 09/15/26 (Call 06/15/26)	171	176,335
2.38%, 05/15/23 (Call 02/15/23)	160	163,222
3.00%, 05/15/27 (Call 02/15/27)	100	106,142
3.25%, 09/01/23 (Call 08/01/23)	166	172,492
3.65%, 09/01/28 (Call 06/01/28)	40	44,322
3.70%, 05/01/28 (Call 02/01/28)	137	152,088
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	125	121,591
0.84%, 11/08/23 (Call 05/08/22)	200	199,236
1.60%, 08/15/30 (Call 05/15/30)	40	37,265
2.88%, 06/15/24 (Call 05/15/24)	175	182,023
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	212	211,241
3.65%, 05/15/25 (Call 02/15/25)	280	297,125
4.10%, 06/15/30 (Call 03/15/30)	45	48,890
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	260	249,267
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	248	262,828
3.40%, 02/01/28 (Call 11/01/27)	229	246,273
3.75%, 11/15/25 (Call 12/03/21)	185	201,972
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	158	164,802
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	100	98,667
2.85%, 08/01/29 (Call 05/01/29)	114	118,004
6.65%, 04/01/29	10	12,448
Series A, 4.20%, 03/01/29 (Call 12/01/28)	170	190,781
Series B, 3.65%, 03/01/28 (Call 12/01/27)	38	41,260
Series D, 3.40%, 06/01/23 (Call 05/01/23)	195	201,441
Series E, 3.70%, 08/01/25 (Call 06/01/25)	40	42,870
Series G, 2.50%, 06/01/31 (Call 03/01/31)	135	136,328
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	783	804,125
3.25%, 07/01/26 (Call 04/01/26)	470	497,471
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	45	43,874
Series A, 3.70%, 04/30/30 (Call 01/30/30)	119	128,759
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	30	29,091
4.15%, 12/01/25 (Call 09/01/25)	205	223,723
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	200	223,696
Tucson Electric Power Co., 3.05%, 03/15/25
(Call 12/15/24)	117	122,449
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	100	99,252
2.95%, 06/15/27 (Call 03/15/27)	30	31,761
2.95%, 03/15/30 (Call 12/15/29)	6	6,418

Security	Par (000)	Value

Electric (continued)
3.50%, 04/15/24 (Call 01/15/24)	$75	$78,639
3.50%, 03/15/29 (Call 12/15/28)	108	118,306
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)	200	209,244
Series A, 2.88%, 07/15/29 (Call 04/15/29)	205	215,990
Series A, 3.10%, 05/15/25 (Call 02/15/25)	225	237,382
Series A, 3.15%, 01/15/26 (Call 10/15/25)	310	327,899
Series A, 3.50%, 03/15/27 (Call 12/15/26)	115	124,497
Series A, 3.80%, 04/01/28 (Call 01/01/28)	220	243,047
Series B, 2.95%, 11/15/26 (Call 08/15/26)	220	232,366
Series C, 2.75%, 03/15/23 (Call 12/15/22)	230	234,432
Virginia Electric and Power Co., 2.30%, 11/15/31 (Call 08/15/31)	200	201,984
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	30	29,038
1.80%, 10/15/30 (Call 07/15/30)	25	23,844
3.55%, 06/15/25 (Call 03/15/25)	49	52,244
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	75	74,488
2.05%, 12/15/24 (Call 11/15/24)	121	124,130
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	185	182,830
3.05%, 10/15/27 (Call 07/15/27)	155	163,744
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	150	149,045
2.35%, 11/15/31 (Call 05/15/31)	150	150,866
2.60%, 12/01/29 (Call 06/01/29)	275	282,351
3.35%, 12/01/26 (Call 06/01/26)	292	312,951
		41,656,087
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	140	134,957
2.63%, 02/15/23 (Call 11/15/22)	315	321,183
3.15%, 06/01/25 (Call 03/01/25)	165	174,907
		631,047
Electronics — 0.3%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	5	4,893
2.30%, 03/12/31 (Call 12/12/30)	310	307,058
2.75%, 09/15/29 (Call 06/15/29)	5	5,183
3.88%, 07/15/23 (Call 04/15/23)	470	489,416
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	270	290,110
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	40	39,378
2.80%, 02/15/30 (Call 11/15/29)	365	378,746
4.35%, 06/01/29 (Call 03/01/29)	30	34,376
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	320	323,616
3.25%, 09/08/24 (Call 07/08/24)	331	345,263
3.88%, 01/12/28 (Call 10/12/27)	10	10,834
4.00%, 04/01/25 (Call 01/01/25)	125	133,646
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	100	99,135
4.63%, 04/15/26 (Call 01/15/26)	134	147,254
4.88%, 12/01/22	121	125,711
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	170	193,038
4.88%, 05/12/30 (Call 02/12/30)	120	136,380
5.00%, 02/15/23	245	256,228

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	$380	$405,285
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	185	185,703
1.75%, 09/01/31 (Call 06/01/31)	100	96,965
1.95%, 06/01/30 (Call 03/01/30)	25	24,900
2.50%, 11/01/26 (Call 08/01/26)	415	433,480
2.70%, 08/15/29 (Call 05/15/29)	230	241,732
3.35%, 12/01/23	150	157,658
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	175	184,999
3.50%, 02/15/28 (Call 11/15/27)	170	184,941
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	120	123,311
3.60%, 01/15/30 (Call 10/15/29)	106	114,607
3.95%, 01/12/28 (Call 10/12/27)	105	114,804
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	247	259,340
4.55%, 10/30/24 (Call 07/30/24)	172	187,045
4.60%, 04/06/27 (Call 01/06/27)	164	185,043
Legrand France SA, 8.50%, 02/15/25	380	461,696
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)(c)	515	503,582
2.38%, 08/09/28 (Call 06/09/28)(c)	120	117,935
2.65%, 08/09/31 (Call 05/09/31)(c)	300	289,926
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	70	73,130
4.90%, 06/15/28 (Call 03/15/28)	175	200,643
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	100	107,572
3.70%, 02/15/26 (Call 11/15/25)	165	178,447
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)(c)	20	19,520
2.95%, 04/01/31 (Call 01/01/31)(c)	20	19,860
		8,192,389
Environmental Control — 0.1%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	135	125,443
2.30%, 03/01/30 (Call 12/01/29)	114	114,349
2.38%, 03/15/33 (Call 12/15/32)	200	199,144
2.50%, 08/15/24 (Call 07/15/24)	187	192,922
2.90%, 07/01/26 (Call 04/01/26)	55	57,721
3.20%, 03/15/25 (Call 12/15/24)	110	116,156
3.38%, 11/15/27 (Call 08/15/27)	60	64,314
3.95%, 05/15/28 (Call 02/15/28)	146	162,314
4.75%, 05/15/23 (Call 02/15/23)	131	137,219
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	134	137,267
3.50%, 05/01/29 (Call 02/01/29)	97	105,639
4.25%, 12/01/28 (Call 09/01/28)	110	124,437
Waste Management Inc.
1.15%, 03/15/28 (Call 01/15/28)	250	238,367
2.00%, 06/01/29 (Call 04/01/29)	140	139,271
2.40%, 05/15/23 (Call 03/15/23)	245	250,231
3.15%, 11/15/27 (Call 08/15/27)	310	330,804
		2,495,598
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	20	26,269
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	5	4,979

Security	Par (000)	Value

Food (continued)
3.30%, 03/19/25 (Call 12/19/24)	$203	$214,924
3.65%, 03/15/23 (Call 02/15/23)	231	238,829
3.95%, 03/15/25 (Call 01/15/25)	190	204,172
4.15%, 03/15/28 (Call 12/15/27)	261	290,420
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	40	38,334
3.20%, 01/25/23 (Call 10/25/22)	92	93,879
4.30%, 05/01/24 (Call 04/01/24)	368	393,414
4.60%, 11/01/25 (Call 09/01/25)	364	403,450
4.85%, 11/01/28 (Call 08/01/28)	225	261,166
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	100	99,037
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	100	98,934
2.88%, 04/15/30 (Call 01/15/30)	55	57,689
3.20%, 02/10/27 (Call 11/10/26)	287	306,114
3.65%, 02/15/24 (Call 11/15/23)	285	299,156
4.00%, 04/17/25 (Call 02/17/25)	288	311,008
4.20%, 04/17/28 (Call 01/17/28)	345	388,915
Hershey Co. (The)
2.05%, 11/15/24 (Call 10/15/24)	105	107,977
2.30%, 08/15/26 (Call 05/15/26)	201	208,650
2.45%, 11/15/29 (Call 08/15/29)	65	68,111
3.38%, 05/15/23 (Call 04/15/23)	233	241,840
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	300	297,846
1.80%, 06/11/30 (Call 03/11/30)	50	49,002
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	150	160,223
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	500	484,065
3.38%, 12/15/27 (Call 09/15/27)	80	85,969
3.50%, 03/15/25	425	452,918
Kellogg Co.
2.65%, 12/01/23	226	233,580
3.25%, 04/01/26	180	191,662
3.40%, 11/15/27 (Call 08/15/27)	280	301,605
4.30%, 05/15/28 (Call 02/15/28)	125	142,186
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	425	403,605
2.65%, 10/15/26 (Call 07/15/26)	165	171,470
3.50%, 02/01/26 (Call 11/01/25)	24	25,848
3.70%, 08/01/27 (Call 05/01/27)	90	98,198
3.85%, 08/01/23 (Call 05/01/23)	195	203,543
4.00%, 02/01/24 (Call 11/01/23)	130	137,458
4.50%, 01/15/29 (Call 10/15/28)	175	202,528
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	190	183,175
1.85%, 02/15/31 (Call 11/15/30)	175	166,959
2.50%, 04/15/30 (Call 01/15/30)	5	5,067
3.15%, 08/15/24 (Call 06/15/24)	5	5,239
3.40%, 08/15/27 (Call 05/15/27)	252	270,741
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	403	404,120
1.50%, 02/04/31 (Call 11/04/30)	185	173,425
2.75%, 04/13/30 (Call 01/13/30)	420	436,330
3.63%, 02/13/26 (Call 12/13/25)	15	16,227
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	10	10,076
3.25%, 07/15/27 (Call 04/15/27)	186	197,668
3.30%, 07/15/26 (Call 04/15/26)	396	421,130
3.55%, 03/15/25 (Call 01/15/25)	170	181,604

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.75%, 10/01/25 (Call 07/01/25)	$290	$311,776
5.65%, 04/01/25 (Call 03/01/25)	169	190,542
5.95%, 04/01/30 (Call 01/01/30)	35	43,969
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	413	444,855
3.90%, 09/28/23 (Call 08/28/23)	98	102,937
3.95%, 08/15/24 (Call 05/15/24)	354	376,500
4.00%, 03/01/26 (Call 01/01/26)	330	357,878
4.35%, 03/01/29 (Call 12/01/28)	167	190,524
		12,489,715
Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	100	109,986
Georgia-Pacific LLC
7.75%, 11/15/29	45	63,388
8.00%, 01/15/24	305	348,731
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	325	368,641
		890,746
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	87	81,937
2.63%, 09/15/29 (Call 06/15/29)	97	100,775
3.00%, 06/15/27 (Call 03/15/27)	120	127,548
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	125	119,534
3.55%, 04/01/23 (Call 03/01/23)	217	224,359
4.00%, 04/01/28 (Call 01/01/28)	155	171,886
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	61	64,902
Series A, 2.50%, 11/15/24 (Call 10/15/24)	223	230,439
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	210	215,712
4.75%, 09/01/28 (Call 06/01/28)	135	149,726
5.20%, 07/15/25 (Call 04/15/25)	145	159,399
5.50%, 01/15/26 (Call 12/15/25)	50	56,688
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	40	39,029
1.70%, 02/15/31 (Call 11/15/30)	277	260,156
2.95%, 09/01/29 (Call 06/01/29)	304	316,063
3.49%, 05/15/27 (Call 02/15/27)	355	381,788
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	117	122,419
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	147	158,391
Southern California Gas Co.
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	190	198,440
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	240	247,322
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	332	339,473
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	215	202,134
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	55	54,318
3.70%, 04/01/28 (Call 01/01/28)	110	119,904
		4,142,342
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	145	146,164
4.63%, 06/15/28 (Call 03/15/28)	100	112,542
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	160	163,835
3.40%, 03/01/26 (Call 01/01/26)	205	219,807

Security	Par (000)	Value

Hand & Machine Tools (continued)
4.00%, 03/15/60 (Call 03/15/25)(b)	$125	$126,764
4.25%, 11/15/28 (Call 08/15/28)	75	86,527
		855,639
Health Care - Products — 0.4%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	58	56,262
1.40%, 06/30/30 (Call 03/30/30)	161	155,115
2.95%, 03/15/25 (Call 12/15/24)	300	316,608
3.40%, 11/30/23 (Call 09/30/23)	413	432,960
3.75%, 11/30/26 (Call 08/30/26)	380	418,923
3.88%, 09/15/25 (Call 06/15/25)	50	54,468
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)(c)	140	140,052
2.27%, 12/01/28 (Call 10/01/28)(c)	95	95,539
2.60%, 08/15/26 (Call 05/15/26)	455	471,931
3.95%, 04/01/30 (Call 01/01/30)	90	100,620
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	355	359,725
2.65%, 06/01/30 (Call 03/01/30)	130	132,388
3.45%, 03/01/24 (Call 02/01/24)	565	592,323
3.75%, 03/01/26 (Call 01/01/26)	247	266,318
3.85%, 05/15/25	174	187,339
4.00%, 03/01/29 (Call 12/01/28)	196	219,150
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	24	25,800
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	30	31,688
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	410	421,222
2.60%, 11/15/29 (Call 08/15/29)	145	150,284
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	124	140,111
Medtronic Global Holdings SCA, 3.35%, 04/01/27
(Call 01/01/27)	195	210,972
Medtronic Inc., 3.50%, 03/15/25	174	186,337
PerkinElmer Inc.
1.90%, 09/15/28 (Call 07/15/28)	175	171,090
2.25%, 09/15/31 (Call 06/15/31)	95	92,432
3.30%, 09/15/29 (Call 06/15/29)	215	228,257
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	435	420,475
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31
(Call 12/15/30)	350	353,955
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	35	34,701
1.95%, 06/15/30 (Call 03/15/30)	220	216,069
3.38%, 05/15/24 (Call 02/15/24)	353	370,682
3.38%, 11/01/25 (Call 08/01/25)	307	328,367
3.50%, 03/15/26 (Call 12/15/25)	188	202,034
3.65%, 03/07/28 (Call 12/07/27)	5	5,501
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	40	39,381
2.00%, 10/15/31 (Call 07/15/31)	35	34,270
2.60%, 10/01/29 (Call 07/01/29)	70	72,685
2.95%, 09/19/26 (Call 06/19/26)	237	250,495
3.20%, 08/15/27 (Call 05/15/27)	190	203,461
3.65%, 12/15/25 (Call 09/15/25)	175	188,940
4.13%, 03/25/25 (Call 12/03/21)	45	48,929
4.50%, 03/25/30 (Call 12/03/21)	379	452,299
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	500	501,975
3.55%, 04/01/25 (Call 01/01/25)	335	356,721
3.55%, 03/20/30 (Call 12/20/29)	215	234,804

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
3.70%, 03/19/23 (Call 02/19/23)	$155	$160,374
		10,134,032
Health Care - Services — 0.6%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	160	179,874
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	480	492,634
3.50%, 11/15/24 (Call 08/15/24)	289	306,571
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	395	392,444
2.25%, 05/15/30 (Call 02/15/30)	234	233,195
2.55%, 03/15/31 (Call 12/15/30)	250	254,860
2.88%, 09/15/29 (Call 06/15/29)	314	328,161
2.95%, 12/01/22 (Call 11/01/22)	290	296,383
3.30%, 01/15/23	260	267,543
3.35%, 12/01/24 (Call 10/01/24)	230	243,301
3.50%, 08/15/24 (Call 05/15/24)	295	311,414
3.65%, 12/01/27 (Call 09/01/27)	45	49,024
4.10%, 03/01/28 (Call 12/01/27)	320	356,822
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	146	152,379
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	175	178,708
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	115	112,002
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	80	82,888
2.78%, 10/01/30 (Call 04/01/30)	87	89,404
3.35%, 10/01/29 (Call 04/01/29)	292	311,491
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	100	97,603
4.13%, 06/15/29 (Call 03/15/29)	452	497,634
4.50%, 02/15/27 (Call 08/15/26)	149	164,082
4.75%, 05/01/23	398	418,644
5.00%, 03/15/24	129	139,148
5.25%, 04/15/25	422	469,175
5.25%, 06/15/26 (Call 12/15/25)	165	185,579
Humana Inc.
0.65%, 08/03/23 (Call 02/03/22)	275	273,765
1.35%, 02/03/27 (Call 01/03/27)	380	368,266
2.15%, 02/03/32 (Call 11/03/31)	255	246,279
2.90%, 12/15/22 (Call 11/15/22)	97	99,047
3.13%, 08/15/29 (Call 05/15/29)	185	194,478
3.15%, 12/01/22 (Call 09/01/22)	246	250,455
3.85%, 10/01/24 (Call 07/01/24)	385	410,776
3.95%, 03/15/27 (Call 12/15/26)	255	279,536
4.88%, 04/01/30 (Call 01/01/30)	30	35,246
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	21	22,496
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	35	34,631
2.30%, 12/01/24 (Call 11/01/24)	135	138,773
2.70%, 06/01/31 (Call 03/01/31)	75	76,298
2.95%, 12/01/29 (Call 09/01/29)	146	152,903
3.25%, 09/01/24 (Call 07/01/24)	138	144,959
3.60%, 02/01/25 (Call 11/01/24)	320	339,328
3.60%, 09/01/27 (Call 06/01/27)	138	149,006
4.00%, 11/01/23 (Call 08/01/23)	5	5,253
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	30	30,021

Security	Par (000)	Value

Health Care - Services (continued)
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	$50	$51,901
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	195	203,248
3.45%, 06/01/26 (Call 03/01/26)	132	141,540
4.20%, 06/30/29 (Call 03/30/29)	165	187,554
4.25%, 04/01/24 (Call 01/01/24)	30	31,917
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	31	34,880
Toledo Hospital (The), Series B, 5.33%, 11/15/28	35	39,327
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	180	177,390
1.25%, 01/15/26	185	184,132
2.00%, 05/15/30	230	228,583
2.30%, 05/15/31 (Call 02/15/31)	430	435,474
2.38%, 08/15/24	155	160,754
2.75%, 02/15/23 (Call 11/15/22)	180	183,645
2.88%, 08/15/29	209	221,488
2.95%, 10/15/27	103	109,806
3.10%, 03/15/26	275	293,403
3.38%, 04/15/27	260	282,641
3.45%, 01/15/27	200	217,066
3.50%, 06/15/23	170	177,347
3.50%, 02/15/24	187	197,326
3.75%, 07/15/25	421	455,977
3.85%, 06/15/28	245	274,140
3.88%, 12/15/28	221	248,696
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(c)	10	9,811
2.65%, 10/15/30 (Call 07/15/30)(c)	20	19,762
2.65%, 01/15/32 (Call 10/15/31)(c)	100	98,285
		14,528,572
Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	75	74,110
2.88%, 06/15/28 (Call 04/15/28)	285	283,800
3.20%, 11/15/31 (Call 08/15/31)	100	97,969
3.25%, 07/15/25 (Call 06/15/25)	238	244,883
3.50%, 02/10/23 (Call 01/10/23)	213	218,472
4.20%, 06/10/24 (Call 05/10/24)	320	336,563
4.25%, 03/01/25 (Call 01/01/25)	315	333,913
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	100	97,422
2.95%, 03/10/26 (Call 02/10/26)	5	5,005
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(c)	55	53,399
2.75%, 09/16/26 (Call 08/19/26)	25	25,113
2.85%, 09/30/28 (Call 07/30/28)(c)	170	165,449
3.63%, 01/15/26 (Call 12/15/25)	20	20,850
FS KKR Capital Corp.
1.65%, 10/12/24	105	103,292
2.63%, 01/15/27 (Call 12/15/26)	230	226,538
3.13%, 10/12/28 (Call 08/12/28)	100	98,499
3.40%, 01/15/26 (Call 12/15/25)	95	96,947
4.63%, 07/15/24 (Call 06/15/24)	185	195,867
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	90	91,936
3.75%, 02/10/25 (Call 01/10/25)	60	62,951
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	135	130,660

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.38%, 04/15/24 (Call 03/15/24)	$10	$10,282
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	155	155,942
Oaktree Specialty Lending Corp., 2.70%, 01/15/27
(Call 12/15/26)	225	223,051
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	5	4,896
2.88%, 06/11/28 (Call 04/11/28)	225	220,057
3.40%, 07/15/26 (Call 06/15/26)	35	35,594
3.75%, 07/22/25 (Call 06/22/25)	195	202,527
4.00%, 03/30/25 (Call 02/28/25)	185	193,001
4.25%, 01/15/26 (Call 12/15/25)	40	42,179
Owl Rock Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)(c)	105	103,076
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	35	34,453
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	205	196,650
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	30	31,498
		4,416,844
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	235	229,456
2.50%, 10/15/24 (Call 09/15/24)	268	277,442
2.60%, 10/15/25 (Call 09/15/25)	72	74,697
5.75%, 08/15/23 (Call 05/15/23)	181	193,476
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	100	106,902
4.75%, 11/29/27 (Call 05/29/27)	300	340,335
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	150	156,218
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	86	98,078
5.50%, 03/01/26 (Call 12/01/25)	95	108,360
		1,584,964
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	80	85,805
3.80%, 11/15/24 (Call 08/15/24)	50	52,822
4.40%, 03/15/29 (Call 12/15/28)	218	246,006
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	185	185,448
4.75%, 02/26/29 (Call 11/26/28)	135	156,678
		726,759
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	200	194,800
2.65%, 04/30/30 (Call 02/01/30)	40	40,800
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	140	149,076
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	60	64,116
3.50%, 12/15/24 (Call 09/15/24)	225	239,533
3.90%, 05/15/28 (Call 02/15/28)	240	270,600
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	20	19,243
2.00%, 11/02/31 (Call 08/02/31)	100	100,088
2.75%, 02/15/26	170	180,209
3.05%, 08/15/25	100	106,672
3.10%, 03/26/30 (Call 12/26/29)	70	75,914
3.20%, 04/25/29 (Call 01/25/29)	140	152,384

Security	Par (000)	Value

Household Products & Wares (continued)
3.95%, 11/01/28 (Call 08/01/28)	$175	$199,657
		1,793,092
Insurance — 0.9%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6 mo. LIBOR US + 3.540%)(b)	200	228,778
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	9	9,578
3.60%, 04/01/30 (Call 01/01/30)	265	293,821
3.63%, 11/15/24	480	514,728
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	105	113,404
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	80	78,204
1.45%, 12/15/30 (Call 09/15/30)	10	9,485
3.15%, 06/15/23	107	111,060
3.28%, 12/15/26 (Call 09/15/26)	132	142,056
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	100	113,938
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	210	225,876
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	350	362,173
3.75%, 07/10/25 (Call 04/10/25)	366	393,161
3.90%, 04/01/26 (Call 01/01/26)	540	588,751
4.13%, 02/15/24	586	624,459
4.20%, 04/01/28 (Call 01/01/28)	266	300,178
4.25%, 03/15/29 (Call 12/15/28)	185	211,089
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3 mo. LIBOR US + 2.868%)(b)	60	67,614
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	319	327,591
3.75%, 05/02/29 (Call 02/02/29)	241	264,240
4.50%, 12/15/28 (Call 09/15/28)	170	195,602
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	100	96,633
2.60%, 12/02/31 (Call 09/02/31)	185	186,393
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	157	170,632
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	116	128,375
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	140	149,233
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	45	51,712
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	50	52,562
5.00%, 07/01/24	56	61,179
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	55	58,267
4.13%, 01/12/28 (Call 10/12/27)	300	330,240
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	159	175,620
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	215	236,805
Berkshire Hathaway Finance Corp., 1.45%, 10/15/30 (Call 07/15/30)	290	277,452
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	568	581,711
3.00%, 02/11/23	325	334,331
3.13%, 03/15/26 (Call 12/15/25)	321	343,467
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	10	9,864
4.20%, 09/15/24 (Call 06/15/24)	50	53,610
4.50%, 03/15/29 (Call 12/15/28)	100	114,069

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Chubb INA Holdings Inc.
2.70%, 03/13/23	$300	$307,767
3.35%, 05/03/26 (Call 02/03/26)	45	48,527
Cincinnati Financial Corp., 6.92%, 05/15/28	89	114,652
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/15/27)	116	125,295
3.90%, 05/01/29 (Call 02/01/29)	106	117,912
3.95%, 05/15/24 (Call 02/15/24)	200	212,412
4.50%, 03/01/26 (Call 12/01/25)	280	311,069
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	125	144,625
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	80	78,490
4.95%, 06/01/29 (Call 03/01/29)	228	257,831
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	189	196,596
4.35%, 04/20/28 (Call 01/20/28)	370	416,709
7.00%, 04/01/28	5	6,359
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	45	50,515
4.85%, 04/17/28 (Call 01/17/28)	99	112,078
Fidelity National Financial Inc., 2.45%, 03/15/31
(Call 12/15/30)	30	29,740
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	55	53,606
4.60%, 11/15/24	140	152,650
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	260	258,287
4.55%, 09/15/28 (Call 06/15/28)	160	182,253
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	159	159,377
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	240	250,174
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	50	52,815
3.35%, 03/09/25	142	151,102
3.40%, 01/15/31 (Call 10/15/30)	45	48,894
3.63%, 12/12/26 (Call 09/15/26)	195	211,754
3.80%, 03/01/28 (Call 12/01/27)	75	83,105
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	230	245,725
3.75%, 04/01/26 (Call 01/01/26)	230	250,440
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	5	5,131
4.15%, 03/04/26	582	642,412
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	120	130,003
3.50%, 11/01/27 (Call 08/01/27)	90	96,922
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	260	258,466
3.30%, 03/14/23 (Call 01/14/23)	155	159,566
3.50%, 06/03/24 (Call 03/03/24)	215	226,917
3.50%, 03/10/25 (Call 12/10/24)	252	268,075
3.75%, 03/14/26 (Call 12/14/25)	230	249,716
3.88%, 03/15/24 (Call 02/15/24)	232	246,256
4.38%, 03/15/29 (Call 12/15/28)	380	433,413
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	120	132,750
MetLife Inc.
3.00%, 03/01/25	258	272,706
3.60%, 04/10/24	170	180,120
3.60%, 11/13/25 (Call 08/13/25)	151	163,480

Security	Par (000)	Value

Insurance (continued)
4.55%, 03/23/30 (Call 12/23/29)	$159	$187,723
Series D, 4.37%, 09/15/23	265	281,600
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	162	177,051
4.88%, 10/01/24 (Call 09/01/24)	180	197,136
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	145	159,854
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	40	39,632
3.10%, 11/15/26 (Call 08/15/26)	145	154,197
3.13%, 05/15/23	25	25,841
3.40%, 05/15/25 (Call 02/15/25)	190	201,829
3.70%, 05/15/29 (Call 02/15/29)	116	128,679
Progressive Corp. (The)
2.45%, 01/15/27	265	277,238
4.00%, 03/01/29 (Call 12/01/28)	65	74,000
6.63%, 03/01/29	10	13,025
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	182	182,748
2.10%, 03/10/30 (Call 12/10/29)	50	50,580
3.70%, 10/01/50 (Call 07/01/30)(b)	25	25,429
3.88%, 03/27/28 (Call 12/27/27)	332	371,159
4.50%, 09/15/47 (Call 09/15/27),
(3 mo. LIBOR US + 2.380%)(b)	50	52,456
5.20%, 03/15/44 (Call 03/15/24),
(3 mo. LIBOR US + 3.040%)(b)	200	208,934
5.63%, 06/15/43 (Call 06/15/23),
(3 mo. LIBOR US + 3.920%)(b)	280	291,486
5.70%, 09/15/48 (Call 09/15/28),
(3 mo. LIBOR US + 2.665%)(a)(b)	200	225,358
Prudential PLC, 3.13%, 04/14/30	66	70,856
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	230	255,845
3.95%, 09/15/26 (Call 06/15/26)	70	76,742
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	200	218,448
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	205	225,121
Unum Group
4.00%, 03/15/24	225	238,120
4.00%, 06/15/29 (Call 03/15/29)	40	44,449
Voya Financial Inc.
3.65%, 06/15/26	210	228,329
4.70%, 01/23/48 (Call 01/23/28),
(3 mo. LIBOR US + 2.084%)(b)	100	103,382
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	108	111,472
3.60%, 05/15/24 (Call 03/15/24)	87	91,545
4.50%, 09/15/28 (Call 06/15/28)	240	270,958
XLIT Ltd., 4.45%, 03/31/25	220	240,874
		22,186,729
Internet — 0.5%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	430	458,273
3.60%, 11/28/24 (Call 08/28/24)	725	768,493
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	210	205,113
0.80%, 08/15/27 (Call 06/15/27)	470	451,256
1.10%, 08/15/30 (Call 05/15/30)	320	300,307
2.00%, 08/15/26 (Call 05/15/26)	408	420,154
3.38%, 02/25/24	137	144,628

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Amazon.com Inc.
0.25%, 05/12/23	$185	$184,369
0.40%, 06/03/23	532	530,266
0.45%, 05/12/24	575	568,819
1.00%, 05/12/26 (Call 04/12/26)	600	593,064
1.20%, 06/03/27 (Call 04/03/27)	10	9,806
1.50%, 06/03/30 (Call 03/03/30)	320	309,088
1.65%, 05/12/28 (Call 03/12/28)	900	894,861
2.10%, 05/12/31 (Call 02/12/31)	900	905,868
2.40%, 02/22/23 (Call 01/22/23)	263	268,494
2.80%, 08/22/24 (Call 06/22/24)	371	387,662
3.15%, 08/22/27 (Call 05/22/27)	587	631,888
3.80%, 12/05/24 (Call 09/05/24)	139	149,367
5.20%, 12/03/25 (Call 09/03/25)	436	498,147
Baidu Inc.
3.63%, 07/06/27	375	404,891
3.88%, 09/29/23 (Call 08/29/23)	205	214,356
4.13%, 06/30/25	225	243,041
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	205	210,076
3.55%, 03/15/28 (Call 12/15/27)	150	164,525
3.60%, 06/01/26 (Call 03/01/26)	313	338,212
3.65%, 03/15/25 (Call 12/15/24)	90	96,113
4.63%, 04/13/30 (Call 01/13/30)	209	244,678
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	81	88,326
4.50%, 06/20/28 (Call 03/20/28)	240	272,258
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	65	64,053
1.90%, 03/11/25 (Call 02/11/25)	221	224,021
2.60%, 05/10/31 (Call 02/10/31)	180	182,500
2.70%, 03/11/30 (Call 12/11/29)	65	66,648
2.75%, 01/30/23 (Call 12/30/22)	488	498,482
3.45%, 08/01/24 (Call 05/01/24)	187	196,887
3.60%, 06/05/27 (Call 03/05/27)	156	169,021
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	190	191,476
3.25%, 02/15/30 (Call 11/15/29)	405	417,462
3.80%, 02/15/28 (Call 11/15/27)	55	58,730
5.00%, 02/15/26 (Call 11/15/25)	220	245,940
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	290	304,271
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	160	161,653
		13,737,543
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	140	152,782
4.55%, 03/11/26	55	60,075
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	30	30,495
2.70%, 06/01/30 (Call 03/01/30)	45	46,430
3.95%, 05/01/28 (Call 02/01/28)	172	191,775
4.00%, 08/01/23 (Call 05/01/23)	290	303,163
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	200	207,804
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	45	43,830
2.40%, 06/15/25 (Call 05/15/25)	194	199,211
3.25%, 01/15/31 (Call 10/15/30)	25	26,344
3.45%, 04/15/30 (Call 01/15/30)	242	257,955
5.00%, 12/15/26 (Call 12/31/21)	55	56,439

Security	Par (000)	Value

Iron & Steel (continued)
Vale Overseas Ltd., 6.25%, 08/10/26	$383	$435,651
		2,011,954
Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 08/18/22)	10	9,872
2.40%, 08/18/31 (Call 05/18/31)	110	106,245
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	55	58,272
		174,389
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	135	143,586
3.70%, 01/15/31 (Call 10/15/30)	45	47,367
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	188	193,234
4.38%, 09/15/28 (Call 06/15/28)	195	211,321
4.85%, 03/15/26 (Call 12/15/25)	115	125,459
5.38%, 04/23/25 (Call 03/23/25)	30	33,238
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	56	56,537
3.20%, 08/08/24 (Call 07/08/24)	445	453,691
3.50%, 08/18/26 (Call 06/18/26)	206	209,926
3.90%, 08/08/29 (Call 05/08/29)	235	238,262
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	75	79,482
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	217	244,930
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	440	495,823
Series R, 3.13%, 06/15/26 (Call 03/15/26)	240	252,017
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	400	404,828
5.13%, 08/08/25 (Call 06/08/25)	200	210,762
5.40%, 08/08/28 (Call 05/08/28)	325	350,743
		3,751,206
Machinery — 0.4%
Caterpillar Financial Services Corp.
1.15%, 09/14/26	400	394,072
2.15%, 11/08/24	240	247,217
3.30%, 06/09/24	246	259,837
3.45%, 05/15/23	305	317,227
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	220	219,118
2.60%, 09/19/29 (Call 06/19/29)	254	266,357
2.60%, 04/09/30 (Call 01/09/30)	115	120,396
3.40%, 05/15/24 (Call 02/15/24)	30	31,626
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	110	108,046
4.20%, 01/15/24	76	80,575
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	122	133,142
4.50%, 08/15/23	164	173,099
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	4	4,192
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	85	90,375
3.15%, 11/15/25 (Call 08/15/25)	130	138,102
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	50	49,035
3.50%, 10/01/30 (Call 07/01/30)	25	25,936
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	50	50,625
John Deere Capital Corp.
0.63%, 09/10/24	65	64,299

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
0.70%, 07/05/23	$125	$125,100
0.70%, 01/15/26	360	350,291
1.30%, 10/13/26	30	29,690
1.45%, 01/15/31	114	108,619
1.50%, 03/06/28	305	300,321
1.75%, 03/09/27	25	25,073
2.00%, 06/17/31	200	199,448
2.05%, 01/09/25	290	298,616
2.25%, 09/14/26	140	144,836
2.45%, 01/09/30	160	165,178
2.65%, 06/24/24	155	161,501
2.65%, 06/10/26	55	57,754
2.80%, 03/06/23	580	596,182
2.80%, 09/08/27	145	153,987
2.80%, 07/18/29	25	26,488
3.05%, 01/06/28	110	118,838
3.35%, 06/12/24	175	185,752
3.45%, 06/07/23	320	333,552
3.45%, 03/13/25	240	257,292
3.45%, 03/07/29	165	183,031
3.65%, 10/12/23	15	15,798
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	155	155,414
4.55%, 04/15/28 (Call 01/15/28)	135	150,777
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	60	62,713
4.60%, 05/15/28 (Call 02/15/28)	100	114,175
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	25	25,469
2.29%, 04/05/27 (Call 02/05/27)	70	71,101
2.57%, 02/15/30 (Call 11/15/29)	544	553,765
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	25	24,452
2.88%, 03/01/25 (Call 12/01/24)	165	172,879
3.50%, 03/01/29 (Call 12/01/28)	150	166,633
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	275	292,735
4.40%, 03/15/24 (Call 02/15/24)	380	404,795
4.95%, 09/15/28 (Call 06/15/28)	133	151,653
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	165	164,767
3.25%, 11/01/26 (Call 08/01/26)	115	123,098
		9,245,049
Manufacturing — 0.3%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	89	90,197
2.00%, 02/14/25 (Call 01/14/25)	118	120,955
2.25%, 03/15/23 (Call 02/15/23)	263	267,939
2.25%, 09/19/26 (Call 06/19/26)	253	261,939
2.38%, 08/26/29 (Call 05/26/29)	253	259,788
2.88%, 10/15/27 (Call 07/15/27)	66	70,288
3.00%, 08/07/25	150	159,771
3.05%, 04/15/30 (Call 01/15/30)	162	174,508
3.25%, 02/14/24 (Call 01/14/24)	290	304,117
3.38%, 03/01/29 (Call 12/01/28)	116	126,843
3.63%, 09/14/28 (Call 06/14/28)	113	126,076
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	180	173,986
2.75%, 03/01/30 (Call 12/01/29)	220	225,823
3.75%, 12/01/27 (Call 09/01/27)	95	102,990

Security	Par (000)	Value

Manufacturing (continued)
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	$160	$170,352
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)	250	266,783
4.40%, 05/15/30 (Call 02/15/30)	690	820,507
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	575	621,638
General Electric Co.
3.38%, 03/11/24	240	252,948
3.45%, 05/15/24 (Call 02/13/24)	305	321,430
3.63%, 05/01/30 (Call 02/01/30)	413	465,732
5.55%, 01/05/26	35	40,873
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	490	514,603
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	115	119,354
3.25%, 03/01/27 (Call 12/01/26)	142	152,369
3.25%, 06/14/29 (Call 03/14/29)	144	153,287
3.30%, 11/21/24 (Call 08/21/24)	200	210,600
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	120	136,571
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	200	198,606
3.65%, 03/15/27 (Call 12/15/26)	120	129,593
3.88%, 03/01/25 (Call 12/01/24)	5	5,350
3.90%, 09/17/29 (Call 06/17/29)	103	113,805
4.00%, 03/15/26 (Call 12/15/25)	98	106,700
4.30%, 03/01/24 (Call 12/01/23)	60	63,602
Trane Technologies Global Holding Co. Ltd. 3.75%, 08/21/28 (Call 05/21/28)	85	93,453
4.25%, 06/15/23	385	403,719
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	125	133,956
3.80%, 03/21/29 (Call 12/21/28)	353	386,560
		8,347,611
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	75	72,914
2.30%, 02/01/32 (Call 11/01/31)	350	330,698
3.75%, 02/15/28 (Call 11/15/27)	109	117,383
4.20%, 03/15/28 (Call 12/15/27)	250	273,875
4.50%, 02/01/24 (Call 01/01/24)	609	648,214
4.91%, 07/23/25 (Call 04/23/25)	506	558,376
5.05%, 03/30/29 (Call 12/30/28)	421	485,830
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	895	840,181
1.95%, 01/15/31 (Call 10/15/30)	305	298,110
2.35%, 01/15/27 (Call 10/15/26)	606	624,525
2.65%, 02/01/30 (Call 11/01/29)	95	98,021
3.10%, 04/01/25 (Call 12/03/21)	425	449,803
3.15%, 03/01/26 (Call 12/01/25)	511	544,097
3.15%, 02/15/28 (Call 11/15/27)	157	168,481
3.30%, 02/01/27 (Call 11/01/26)	25	26,822
3.38%, 02/15/25 (Call 11/15/24)	290	307,635
3.38%, 08/15/25 (Call 05/15/25)	272	289,903
3.40%, 04/01/30 (Call 01/01/30)	293	319,150
3.55%, 05/01/28 (Call 02/01/28)	410	449,446
3.60%, 03/01/24	375	399,045
3.70%, 04/15/24 (Call 03/15/24)	354	375,275
3.95%, 10/15/25 (Call 08/15/25)	516	563,353
4.15%, 10/15/28 (Call 07/15/28)	591	669,668
4.25%, 10/15/30 (Call 07/15/30)	40	46,106

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	$137	$140,528
3.45%, 03/15/25 (Call 12/15/24)	155	163,785
3.63%, 05/15/30 (Call 02/15/30)	347	371,627
3.90%, 11/15/24 (Call 08/15/24)	155	165,365
3.95%, 03/20/28 (Call 12/20/27)	272	296,649
4.13%, 05/15/29 (Call 02/15/29)	190	209,817
4.90%, 03/11/26 (Call 12/11/25)	95	106,315
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	85	89,503
3.50%, 04/08/30 (Call 01/08/30)	25	27,012
4.03%, 01/25/24 (Call 12/25/23)	373	394,802
4.71%, 01/25/29 (Call 10/25/28)	590	675,650
Grupo Televisa SAB, 6.63%, 03/18/25	100	114,790
TCI Communications Inc., 7.13%, 02/15/28	10	13,019
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	263	280,729
4.30%, 11/23/23 (Call 08/23/23)	125	132,014
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	330	361,551
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	288	290,917
2.35%, 12/01/22	282	286,896
2.95%, 06/15/27(a)	195	208,726
3.00%, 02/13/26	146	154,538
3.15%, 09/17/25	119	126,310
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	218	228,248
3.38%, 02/15/28 (Call 11/15/27)	215	230,394
3.50%, 01/15/25 (Call 10/15/24)	254	269,144
3.70%, 08/15/24 (Call 05/15/24)	240	254,882
3.70%, 06/01/28 (Call 03/01/28)	55	60,039
3.88%, 04/01/24 (Call 01/01/24)	156	164,669
4.00%, 01/15/26 (Call 10/15/25)	215	233,563
4.20%, 06/01/29 (Call 03/01/29)	70	77,986
4.75%, 05/15/25 (Call 04/15/25)	375	413,160
4.95%, 01/15/31 (Call 10/15/30)	90	106,779
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	353	358,193
1.75%, 01/13/26	480	483,418
2.00%, 09/01/29 (Call 06/01/29)	536	536,209
2.20%, 01/13/28	556	564,412
2.65%, 01/13/31	135	140,358
3.35%, 03/24/25	315	334,829
3.38%, 11/15/26 (Call 08/15/26)	145	156,259
3.70%, 09/15/24 (Call 06/15/24)	56	59,524
3.70%, 10/15/25 (Call 07/15/25)	172	185,389
3.80%, 03/22/30	295	331,309
		18,756,218
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	185	188,169
3.25%, 06/15/25 (Call 03/15/25)	305	326,003
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	165	174,248
4.50%, 12/15/28 (Call 09/15/28)	100	111,892
		800,312
Mining — 0.1%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	70	73,991

Security	Par (000)	Value

Mining (continued)
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	$94	$105,297
5.95%, 03/15/24 (Call 12/15/23)	230	251,040
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	264	257,889
2.80%, 10/01/29 (Call 07/01/29)	81	83,235
3.70%, 03/15/23 (Call 12/15/22)	40	41,130
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	120	158,149
Southern Copper Corp., 3.88%, 04/23/25	140	149,843
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)(c)	25	24,221
		1,144,795
Multi-National — 0.0%
Asian Development Bank, 0.63%, 10/08/24	30	29,799
Inter-American Development Bank, 0.50%, 09/23/24	30	29,706
		59,505
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	100	100,687
3.25%, 02/15/29 (Call 08/15/23)	195	194,760
3.28%, 12/01/28 (Call 10/01/28)	100	101,464
3.57%, 12/01/31 (Call 09/01/31)	100	102,309
4.25%, 04/01/28 (Call 10/01/22)	100	103,007
5.50%, 12/01/24 (Call 06/01/24)	200	217,996
		820,223
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	345	391,727

Oil & Gas — 1.4%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	300	288,435
2.75%, 05/10/23	339	348,177
2.94%, 04/06/23	85	87,338
3.02%, 01/16/27 (Call 10/16/26)	285	299,583
3.12%, 05/04/26 (Call 02/04/26)	235	248,618
3.19%, 04/06/25 (Call 03/06/25)	335	352,996
3.22%, 11/28/23 (Call 12/23/21)	362	378,496
3.22%, 04/14/24 (Call 12/23/21)	367	386,293
3.41%, 02/11/26 (Call 12/11/25)	73	78,019
3.54%, 04/06/27 (Call 02/06/27)	20	21,579
3.59%, 04/14/27 (Call 01/14/27)	138	148,960
3.63%, 04/06/30 (Call 01/06/30)	290	318,243
3.80%, 09/21/25 (Call 07/21/25)	318	344,273
3.94%, 09/21/28 (Call 06/21/28)	310	344,909
4.23%, 11/06/28 (Call 08/06/28)	31	35,094
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	175	187,040
3.51%, 03/17/25	230	244,895
3.54%, 11/04/24	328	348,874
3.72%, 11/28/28 (Call 08/28/28)	123	135,392
3.81%, 02/10/24	219	231,257
3.99%, 09/26/23	392	413,701
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	25	25,281
2.95%, 01/15/23 (Call 12/15/22)	180	183,652
2.95%, 07/15/30 (Call 04/15/30)	40	40,880
3.80%, 04/15/24 (Call 01/15/24)	251	263,788
3.85%, 06/01/27 (Call 03/01/27)	333	357,519
3.90%, 02/01/25 (Call 11/01/24)	251	268,189

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Cenovus Energy Inc.
4.40%, 04/15/29 (Call 01/15/29)	$155	$171,433
5.38%, 07/15/25 (Call 04/15/25)	304	337,771
Cenovus Energy Inc/CA, 2.65%, 01/15/32 (Call 10/15/31)	170	163,795
Chevron Corp.
1.14%, 05/11/23	226	227,727
1.55%, 05/11/25 (Call 04/11/25)	20	20,179
2.00%, 05/11/27 (Call 03/11/27)	280	283,200
2.24%, 05/11/30 (Call 02/11/30)	378	382,956
2.36%, 12/05/22 (Call 09/05/22)	142	143,968
2.57%, 05/16/23 (Call 03/16/23)	180	184,268
2.90%, 03/03/24 (Call 01/03/24)	274	285,215
2.95%, 05/16/26 (Call 02/16/26)	555	588,894
3.19%, 06/24/23 (Call 03/24/23)	4	4,131
3.33%, 11/17/25 (Call 08/17/25)	229	245,312
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	5	4,897
1.02%, 08/12/27 (Call 06/12/27)	160	153,512
3.25%, 10/15/29 (Call 07/15/29)	140	152,069
3.85%, 01/15/28 (Call 10/15/27)	177	196,764
3.90%, 11/15/24 (Call 08/15/24)	10	10,743
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(a)	250	258,820
3.00%, 05/09/23	500	513,435
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	560	598,511
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	225,012
ConocoPhillips
2.40%, 02/15/31 (Call 11/15/30)(c)	170	170,867
3.75%, 10/01/27 (Call 07/01/27)(c)	295	321,736
4.30%, 08/15/28 (Call 05/15/28)(c)	97	109,752
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	20	21,192
4.95%, 03/15/26 (Call 12/15/25)	550	621,220
6.95%, 04/15/29	372	489,117
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	200	208,512
4.38%, 01/15/28 (Call 10/15/27)	200	215,466
4.50%, 04/15/23 (Call 01/15/23)	200	206,750
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(c)	205	222,101
4.38%, 06/01/24 (Call 03/01/24)(c)	208	221,322
4.38%, 03/15/29 (Call 12/15/28)(c)	118	131,313
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(c)	95	102,065
5.85%, 12/15/25 (Call 09/15/25)	203	232,770
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	208	215,785
3.13%, 03/24/31 (Call 12/24/30)	10	10,202
3.25%, 12/01/26 (Call 10/01/26)	121	127,033
3.50%, 12/01/29 (Call 09/01/29)	362	380,223
4.75%, 05/31/25 (Call 04/30/25)	165	180,908
Eni USA Inc., 7.30%, 11/15/27	94	119,945
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	77	78,441
3.15%, 04/01/25 (Call 01/01/25)	10	10,576
4.15%, 01/15/26 (Call 10/15/25)	425	467,368
4.38%, 04/15/30 (Call 01/15/30)	226	260,060
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	820	827,290
2.38%, 05/22/30 (Call 02/22/30)	398	405,638

Security	Par (000)	Value

Oil & Gas (continued)
2.45%, 01/17/23	$149	$151,967
2.65%, 01/15/24	247	255,428
2.88%, 04/06/25 (Call 03/06/25)	10	10,489
3.00%, 04/06/27 (Call 02/06/27)	188	198,855
3.13%, 04/06/30 (Call 01/06/30)	500	537,905
3.25%, 11/10/24	330	349,292
3.63%, 09/10/28 (Call 06/10/28)	140	154,909
Exxon Mobil Corp.
1.57%, 04/15/23	408	412,916
2.28%, 08/16/26 (Call 06/16/26)	315	325,959
2.44%, 08/16/29 (Call 05/16/29)	178	182,564
2.61%, 10/15/30 (Call 07/15/30)	30	31,048
2.71%, 03/06/25 (Call 12/06/24)	410	427,396
2.73%, 03/01/23 (Call 01/01/23)	252	257,794
2.99%, 03/19/25 (Call 02/19/25)	430	452,842
3.04%, 03/01/26 (Call 12/01/25)	485	514,473
3.18%, 03/15/24 (Call 12/15/23)	231	241,545
3.29%, 03/19/27 (Call 01/19/27)	262	282,745
3.48%, 03/19/30 (Call 12/19/29)	711	779,185
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(c)	10	9,846
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	280	293,118
4.30%, 04/01/27 (Call 01/01/27)	297	322,854
7.30%, 08/15/31	45	60,158
7.88%, 10/01/29	45	61,059
HollyFrontier Corp.
4.50%, 10/01/30 (Call 07/01/30)	10	10,747
5.88%, 04/01/26 (Call 01/01/26)	325	365,908
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	387	422,604
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	227	239,174
3.80%, 04/01/28 (Call 01/01/28)	130	139,771
4.50%, 05/01/23 (Call 12/02/21)	252	264,189
4.70%, 05/01/25 (Call 04/01/25)	181	197,811
4.75%, 12/15/23 (Call 12/02/21)	313	335,007
5.13%, 12/15/26 (Call 09/15/26)	167	189,896
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	200	220,444
5.63%, 07/01/24	200	217,754
Ovintiv Inc.
7.20%, 11/01/31	100	126,115
7.38%, 11/01/31	100	127,845
8.13%, 09/15/30	100	132,665
Phillips 66
0.90%, 02/15/24 (Call 12/31/21)	30	29,714
1.30%, 02/15/26 (Call 01/15/26)	40	39,222
2.15%, 12/15/30 (Call 09/15/30)	155	148,817
3.90%, 03/15/28 (Call 12/15/27)	285	311,266
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	215	203,678
4.45%, 01/15/26 (Call 10/15/25)	210	230,885
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	320	327,926
2.25%, 01/06/23	240	244,822
2.38%, 11/07/29 (Call 08/07/29)	351	358,582
2.50%, 09/12/26	257	268,475
2.75%, 04/06/30 (Call 01/06/30)	290	303,639
2.88%, 05/10/26	445	471,798
3.25%, 05/11/25	553	589,603
3.40%, 08/12/23	255	267,056

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.50%, 11/13/23 (Call 10/13/23)	$422	$443,518
3.88%, 11/13/28 (Call 08/13/28)	222	248,525
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	241	248,519
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	117	120,993
2.70%, 01/25/23	378	386,826
2.83%, 01/10/30 (Call 10/10/29)	230	242,365
3.46%, 02/19/29 (Call 11/19/28)	240	261,842
3.70%, 01/15/24	205	216,507
3.75%, 04/10/24	389	413,320
TotalEnergies Capital SA, 3.88%, 10/11/28	117	130,814
Valero Energy Corp.
1.20%, 03/15/24	35	34,975
2.15%, 09/15/27 (Call 07/15/27)	25	24,930
2.80%, 12/01/31 (Call 09/01/31)	100	98,395
2.85%, 04/15/25 (Call 03/15/25)	46	47,877
3.40%, 09/15/26 (Call 06/15/26)	713	756,051
3.65%, 03/15/25	195	208,720
4.00%, 04/01/29 (Call 01/01/29)	420	455,314
		35,330,996
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	105	111,113
3.34%, 12/15/27 (Call 09/15/27)	514	548,937
4.49%, 05/01/30 (Call 02/01/30)	10	11,499
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.,
2.77%, 12/15/22 (Call 11/15/22)	22	22,454
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	10	10,235
3.50%, 08/01/23 (Call 05/01/23)	441	457,000
3.80%, 11/15/25 (Call 08/15/25)	354	383,017
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	207	212,744
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	70	69,946
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	185	188,622
3.65%, 12/01/23 (Call 09/01/23)	487	509,733
		2,525,300
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	5	5,377
4.50%, 05/15/28 (Call 02/15/28)	5	5,723
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	252	256,614
2.69%, 05/25/31 (Call 02/25/31)	100	101,768
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	20	19,783
1.57%, 01/15/26 (Call 12/15/25)	147	143,835
1.65%, 01/15/27 (Call 12/15/26)	20	19,409
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	170	178,714
3.40%, 12/15/27 (Call 09/15/27)	25	27,114
3.65%, 09/15/24 (Call 06/15/24)	106	112,511
WestRock MWV LLC, 8.20%, 01/15/30	29	40,331
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	80	82,458
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	170	177,626
3.38%, 09/15/27 (Call 06/15/27)	105	111,851
3.75%, 03/15/25 (Call 01/15/25)	208	222,889

Security	Par (000)	Value

Packaging & Containers (continued)
3.90%, 06/01/28 (Call 03/01/28)	$205	$225,531
4.00%, 03/15/28 (Call 12/15/27)	25	27,704
4.65%, 03/15/26 (Call 01/15/26)	217	243,541
4.90%, 03/15/29 (Call 12/15/28)	72	83,949
		2,086,728
Pharmaceuticals — 1.6%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	647	669,587
2.85%, 05/14/23 (Call 03/14/23)	391	400,693
2.95%, 11/21/26 (Call 09/21/26)	760	798,365
3.20%, 05/14/26 (Call 02/14/26)	395	417,799
3.20%, 11/21/29 (Call 08/21/29)	896	953,389
3.60%, 05/14/25 (Call 02/14/25)	875	932,461
3.75%, 11/14/23 (Call 10/14/23)	110	115,573
3.80%, 03/15/25 (Call 12/15/24)	595	636,477
3.85%, 06/15/24 (Call 03/15/24)	280	296,699
4.25%, 11/14/28 (Call 08/14/28)	343	386,280
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	305	308,209
3.25%, 03/01/25 (Call 12/01/24)	122	128,665
3.40%, 05/15/24 (Call 02/15/24)	201	210,833
3.45%, 12/15/27 (Call 09/15/27)	205	220,262
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	510	502,947
1.75%, 05/28/28 (Call 03/28/28)	230	228,282
2.25%, 05/28/31 (Call 02/28/31)	110	111,213
AstraZeneca PLC
0.30%, 05/26/23	260	258,835
0.70%, 04/08/26 (Call 03/08/26)	170	164,123
1.38%, 08/06/30 (Call 05/06/30)	227	213,836
3.13%, 06/12/27 (Call 03/12/27)	75	80,267
3.38%, 11/16/25	322	345,493
3.50%, 08/17/23 (Call 07/17/23)	223	232,955
4.00%, 01/17/29 (Call 10/17/28)	143	161,639
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	430	413,557
2.82%, 05/20/30 (Call 02/20/30)	163	168,426
3.36%, 06/06/24 (Call 04/06/24)	198	207,658
3.70%, 06/06/27 (Call 03/06/27)	269	291,542
3.73%, 12/15/24 (Call 09/15/24)	76	81,057
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	70	68,269
1.45%, 11/13/30 (Call 08/13/30)	20	19,030
2.90%, 07/26/24 (Call 06/26/24)	476	497,872
3.20%, 06/15/26 (Call 04/15/26)	455	488,470
3.25%, 02/20/23 (Call 01/20/23)	39	40,175
3.25%, 11/01/23	220	230,538
3.25%, 02/27/27	231	250,228
3.40%, 07/26/29 (Call 04/26/29)	745	815,700
3.45%, 11/15/27 (Call 08/15/27)	231	251,448
3.88%, 08/15/25 (Call 05/15/25)	180	195,224
3.90%, 02/20/28 (Call 11/20/27)	360	402,862
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	375	390,004
3.41%, 06/15/27 (Call 03/15/27)	315	338,030
3.75%, 09/15/25 (Call 06/15/25)	85	91,588
Series 2016-CD2, 3.50%, 11/15/24 (Call 08/15/24)	205	216,972
Cigna Corp.
2.38%, 03/15/31 (Call 12/15/30)	155	155,195
2.40%, 03/15/30 (Call 12/15/29)	569	569,563

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.00%, 07/15/23 (Call 05/16/23)	$196	$202,127
3.05%, 10/15/27 (Call 07/15/27)	295	313,231
3.25%, 04/15/25 (Call 01/15/25)	190	200,230
3.40%, 03/01/27 (Call 12/01/26)	200	214,280
3.50%, 06/15/24 (Call 03/17/24)	200	210,602
3.75%, 07/15/23 (Call 06/15/23)	113	117,922
4.13%, 11/15/25 (Call 09/15/25)	324	353,685
4.38%, 10/15/28 (Call 07/15/28)	600	680,760
4.50%, 02/25/26 (Call 11/27/25)	290	321,079
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	545	524,350
1.75%, 08/21/30 (Call 05/21/30)	570	542,725
1.88%, 02/28/31 (Call 11/28/30)	400	382,812
2.13%, 09/15/31 (Call 06/15/31)	90	87,879
2.75%, 12/01/22 (Call 09/01/22)	413	419,513
2.88%, 06/01/26 (Call 03/01/26)	440	461,098
3.25%, 08/15/29 (Call 05/15/29)	447	475,729
3.38%, 08/12/24 (Call 05/12/24)	225	236,741
3.75%, 04/01/30 (Call 01/01/30)	298	327,389
3.88%, 07/20/25 (Call 04/20/25)	85	91,637
4.00%, 12/05/23 (Call 09/05/23)	10	10,533
4.10%, 03/25/25 (Call 01/25/25)	65	70,286
4.30%, 03/25/28 (Call 12/25/27)	460	517,693
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	20	21,004
3.10%, 05/15/27 (Call 02/15/27)	115	123,484
3.38%, 03/15/29 (Call 12/15/28)	390	428,587
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	77	79,030
3.38%, 05/15/23	481	499,754
3.63%, 05/15/25	118	127,234
3.88%, 05/15/28	410	460,491
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	294	307,477
3.38%, 06/01/29 (Call 03/01/29)	70	76,535
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)	5	4,844
1.30%, 09/01/30 (Call 06/01/30)	45	42,934
2.05%, 03/01/23 (Call 01/01/23)	240	243,696
2.45%, 03/01/26 (Call 12/01/25)	772	804,254
2.63%, 01/15/25 (Call 11/15/24)	75	78,434
2.90%, 01/15/28 (Call 10/15/27)	245	261,800
2.95%, 03/03/27 (Call 12/03/26)	285	304,417
3.38%, 12/05/23	309	325,695
McKesson Corp.
1.30%, 08/15/26 (Call 07/15/26)	100	97,840
2.70%, 12/15/22 (Call 09/15/22)	245	248,805
2.85%, 03/15/23 (Call 12/15/22)	160	163,299
3.80%, 03/15/24 (Call 12/15/23)	395	416,583
3.95%, 02/16/28 (Call 11/16/27)	105	116,984
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	275	301,175
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	65	63,350
2.75%, 02/10/25 (Call 11/10/24)	710	741,914
2.80%, 05/18/23	605	624,051
2.90%, 03/07/24 (Call 02/07/24)	162	168,935
3.40%, 03/07/29 (Call 12/07/28)	495	541,946

Security	Par (000)	Value

Pharmaceuticals (continued)
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	$82	$86,353
4.55%, 04/15/28 (Call 01/15/28)	140	157,200
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	401	407,344
2.20%, 08/14/30 (Call 05/14/30)	10	10,202
3.00%, 11/20/25 (Call 08/20/25)	19	20,161
3.10%, 05/17/27 (Call 02/17/27)	318	340,597
3.40%, 05/06/24	591	625,361
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	320	315,805
1.70%, 05/28/30 (Call 02/28/30)	227	222,387
1.75%, 08/18/31 (Call 05/18/31)	120	116,821
2.63%, 04/01/30 (Call 01/01/30)	66	69,105
2.75%, 06/03/26	155	164,405
2.95%, 03/15/24 (Call 02/15/24)	95	99,289
3.00%, 06/15/23	315	326,170
3.00%, 12/15/26	353	379,009
3.20%, 09/15/23 (Call 08/15/23)	146	152,275
3.40%, 05/15/24	390	412,756
3.45%, 03/15/29 (Call 12/15/28)	152	167,740
3.60%, 09/15/28 (Call 06/15/28)	565	629,331
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	280	291,508
3.63%, 06/19/28 (Call 03/19/28)	290	327,909
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	443	457,021
3.20%, 09/23/26 (Call 06/23/26)	700	741,909
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	370	360,680
4.40%, 11/26/23 (Call 10/26/23)	290	308,618
5.00%, 11/26/28 (Call 08/26/28)	325	382,284
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	519	558,636
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	330	329,403
2.30%, 06/22/27 (Call 04/22/27)	65	65,371
2.70%, 06/22/30 (Call 03/22/30)	230	229,726
Wyeth LLC, 6.45%, 02/01/24	20	22,338
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	30	29,443
3.00%, 09/12/27 (Call 06/12/27)	170	179,345
3.25%, 02/01/23 (Call 11/01/22)	386	394,295
3.90%, 08/20/28 (Call 05/20/28)	228	254,621
4.50%, 11/13/25 (Call 08/13/25)	116	128,441
		39,159,002
Pipelines — 1.0%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	165	168,353
4.45%, 07/15/27 (Call 04/15/27)	15	16,509
4.80%, 05/03/29 (Call 02/03/29)	190	214,785
4.95%, 12/15/24 (Call 09/15/24)	140	152,193
5.95%, 06/01/26 (Call 03/01/26)	65	74,996
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	415	443,959
5.13%, 06/30/27 (Call 01/01/27)	314	355,844
5.88%, 03/31/25 (Call 10/02/24)	409	455,438
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	247	270,616
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)(c)	154	161,578

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	$190	$198,953
4.15%, 09/15/29 (Call 06/15/29)	145	156,008
4.40%, 03/15/27 (Call 12/15/26)	132	142,736
4.95%, 05/15/28 (Call 02/15/28)	151	168,569
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	130	148,768
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	20	19,730
3.50%, 06/10/24 (Call 03/10/24)	235	246,816
3.70%, 07/15/27 (Call 04/15/27)	245	264,328
4.25%, 12/01/26 (Call 09/01/26)	341	375,342
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	225	232,209
3.45%, 01/15/23 (Call 10/15/22)	120	122,424
3.60%, 02/01/23 (Call 11/01/22)	267	273,208
3.90%, 07/15/26 (Call 04/15/26)	10	10,765
4.00%, 10/01/27 (Call 07/01/27)	35	37,569
4.05%, 03/15/25 (Call 12/15/24)	306	323,901
4.20%, 04/15/27 (Call 01/15/27)	117	126,345
4.25%, 03/15/23 (Call 12/15/22)	230	237,431
4.25%, 04/01/24 (Call 01/01/24)	97	102,231
4.50%, 04/15/24 (Call 03/15/24)	292	311,071
4.75%, 01/15/26 (Call 10/15/25)	195	214,324
4.90%, 02/01/24 (Call 11/01/23)	140	148,873
4.95%, 06/15/28 (Call 03/15/28)	344	388,734
5.25%, 04/15/29 (Call 01/15/29)	166	189,474
5.50%, 06/01/27 (Call 03/01/27)	243	278,446
5.95%, 12/01/25 (Call 09/01/25)	69	78,674
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	117	122,784
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	235	242,858
3.13%, 07/31/29 (Call 04/30/29)	260	275,714
3.35%, 03/15/23 (Call 12/15/22)	424	435,537
3.70%, 02/15/26 (Call 11/15/25)	140	150,727
3.75%, 02/15/25 (Call 11/15/24)	354	378,316
3.90%, 02/15/24 (Call 11/15/23)	360	379,624
3.95%, 02/15/27 (Call 11/15/26)	200	218,334
4.15%, 10/16/28 (Call 07/16/28)	110	123,691
5.38%, 02/15/78 (Call 02/15/28),
(3 mo. LIBOR US + 2.570%)(b)	200	202,092
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3 mo. LIBOR US + 3.033%)(b)	100	102,775
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	233	238,613
3.50%, 09/01/23 (Call 06/01/23)	199	206,415
4.15%, 02/01/24 (Call 11/01/23)	50	52,824
4.25%, 09/01/24 (Call 06/01/24)	100	107,108
4.30%, 05/01/24 (Call 02/01/24)	180	191,873
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	100	99,217
2.00%, 02/15/31 (Call 11/15/30)	207	195,290
3.15%, 01/15/23 (Call 12/15/22)	253	258,940
4.30%, 06/01/25 (Call 03/01/25)	30	32,534
4.30%, 03/01/28 (Call 12/01/27)	375	416,479
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	45	47,398
5.00%, 03/01/26 (Call 12/01/25)	85	95,557
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	351	347,423

Security	Par (000)	Value

Pipelines (continued)
2.65%, 08/15/30 (Call 05/15/30)	$305	$301,791
3.38%, 03/15/23 (Call 02/15/23)	138	141,820
3.50%, 12/01/22 (Call 11/01/22)	295	302,104
4.00%, 02/15/25 (Call 11/15/24)	60	64,276
4.00%, 03/15/28 (Call 12/15/27)	255	277,353
4.13%, 03/01/27 (Call 12/01/26)	350	380,271
4.50%, 07/15/23 (Call 04/15/23)	115	120,241
4.80%, 02/15/29 (Call 11/15/28)	50	56,799
4.88%, 12/01/24 (Call 09/01/24)	269	292,260
4.88%, 06/01/25 (Call 03/01/25)	205	224,629
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	25	25,386
2.75%, 09/01/24 (Call 08/01/24)	115	118,902
3.10%, 03/15/30 (Call 12/15/29)	60	61,345
3.40%, 09/01/29 (Call 06/01/29)	171	178,143
4.00%, 07/13/27 (Call 04/13/27)	116	125,587
4.35%, 03/15/29 (Call 12/15/28)	200	219,722
4.55%, 07/15/28 (Call 04/15/28)	160	178,693
5.85%, 01/15/26 (Call 12/15/25)	120	138,137
6.35%, 01/15/31 (Call 10/15/30)	35	44,162
7.50%, 09/01/23 (Call 06/01/23)	125	136,871
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	122	133,943
5.00%, 09/15/23 (Call 06/15/23)	115	121,784
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	138	141,879
3.15%, 12/15/29 (Call 09/15/29)	25	25,829
3.55%, 10/01/26 (Call 07/01/26)	90	96,180
3.61%, 02/15/25 (Call 11/15/24)	10	10,589
3.75%, 03/01/28 (Call 12/01/27)	160	172,286
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	10	10,363
3.60%, 11/01/24 (Call 08/01/24)	460	482,177
3.80%, 09/15/30 (Call 06/15/30)	50	52,493
3.85%, 10/15/23 (Call 07/15/23)	235	244,828
4.50%, 12/15/26 (Call 09/15/26)	296	323,247
4.65%, 10/15/25 (Call 07/15/25)	247	269,415
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	109	120,011
4.50%, 05/15/30 (Call 11/15/29)	267	302,727
5.00%, 03/15/27 (Call 09/15/26)	349	392,911
5.63%, 04/15/23 (Call 01/15/23)	275	288,975
5.63%, 03/01/25 (Call 12/01/24)	485	540,314
5.75%, 05/15/24 (Call 02/15/24)	500	546,255
5.88%, 06/30/26 (Call 12/31/25)	285	328,112
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	161	171,412
3.50%, 03/15/25 (Call 12/15/24)	155	163,922
4.75%, 03/15/24 (Call 12/15/23)	30	32,141
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	110	120,818
4.38%, 03/13/25 (Call 12/13/24)	105	113,517
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	10	12,457
7.00%, 10/15/28	140	178,710
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	30	29,775
2.50%, 10/12/31 (Call 07/12/31)	155	152,731
3.75%, 10/16/23 (Call 07/16/23)	281	293,333
4.10%, 04/15/30 (Call 01/15/30)	235	261,329

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.25%, 05/15/28 (Call 02/15/28)	$275	$307,114
4.88%, 01/15/26 (Call 10/15/25)	110	123,011
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	305	336,949
7.85%, 02/01/26 (Call 11/01/25)	215	263,990
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	85	94,075
Williams Companies Inc. (The)
3.50%, 11/15/30 (Call 08/15/30)	70	74,453
3.70%, 01/15/23 (Call 10/15/22)	40	40,999
3.75%, 06/15/27 (Call 03/15/27)	339	366,890
3.90%, 01/15/25 (Call 10/15/24)	393	420,192
4.00%, 09/15/25 (Call 06/15/25)	80	86,377
4.30%, 03/04/24 (Call 12/04/23)	180	190,951
4.55%, 06/24/24 (Call 03/24/24)	143	153,721
		24,015,000
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	410	410,734
4.88%, 03/01/26 (Call 12/01/25)	65	73,011
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	105	104,838
		588,583
Real Estate Investment Trusts — 1.8%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	166	169,579
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	70	72,899
3.45%, 04/30/25 (Call 02/28/25)	250	267,370
3.80%, 04/15/26 (Call 02/15/26)	184	200,431
3.95%, 01/15/27 (Call 10/15/26)	100	109,952
3.95%, 01/15/28 (Call 10/15/27)	100	111,438
4.50%, 07/30/29 (Call 04/30/29)	45	52,176
4.90%, 12/15/30 (Call 09/15/30)	90	108,391
American Campus Communities Operating Partnership LP
2.25%, 01/15/29 (Call 11/15/28)	100	99,131
2.85%, 02/01/30 (Call 11/01/29)	190	194,524
3.30%, 07/15/26 (Call 05/15/26)	200	212,750
3.63%, 11/15/27 (Call 08/15/27)	75	80,812
3.75%, 04/15/23 (Call 01/15/23)	30	30,955
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	205	228,298
American Tower Corp.
0.60%, 01/15/24	375	371,126
1.30%, 09/15/25 (Call 08/15/25)	20	19,726
1.45%, 09/15/26 (Call 08/15/26)	205	200,841
1.50%, 01/31/28 (Call 11/30/27)	310	295,743
1.88%, 10/15/30 (Call 07/15/30)	480	452,990
2.10%, 06/15/30 (Call 03/15/30)	50	48,126
2.30%, 09/15/31 (Call 06/15/31)	430	417,066
2.40%, 03/15/25 (Call 02/15/25)	175	179,401
2.75%, 01/15/27 (Call 11/15/26)	140	144,586
2.95%, 01/15/25 (Call 12/15/24)	172	178,978
3.13%, 01/15/27 (Call 10/15/26)	178	186,540
3.38%, 05/15/24 (Call 04/15/24)	207	216,816
3.38%, 10/15/26 (Call 07/15/26)	251	266,467
3.50%, 01/31/23	399	410,711
3.55%, 07/15/27 (Call 04/15/27)	210	224,920
3.60%, 01/15/28 (Call 10/15/27)	70	75,268
3.80%, 08/15/29 (Call 05/15/29)	174	188,802
3.95%, 03/15/29 (Call 12/15/28)	139	152,112

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 06/01/25 (Call 03/01/25)	$170	$182,679
4.40%, 02/15/26 (Call 11/15/25)	186	203,901
5.00%, 02/15/24	170	183,699
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	300	297,153
2.05%, 01/15/32 (Call 10/15/31)	335	330,869
2.30%, 03/01/30 (Call 12/01/29)	250	253,770
2.45%, 01/15/31 (Call 10/17/30)	120	122,927
3.35%, 05/15/27 (Call 02/15/27)	50	54,117
3.45%, 06/01/25 (Call 03/03/25)	101	107,909
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	300	299,025
2.75%, 10/01/26 (Call 07/01/26)	340	354,117
2.90%, 03/15/30 (Call 12/15/29)	187	191,553
3.13%, 09/01/23 (Call 06/01/23)	176	181,877
3.20%, 01/15/25 (Call 10/15/24)	155	162,710
3.40%, 06/21/29 (Call 03/21/29)	200	212,798
3.65%, 02/01/26 (Call 11/03/25)	105	112,751
3.80%, 02/01/24 (Call 11/01/23)	214	224,413
4.50%, 12/01/28 (Call 09/01/28)	35	39,736
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	120	129,494
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	100	97,791
3.65%, 06/15/24 (Call 04/15/24)	275	290,029
3.85%, 02/01/25 (Call 11/01/24)	30	31,948
3.90%, 03/15/27 (Call 12/15/26)	160	173,027
4.05%, 07/01/30 (Call 04/01/30)	20	21,944
4.13%, 06/15/26 (Call 03/15/26)	295	321,995
4.13%, 05/15/29 (Call 02/15/29)	45	50,111
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	85	83,320
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	280	293,882
2.95%, 12/15/22 (Call 09/15/22)	60	61,072
4.10%, 10/15/28 (Call 07/15/28)	118	133,830
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	286	296,942
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	180	190,064
4.15%, 04/01/25 (Call 01/01/25)	67	71,830
Corporate Office Properties LP, 2.00%, 01/15/29 (Call 11/15/28)	115	111,231
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	438	423,231
1.35%, 07/15/25 (Call 06/15/25)	10	9,904
2.10%, 04/01/31 (Call 01/01/31)	550	526,020
2.25%, 01/15/31 (Call 10/15/30)	30	29,072
3.15%, 07/15/23 (Call 06/15/23)	10	10,340
3.20%, 09/01/24 (Call 07/01/24)	377	394,715
3.30%, 07/01/30 (Call 04/01/30)	30	31,582
3.65%, 09/01/27 (Call 06/01/27)	180	193,736
3.70%, 06/15/26 (Call 03/15/26)	263	282,793
3.80%, 02/15/28 (Call 11/15/27)	219	238,579
4.00%, 03/01/27 (Call 12/01/26)	239	261,301
4.30%, 02/15/29 (Call 11/15/28)	10	11,138
4.45%, 02/15/26 (Call 11/15/25)	319	350,747
CubeSmart LP
2.25%, 12/15/28 (Call 10/15/28)	80	80,313
2.50%, 02/15/32 (Call 11/15/31)	90	89,463

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.13%, 09/01/26 (Call 06/01/26)	$30	$31,635
4.00%, 11/15/25 (Call 08/15/25)	140	151,246
4.38%, 12/15/23 (Call 12/23/21)	120	127,559
4.38%, 02/15/29 (Call 11/15/28)	120	136,740
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 10/15/24)	365	378,421
3.45%, 11/15/29 (Call 08/15/29)	191	203,835
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	171	186,527
3.70%, 08/15/27 (Call 05/15/27)	216	235,809
4.45%, 07/15/28 (Call 04/15/28)	186	211,486
4.75%, 10/01/25 (Call 07/01/25)	74	82,332
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	90	86,302
1.75%, 02/01/31 (Call 11/01/30)	130	123,990
2.25%, 01/15/32 (Call 10/15/31)	500	489,660
2.88%, 11/15/29 (Call 08/15/29)	65	68,318
3.38%, 12/15/27 (Call 09/15/27)	180	193,738
3.75%, 12/01/24 (Call 09/01/24)	40	42,671
4.00%, 09/15/28 (Call 06/15/28)	100	112,427
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	100	102,309
4.50%, 04/01/25 (Call 01/01/25)	100	106,932
4.50%, 06/01/27 (Call 03/01/27)	100	106,753
4.75%, 12/15/26 (Call 09/15/26)	100	108,441
4.95%, 04/15/28 (Call 01/15/28)	100	109,318
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	295	286,663
1.45%, 05/15/26 (Call 04/15/26)	300	292,917
1.55%, 03/15/28 (Call 01/15/28)	235	226,808
1.80%, 07/15/27 (Call 05/15/27)	115	112,921
2.00%, 05/15/28 (Call 03/15/28)	230	226,407
2.15%, 07/15/30 (Call 04/15/30)	5	4,841
2.50%, 05/15/31 (Call 02/15/31)	50	49,520
2.90%, 11/18/26 (Call 09/18/26)	326	338,473
3.20%, 11/18/29 (Call 08/18/29)	333	348,361
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	60	58,262
2.85%, 11/01/26 (Call 08/01/26)	94	99,107
3.00%, 04/15/23 (Call 01/15/23)	90	92,327
3.00%, 07/01/29 (Call 04/01/29)	178	189,330
3.25%, 08/01/27 (Call 05/01/27)	115	123,642
4.15%, 12/01/28 (Call 09/01/28)	174	197,429
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	109	101,766
2.55%, 06/15/31 (Call 03/15/31)	125	126,489
3.25%, 05/01/23 (Call 02/01/23)	145	149,162
3.38%, 04/15/26 (Call 01/15/26)	135	143,887
3.50%, 04/01/25 (Call 01/01/25)	125	133,056
3.63%, 05/01/27 (Call 02/01/27)	30	32,615
3.88%, 05/01/24 (Call 02/01/24)	70	73,938
4.00%, 03/01/29 (Call 12/01/28)	35	39,048
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	185	180,075
2.55%, 06/01/31 (Call 03/01/31)	115	114,371
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	10	9,849
3.20%, 06/15/29 (Call 03/15/29)	150	157,328
3.50%, 06/01/30 (Call 03/01/30)	100	107,698
3.95%, 01/15/24 (Call 10/15/23)	80	84,295

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)	$70	$73,888
4.00%, 01/15/31 (Call 10/15/30)	20	21,133
5.25%, 06/01/25 (Call 03/01/25)	64	70,549
5.30%, 01/15/29 (Call 10/15/28)	140	159,680
5.38%, 11/01/23 (Call 08/01/23)	320	340,998
5.38%, 04/15/26 (Call 01/15/26)	320	354,720
5.75%, 06/01/28 (Call 03/03/28)	141	162,816
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	75	81,605
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	45	42,606
3.10%, 02/15/30 (Call 11/15/29)	85	88,225
3.50%, 08/01/26 (Call 05/01/26)	185	198,670
3.75%, 07/01/27 (Call 04/01/27)	175	191,054
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	340	340,112
3.00%, 01/15/30 (Call 10/15/29)	310	326,321
3.40%, 02/01/25 (Call 11/01/24)	2	2,117
3.50%, 07/15/29 (Call 04/15/29)	45	48,999
4.00%, 06/01/25 (Call 03/01/25)	278	300,626
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	15	15,030
3.05%, 02/15/30 (Call 11/15/29)	10	10,368
4.20%, 04/15/29 (Call 01/15/29)	230	255,758
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	10	10,500
Series D, 3.75%, 10/15/23 (Call 12/08/21)	275	288,552
Series E, 4.00%, 06/15/25 (Call 03/15/25)	250	265,330
Series J, 2.90%, 12/15/31 (Call 09/15/31)	120	116,773
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)	10	10,809
4.65%, 04/01/29 (Call 01/01/29)	185	210,770
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	30	28,455
2.30%, 11/15/28 (Call 09/15/28)	375	371,070
2.70%, 01/15/34 (Call 10/15/33)	400	395,244
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	230	242,040
4.25%, 08/15/29 (Call 05/15/29)	55	61,933
4.38%, 10/01/25 (Call 07/01/25)	70	76,586
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	75	74,168
2.25%, 12/01/31 (Call 09/01/31)	100	97,306
2.80%, 10/01/26 (Call 07/01/26)	166	173,787
3.13%, 06/01/23 (Call 03/01/23)	148	152,276
3.30%, 02/01/25 (Call 12/01/24)	155	163,796
3.80%, 04/01/27 (Call 01/01/27)	100	109,014
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	45	49,769
Lexington Realty Trust, 2.38%, 10/01/31 (Call 07/01/31)	45	43,436
Life Storage LP
2.40%, 10/15/31 (Call 07/15/31)	90	88,509
3.88%, 12/15/27 (Call 09/15/27)	35	38,678
4.00%, 06/15/29 (Call 03/15/29)	205	226,570
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	225	242,118
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	100	97,271
1.70%, 02/15/31 (Call 11/15/30)	75	71,343
3.60%, 06/01/27 (Call 03/01/27)	123	133,701
3.75%, 06/15/24 (Call 03/15/24)	46	48,635

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.95%, 03/15/29 (Call 12/15/28)	$135	$151,566
4.30%, 10/15/23 (Call 07/15/23)	70	73,708
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	45	43,478
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	155	166,523
4.30%, 10/15/28 (Call 07/15/28)	102	115,691
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	40	38,924
3.45%, 10/15/31 (Call 07/15/31)	55	53,654
4.25%, 05/15/24 (Call 02/15/24)	120	125,461
4.50%, 02/01/25 (Call 11/01/24)	140	148,190
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)	5	5,057
3.63%, 10/01/29 (Call 07/01/29)	170	177,648
4.50%, 04/01/27 (Call 01/01/27)	175	192,638
4.75%, 01/15/28 (Call 10/15/27)	209	233,048
4.95%, 04/01/24 (Call 01/01/24)	150	160,840
5.25%, 01/15/26 (Call 10/15/25)	25	27,903
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	100	98,259
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	200	199,834
3.95%, 01/15/28 (Call 10/15/27)	55	60,456
4.30%, 03/15/27 (Call 12/15/26)	95	106,046
Piedmont Operating Partnership LP
3.15%, 08/15/30 (Call 05/15/30)	15	15,438
3.40%, 06/01/23 (Call 03/01/23)	175	179,842
4.45%, 03/15/24 (Call 12/15/23)	105	110,921
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	195	181,350
1.63%, 03/15/31 (Call 12/15/30)	5	4,787
2.13%, 04/15/27 (Call 02/15/27)	96	98,095
2.25%, 04/15/30 (Call 01/15/30)	190	191,826
3.25%, 10/01/26 (Call 07/01/26)	37	39,760
3.88%, 09/15/28 (Call 06/15/28)	55	62,256
4.38%, 02/01/29 (Call 11/01/28)	30	34,856
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	40	39,054
1.50%, 11/09/26 (Call 10/09/26)	215	214,447
1.85%, 05/01/28 (Call 03/01/28)	245	244,436
1.95%, 11/09/28 (Call 09/09/28)	260	258,770
2.25%, 11/09/31 (Call 08/09/31)	200	199,430
2.30%, 05/01/31 (Call 02/01/31)	235	237,587
3.09%, 09/15/27 (Call 06/15/27)	355	380,897
3.39%, 05/01/29 (Call 02/01/29)	111	121,361
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	157	156,923
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	100	96,563
2.20%, 06/15/28 (Call 04/15/28)	25	25,225
3.00%, 01/15/27 (Call 10/15/26)	180	190,323
3.10%, 12/15/29 (Call 09/15/29)	240	257,090
3.25%, 01/15/31 (Call 10/15/30)	289	310,528
3.40%, 01/15/28 (Call 11/15/27)	15	16,126
3.65%, 01/15/28 (Call 10/15/27)	140	153,922
3.88%, 07/15/24 (Call 04/15/24)	110	117,124
3.88%, 04/15/25 (Call 02/15/25)	100	108,155
4.60%, 02/06/24 (Call 11/06/23)	256	273,203
4.63%, 11/01/25 (Call 09/01/25)	70	77,844
4.65%, 08/01/23 (Call 05/01/23)	140	147,802

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.88%, 06/01/26 (Call 03/01/26)	$270	$305,062
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	305	318,298
3.60%, 02/01/27 (Call 11/01/26)	156	168,549
3.70%, 06/15/30 (Call 03/15/30)	10	10,908
Rexford Industrial Realty LP, 2.15%, 09/01/31
(Call 06/01/31)	90	86,020
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	100	97,739
3.90%, 10/15/29 (Call 07/15/29)	175	184,476
5.13%, 08/15/26 (Call 05/15/26)	215	238,472
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	110	109,416
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	140	136,991
1.75%, 02/01/28 (Call 11/01/27)	45	44,166
2.00%, 09/13/24 (Call 06/13/24)	273	278,643
2.25%, 01/15/32 (Call 10/15/31)	100	97,568
2.65%, 07/15/30 (Call 04/15/30)	20	20,404
2.75%, 06/01/23 (Call 03/01/23)	168	172,193
3.25%, 11/30/26 (Call 08/30/26)	225	240,887
3.30%, 01/15/26 (Call 10/15/25)	206	220,647
3.38%, 10/01/24 (Call 07/01/24)	178	188,150
3.38%, 06/15/27 (Call 03/15/27)	145	156,042
3.38%, 12/01/27 (Call 09/01/27)	147	157,828
3.50%, 09/01/25 (Call 06/01/25)	310	331,706
3.75%, 02/01/24 (Call 11/01/23)	150	157,765
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	115	120,821
4.70%, 06/01/27 (Call 03/01/27)	50	55,745
Spirit Realty LP
3.20%, 01/15/27 (Call 11/15/26)	93	97,586
3.40%, 01/15/30 (Call 10/15/29)	185	194,465
4.45%, 09/15/26 (Call 06/15/26)	191	211,523
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	100	98,550
4.63%, 03/15/29 (Call 12/15/28)	165	186,509
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	65	64,773
2.70%, 07/15/31 (Call 04/15/31)	155	155,446
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	192	199,020
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	359	376,455
3.00%, 08/15/31 (Call 05/15/31)	5	5,203
3.20%, 01/15/30 (Call 10/15/29)	25	26,570
3.50%, 07/01/27 (Call 04/01/27)	135	145,191
3.50%, 01/15/28 (Call 10/15/27)	130	140,602
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	100	98,922
3.00%, 01/15/30 (Call 10/15/29)	110	113,967
3.25%, 10/15/26 (Call 07/15/26)	85	90,695
3.50%, 04/15/24 (Call 03/15/24)	256	269,312
3.50%, 02/01/25 (Call 11/01/24)	187	197,949
3.75%, 05/01/24 (Call 02/01/24)	77	81,089
3.85%, 04/01/27 (Call 01/01/27)	175	191,247
4.13%, 01/15/26 (Call 10/15/25)	100	109,085
4.40%, 01/15/29 (Call 10/15/28)	81	91,790
4.75%, 11/15/30 (Call 08/15/30)	60	70,280
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	135	142,083

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	$60	$58,990
2.70%, 02/15/27 (Call 12/15/26)	105	109,536
2.75%, 01/15/32 (Call 10/15/31)	400	403,628
2.80%, 06/01/31 (Call 03/01/31)	300	306,843
3.63%, 03/15/24 (Call 02/15/24)	484	509,686
4.00%, 06/01/25 (Call 03/01/25)	336	362,067
4.25%, 04/15/28 (Call 01/15/28)	140	157,188
4.50%, 01/15/24 (Call 10/15/23)	324	344,328
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	507	567,637
WP Carey Inc.
2.45%, 02/01/32 (Call 11/01/31)	70	69,194
4.00%, 02/01/25 (Call 11/01/24)	115	123,116
4.25%, 10/01/26 (Call 07/01/26)	70	77,207
4.60%, 04/01/24 (Call 01/01/24)	140	149,444
		46,467,658
Retail — 0.9%
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	50	54,869
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	50	48,872
2.40%, 08/01/31 (Call 05/01/31)	90	87,035
3.50%, 11/15/24 (Call 09/15/24)	108	113,782
3.80%, 11/15/27 (Call 08/15/27)	125	135,368
4.50%, 10/01/25 (Call 07/01/25)	75	81,912
4.75%, 06/01/30 (Call 03/01/30)	45	52,171
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	202	205,664
3.13%, 07/15/23 (Call 04/15/23)	49	50,555
3.13%, 04/18/24 (Call 03/18/24)	100	104,414
3.13%, 04/21/26 (Call 01/21/26)	250	264,913
3.25%, 04/15/25 (Call 01/15/25)	210	221,785
3.63%, 04/15/25 (Call 03/15/25)	372	397,880
3.75%, 06/01/27 (Call 03/01/27)	210	230,746
3.75%, 04/18/29 (Call 01/18/29)	140	154,214
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	330	316,902
4.45%, 10/01/28 (Call 07/01/28)	80	90,985
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	330	325,175
2.75%, 05/18/24 (Call 03/18/24)	235	244,835
3.00%, 05/18/27 (Call 02/18/27)	375	404,644
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	284	307,464
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	352	361,437
3.50%, 04/03/30 (Call 01/03/30)	224	243,156
3.88%, 04/15/27 (Call 01/15/27)	303	333,730
4.13%, 05/01/28 (Call 02/01/28)	135	151,724
4.15%, 11/01/25 (Call 08/01/25)	91	99,529
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	100	100,206
3.70%, 05/15/23 (Call 12/01/21)	190	198,060
4.00%, 05/15/25 (Call 03/15/25)	181	195,056
4.20%, 05/15/28 (Call 02/15/28)	390	436,858
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	25	23,365
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	550	526,124
1.38%, 03/15/31 (Call 12/15/30)	400	376,288
1.50%, 09/15/28 (Call 07/15/28)(a)	100	97,955
1.88%, 09/15/31 (Call 06/15/31)	100	97,970
2.13%, 09/15/26 (Call 06/15/26)	208	214,544

Security	Par (000)	Value

Retail (continued)
2.50%, 04/15/27 (Call 02/15/27)	$143	$149,608
2.70%, 04/01/23 (Call 01/01/23)	236	241,489
2.70%, 04/15/30 (Call 01/15/30)	277	290,501
2.80%, 09/14/27 (Call 06/14/27)	228	241,557
2.95%, 06/15/29 (Call 03/15/29)	353	376,379
3.00%, 04/01/26 (Call 01/01/26)	136	144,742
3.35%, 09/15/25 (Call 06/15/25)	241	258,244
3.75%, 02/15/24 (Call 11/15/23)	164	173,210
3.90%, 12/06/28 (Call 09/06/28)	212	239,891
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	280	268,260
1.70%, 09/15/28 (Call 07/15/28)	220	214,993
1.70%, 10/15/30 (Call 07/15/30)	135	128,286
2.50%, 04/15/26 (Call 01/15/26)	283	294,425
2.63%, 04/01/31 (Call 01/01/31)	540	552,307
3.10%, 05/03/27 (Call 02/03/27)	329	350,576
3.13%, 09/15/24 (Call 06/15/24)	5	5,265
3.38%, 09/15/25 (Call 06/15/25)	441	471,724
4.00%, 04/15/25 (Call 03/15/25)	10	10,844
4.50%, 04/15/30 (Call 01/15/30)	308	357,788
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)	130	130,572
2.13%, 03/01/30 (Call 12/01/29)	12	11,994
2.63%, 09/01/29 (Call 06/01/29)	264	272,284
3.25%, 06/10/24	138	145,503
3.30%, 07/01/25 (Call 06/01/25)	104	110,792
3.35%, 04/01/23 (Call 03/01/23)	310	320,081
3.38%, 05/26/25 (Call 02/26/25)	50	53,216
3.50%, 03/01/27 (Call 12/01/26)	356	385,206
3.50%, 07/01/27 (Call 05/01/27)	51	55,120
3.60%, 07/01/30 (Call 04/01/30)	437	483,392
3.70%, 01/30/26 (Call 10/30/25)	421	454,983
3.80%, 04/01/28 (Call 01/01/28)	175	193,060
O'Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	50	47,589
3.55%, 03/15/26 (Call 12/15/25)	307	330,808
3.60%, 09/01/27 (Call 06/01/27)	239	260,515
3.85%, 06/15/23 (Call 03/15/23)	435	451,987
3.90%, 06/01/29 (Call 03/01/29)	104	115,354
4.35%, 06/01/28 (Call 03/01/28)	135	153,463
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	15	14,574
4.60%, 04/15/25 (Call 03/15/25)	75	82,561
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	60	60,481
2.25%, 03/12/30 (Call 12/12/29)	402	402,221
2.45%, 06/15/26 (Call 03/15/26)	365	379,684
2.55%, 11/15/30 (Call 08/15/30)	25	25,488
3.10%, 03/01/23 (Call 02/01/23)	300	308,412
3.50%, 03/01/28 (Call 12/01/27)	220	239,054
3.55%, 08/15/29 (Call 05/15/29)	241	264,365
3.80%, 08/15/25 (Call 06/15/25)	295	318,697
3.85%, 10/01/23 (Call 07/01/23)	259	271,331
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	304	313,521
2.35%, 02/15/30 (Call 11/15/29)	340	349,585
2.50%, 04/15/26	308	323,172
3.38%, 04/15/29 (Call 01/15/29)	249	273,141
3.50%, 07/01/24	302	321,032

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	$335	$346,109
2.50%, 05/15/23 (Call 02/15/23)	231	236,098
3.88%, 04/15/30 (Call 01/15/30)	180	204,674
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	170	161,544
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	141	149,928
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	346	352,304
2.38%, 09/24/29 (Call 06/24/29)	22	22,994
2.55%, 04/11/23 (Call 01/11/23)	315	321,880
3.25%, 07/08/29 (Call 04/08/29)	45	49,752
3.30%, 04/22/24 (Call 01/22/24)	399	419,233
3.55%, 06/26/25 (Call 04/26/25)	50	54,194
3.70%, 06/26/28 (Call 03/26/28)	45	50,470
		22,412,694
Savings & Loans — 0.0%
People's United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	233	237,986

Semiconductors — 0.7%
Altera Corp., 4.10%, 11/15/23	160	169,848
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	30	29,798
2.10%, 10/01/31 (Call 07/01/31)	85	85,082
3.50%, 12/05/26 (Call 09/05/26)	335	364,624
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	150	147,639
3.30%, 04/01/27 (Call 01/01/27)	302	326,843
3.90%, 10/01/25 (Call 07/01/25)	237	258,899
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	399	417,609
3.50%, 01/15/28 (Call 10/15/27)	60	64,120
3.63%, 01/15/24 (Call 11/15/23)	65	68,137
3.88%, 01/15/27 (Call 10/15/26)	576	619,632
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(c)	140	136,938
2.45%, 02/15/31 (Call 11/15/30)(c)	500	483,100
3.15%, 11/15/25 (Call 10/15/25)	165	173,227
3.46%, 09/15/26 (Call 07/15/26)	25	26,545
3.63%, 10/15/24 (Call 09/15/24)	120	127,307
4.11%, 09/15/28 (Call 06/15/28)	60	65,744
4.15%, 11/15/30 (Call 08/15/30)	520	569,764
4.25%, 04/15/26 (Call 02/15/26)	373	407,394
4.70%, 04/15/25 (Call 03/15/25)	25	27,420
4.75%, 04/15/29 (Call 01/15/29)	501	567,783
5.00%, 04/15/30 (Call 01/15/30)	210	243,193
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	80	78,831
2.00%, 08/12/31 (Call 05/12/31)	110	108,667
2.45%, 11/15/29 (Call 08/15/29)	76	78,380
2.60%, 05/19/26 (Call 02/19/26)	130	136,351
2.70%, 12/15/22	419	428,327
2.88%, 05/11/24 (Call 03/11/24)	339	353,835
3.15%, 05/11/27 (Call 02/11/27)	144	154,669
3.40%, 03/25/25 (Call 02/25/25)	563	599,803
3.70%, 07/29/25 (Call 04/29/25)	415	448,515
3.75%, 03/25/27 (Call 01/25/27)	261	287,291
3.90%, 03/25/30 (Call 12/25/29)	504	572,967

Security	Par (000)	Value

Semiconductors (continued)
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	$164	$186,273
4.65%, 11/01/24 (Call 08/01/24)	244	265,750
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	190	187,908
3.75%, 03/15/26 (Call 01/15/26)	327	357,565
3.80%, 03/15/25 (Call 12/15/24)	200	215,276
4.00%, 03/15/29 (Call 12/15/28)	150	168,790
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	190	188,797
2.45%, 04/15/28 (Call 02/15/28)	200	201,280
2.95%, 04/15/31 (Call 01/15/31)	100	102,301
4.88%, 06/22/28 (Call 03/22/28)(c)	140	160,588
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	145	157,065
Microchip Technology Inc.
4.25%, 09/01/25 (Call 09/01/22)	200	207,154
4.33%, 06/01/23 (Call 05/01/23)	42	43,958
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	100	100,538
4.19%, 02/15/27 (Call 12/15/26)	168	184,614
4.66%, 02/15/30 (Call 11/15/29)	175	200,580
4.98%, 02/06/26 (Call 12/06/25)	258	289,071
5.33%, 02/06/29 (Call 11/06/28)	140	164,808
NVIDIA Corp.
0.31%, 06/15/23 (Call 06/15/22)	230	228,848
0.58%, 06/14/24 (Call 06/14/23)	5	4,951
1.55%, 06/15/28 (Call 04/15/28)	365	360,054
2.00%, 06/15/31 (Call 03/15/31)	230	228,562
2.85%, 04/01/30 (Call 01/01/30)	264	279,843
3.20%, 09/16/26 (Call 06/16/26)	170	183,736
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(c)	419	450,630
5.35%, 03/01/26 (Call 01/01/26)(c)	90	102,283
5.55%, 12/01/28 (Call 09/01/28)(c)	48	57,877
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(c)	235	235,261
2.65%, 02/15/32 (Call 11/15/31)(c)	150	150,770
2.70%, 05/01/25 (Call 04/01/25)(c)	45	46,631
3.15%, 05/01/27 (Call 03/01/27)(c)	15	15,783
3.40%, 05/01/30 (Call 02/01/30)(c)	125	133,600
3.88%, 06/18/26 (Call 04/18/26)(c)	105	113,886
4.30%, 06/18/29 (Call 03/18/29)(c)	325	365,423
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	175	184,837
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	433	419,781
2.15%, 05/20/30 (Call 02/20/30)	220	222,539
2.60%, 01/30/23 (Call 12/30/22)	50	51,058
3.25%, 05/20/27 (Call 02/20/27)	383	412,169
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	5	5,070
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	50	49,427
1.38%, 03/12/25 (Call 02/12/25)	285	287,348
1.75%, 05/04/30 (Call 02/04/30)	45	44,280
1.90%, 09/15/31 (Call 06/15/31)	230	228,489
2.25%, 09/04/29 (Call 06/04/29)	25	25,731
2.63%, 05/15/24 (Call 03/15/24)	60	62,319
2.90%, 11/03/27 (Call 08/03/27)	141	151,437

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	$242	$245,608
2.95%, 06/01/24 (Call 04/01/24)	343	356,809
		17,715,638
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
0.67%, 08/16/23 (Call 08/16/22)(c)	25	24,844
2.04%, 08/16/28 (Call 06/16/28)(c)	115	112,914
3.48%, 12/01/27 (Call 09/01/27)	205	218,474
4.20%, 05/01/30 (Call 02/01/30)	45	50,505
		406,737
Software — 0.8%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	120	109,901
3.40%, 09/15/26 (Call 06/15/26)	452	484,182
3.40%, 06/15/27 (Call 03/15/27)	55	59,273
Adobe Inc.
1.70%, 02/01/23	111	112,482
1.90%, 02/01/25 (Call 01/01/25)	120	122,580
2.15%, 02/01/27 (Call 12/01/26)	205	211,105
2.30%, 02/01/30 (Call 11/01/29)	252	257,284
3.25%, 02/01/25 (Call 11/01/24)	330	349,424
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	80	79,178
2.85%, 01/15/30 (Call 10/15/29)	223	231,786
3.50%, 06/15/27 (Call 03/15/27)	250	269,602
4.38%, 06/15/25 (Call 03/15/25)	140	153,100
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	200	201,774
2.90%, 12/01/29 (Call 09/01/29)	50	51,391
3.40%, 06/27/26 (Call 03/27/26)	245	261,890
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	35	33,984
3.30%, 03/01/30 (Call 12/01/29)	110	111,592
4.50%, 12/01/27 (Call 09/01/27)	214	232,909
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	200	191,622
4.80%, 03/01/26 (Call 12/01/25)	329	369,349
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	325	317,070
1.65%, 03/01/28 (Call 01/01/28)	375	362,411
2.25%, 03/01/31 (Call 12/01/30)	480	469,637
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	131	133,159
2.65%, 06/01/30 (Call 03/01/30)	447	451,193
2.75%, 07/01/24 (Call 06/01/24)	415	429,496
3.20%, 07/01/26 (Call 05/01/26)	365	385,309
3.50%, 07/01/29 (Call 04/01/29)	361	385,335
3.80%, 10/01/23 (Call 09/01/23)	188	197,308
3.85%, 06/01/25 (Call 03/01/25)	313	335,304
Intuit Inc.
0.65%, 07/15/23	295	294,575
0.95%, 07/15/25 (Call 06/15/25)	280	276,626
1.65%, 07/15/30 (Call 04/15/30)	150	145,197
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	353	360,498
2.40%, 08/08/26 (Call 05/08/26)	779	812,964
2.70%, 02/12/25 (Call 11/12/24)	400	419,580
2.88%, 02/06/24 (Call 12/06/23)	80	83,272

Security	Par (000)	Value

Software (continued)
3.13%, 11/03/25 (Call 08/03/25)	$666	$710,709
3.30%, 02/06/27 (Call 11/06/26)	698	757,051
3.63%, 12/15/23 (Call 09/15/23)	508	534,843
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	275	273,595
2.30%, 03/25/28 (Call 01/25/28)	460	462,599
2.40%, 09/15/23 (Call 07/15/23)	448	458,300
2.50%, 04/01/25 (Call 03/01/25)	578	595,982
2.63%, 02/15/23 (Call 01/15/23)	449	458,366
2.65%, 07/15/26 (Call 04/15/26)	585	603,697
2.80%, 04/01/27 (Call 02/01/27)	401	415,456
2.88%, 03/25/31 (Call 12/25/30)	435	445,366
2.95%, 11/15/24 (Call 09/15/24)	582	607,882
2.95%, 05/15/25 (Call 02/15/25)	523	546,284
2.95%, 04/01/30 (Call 01/01/30)	685	706,906
3.25%, 11/15/27 (Call 08/15/27)	453	479,514
3.25%, 05/15/30 (Call 02/15/30)	10	10,579
3.40%, 07/08/24 (Call 04/08/24)	348	365,912
3.63%, 07/15/23	398	415,743
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	120	117,170
1.40%, 09/15/27 (Call 07/15/27)	55	53,364
1.75%, 02/15/31 (Call 11/15/30)	150	140,421
2.00%, 06/30/30 (Call 03/30/30)	5	4,830
2.35%, 09/15/24 (Call 08/15/24)	115	118,399
2.95%, 09/15/29 (Call 06/15/29)	186	194,662
3.65%, 09/15/23 (Call 08/15/23)	75	78,427
3.80%, 12/15/26 (Call 09/15/26)	255	277,820
4.20%, 09/15/28 (Call 06/15/28)	305	343,942
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)	30	29,751
1.50%, 07/15/28 (Call 05/15/28)	125	123,161
1.95%, 07/15/31 (Call 04/15/31)	140	138,795
3.25%, 04/11/23 (Call 03/11/23)	30	30,996
3.70%, 04/11/28 (Call 01/11/28)	250	278,952
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	363	338,759
VMware Inc.
2.20%, 08/15/31 (Call 05/15/31)	10	9,725
3.90%, 08/21/27 (Call 05/21/27)	269	293,119
4.50%, 05/15/25 (Call 04/15/25)	11	12,014
4.65%, 05/15/27 (Call 03/15/27)	58	65,504
4.70%, 05/15/30 (Call 02/15/30)	45	52,153
		21,304,090
Telecommunications — 0.9%
America Movil SAB de CV, 3.63%, 04/22/29 (Call 01/22/29)	50	54,290
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	455	443,038
1.70%, 03/25/26 (Call 03/25/23)	10	9,988
2.30%, 06/01/27 (Call 04/01/27)	30	30,495
2.63%, 12/01/22 (Call 09/01/22)	136	138,056
2.75%, 06/01/31 (Call 03/01/31)	65	65,970
2.95%, 07/15/26 (Call 04/15/26)	295	310,818
3.40%, 05/15/25 (Call 02/15/25)	30	31,856
3.60%, 07/15/25 (Call 04/15/25)	30	32,136
3.80%, 03/01/24 (Call 01/01/24)	30	31,660
3.80%, 02/15/27 (Call 11/15/26)	307	332,545
3.88%, 01/15/26 (Call 10/15/25)	315	341,397
3.90%, 03/11/24 (Call 12/11/23)	200	210,810
3.95%, 01/15/25 (Call 10/15/24)	290	311,274
4.05%, 12/15/23	170	180,623

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.10%, 02/15/28 (Call 11/15/27)	$350	$390,428
4.13%, 02/17/26 (Call 11/17/25)	524	573,471
4.25%, 03/01/27 (Call 12/01/26)	230	254,523
4.30%, 02/15/30 (Call 11/15/29)	666	752,314
4.35%, 03/01/29 (Call 12/01/28)	648	726,764
4.45%, 04/01/24 (Call 01/01/24)	280	299,323
Bell Telephone Co of Canada or Bell Canada (The),
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	100	97,875
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	215	228,713
9.63%, 12/15/30	185	275,178
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	187	191,826
2.50%, 09/20/26 (Call 06/20/26)	315	331,657
2.60%, 02/28/23	181	185,588
2.95%, 02/28/26	193	205,912
3.50%, 06/15/25	111	120,103
3.63%, 03/04/24	165	175,329
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	137	200,505
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	105	103,757
2.00%, 12/10/30 (Call 09/10/30)	50	47,742
3.75%, 08/15/29 (Call 05/15/29)	45	49,021
Koninklijke KPN NV, 8.38%, 10/01/30	50	71,304
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	5	4,885
2.75%, 05/24/31 (Call 02/24/31)	190	191,442
4.60%, 02/23/28 (Call 11/23/27)	265	302,683
4.60%, 05/23/29 (Call 02/23/29)	396	454,153
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	175	183,568
3.63%, 12/15/25 (Call 09/15/25)	215	229,695
4.10%, 10/01/23 (Call 07/01/23)	460	481,993
Telefonica Emisiones SA, 4.10%, 03/08/27	340	375,037
Telefonica Europe BV, 8.25%, 09/15/30	35	49,867
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	105	109,547
3.70%, 09/15/27 (Call 06/15/27)	135	147,541
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	10	9,869
2.05%, 02/15/28 (Call 12/15/27)	475	467,604
2.55%, 02/15/31 (Call 11/15/30)	505	498,698
3.50%, 04/15/25 (Call 03/15/25)	948	1,003,610
3.75%, 04/15/27 (Call 02/15/27)	682	733,327
3.88%, 04/15/30 (Call 01/15/30)	993	1,079,133
Verizon Communications Inc.
0.75%, 03/22/24	185	183,746
0.85%, 11/20/25 (Call 10/20/25)	365	354,791
1.45%, 03/20/26 (Call 02/20/26)	515	510,952
1.68%, 10/30/30 (Call 07/30/30)	5	4,718
1.75%, 01/20/31 (Call 10/20/30)	735	695,516
2.10%, 03/22/28 (Call 01/22/28)	435	434,852
2.36%, 03/15/32 (Call 12/15/31)(c)	1,359	1,343,888
2.55%, 03/21/31 (Call 12/21/30)	770	778,331
2.63%, 08/15/26	566	589,580
3.00%, 03/22/27 (Call 01/22/27)	7	7,391
3.15%, 03/22/30 (Call 12/22/29)	603	639,289
3.38%, 02/15/25	335	355,787
3.50%, 11/01/24 (Call 08/01/24)	261	277,500

Security	Par (000)	Value

Telecommunications (continued)
3.88%, 02/08/29 (Call 11/08/28)	$20	$22,189
4.02%, 12/03/29 (Call 09/03/29)	664	743,760
4.13%, 03/16/27	818	909,886
Vodafone Group PLC
4.13%, 05/30/25	629	684,660
4.38%, 05/30/28	837	945,467
		23,611,244
Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	80	82,236
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	135	141,071
3.50%, 09/15/27 (Call 06/15/27)	65	70,242
3.55%, 11/19/26 (Call 09/19/26)	250	268,637
3.90%, 11/19/29 (Call 08/19/29)	190	209,106
		689,056
Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	254	260,063
3.00%, 04/01/25 (Call 01/01/25)	245	259,426
3.25%, 06/15/27 (Call 03/15/27)	96	104,132
3.40%, 09/01/24 (Call 06/01/24)	234	247,773
3.75%, 04/01/24 (Call 01/01/24)	170	179,831
3.85%, 09/01/23 (Call 06/01/23)	340	356,048
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	185	193,899
6.90%, 07/15/28	45	58,934
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	125	123,766
2.90%, 02/01/25 (Call 11/01/24)	295	309,089
4.00%, 06/01/28 (Call 03/01/28)	122	136,528
4.45%, 03/15/23 (Call 12/15/22)	45	46,703
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	205	230,820
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	45	45,755
3.25%, 06/01/27 (Call 03/01/27)	325	347,080
3.35%, 11/01/25 (Call 08/01/25)	290	310,906
3.80%, 03/01/28 (Call 12/01/27)	215	236,713
4.25%, 03/15/29 (Call 12/15/28)	10	11,379
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	235	235,630
3.10%, 08/05/29 (Call 05/05/29)	280	297,525
3.25%, 04/01/26 (Call 01/01/26)	230	246,753
3.40%, 02/15/28 (Call 11/15/27)	218	237,417
4.20%, 10/17/28 (Call 07/17/28)	5	5,707
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	200	217,188
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	160	167,427
3.00%, 05/15/23 (Call 02/15/23)	140	143,921
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	156	169,205
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	105	106,029
2.55%, 11/01/29 (Call 08/01/29)	49	50,681
2.90%, 02/15/23 (Call 11/15/22)	369	376,561
2.90%, 06/15/26 (Call 03/15/26)	109	114,885
3.15%, 06/01/27 (Call 03/01/27)	135	144,072
3.65%, 08/01/25 (Call 06/01/25)	114	122,675

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.80%, 08/01/28 (Call 05/01/28)	$145	$161,762
3.85%, 01/15/24 (Call 10/15/23)	175	184,196
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	265	262,830
2.50%, 09/01/24 (Call 08/01/24)	91	94,067
2.90%, 12/01/26 (Call 10/01/26)	137	143,249
3.40%, 03/01/23 (Call 02/01/23)	45	46,365
3.65%, 03/18/24 (Call 02/18/24)	70	73,930
3.75%, 06/09/23 (Call 05/09/23)	171	177,980
3.88%, 12/01/23 (Call 11/01/23)	182	191,943
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	310	317,486
2.38%, 05/20/31 (Call 02/20/31)	200	204,188
2.40%, 02/05/30 (Call 11/05/29)	150	153,338
2.75%, 03/01/26 (Call 12/01/25)	210	220,529
3.00%, 04/15/27 (Call 01/15/27)	215	228,455
3.25%, 01/15/25 (Call 10/15/24)	188	198,883
3.50%, 06/08/23 (Call 05/08/23)	372	387,018
3.70%, 03/01/29 (Call 12/01/28)	196	217,507
3.95%, 09/10/28 (Call 06/10/28)	342	383,717
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	82	84,499
2.40%, 11/15/26 (Call 08/15/26)	186	194,400
2.50%, 09/01/29 (Call 06/01/29)	47	49,065
3.05%, 11/15/27 (Call 08/15/27)	235	253,950
3.40%, 03/15/29 (Call 12/15/28)	81	88,448
3.90%, 04/01/25 (Call 03/01/25)	470	509,076
4.45%, 04/01/30 (Call 01/01/30)	128	150,907
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	65	64,262
1.50%, 09/22/28 (Call 07/22/28)	100	99,089
1.80%, 09/22/31 (Call 06/22/31)	145	143,330
		11,378,990
Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	135	143,028
3.50%, 03/15/28 (Call 12/15/27)	65	70,275
3.85%, 03/30/27 (Call 12/30/26)	145	157,432
4.35%, 02/15/24 (Call 01/15/24)	215	229,341
4.55%, 11/07/28 (Call 08/07/28)	130	149,455
4.70%, 04/01/29 (Call 01/01/29)	193	222,440
		971,971
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	300	301,125
2.80%, 05/01/30 (Call 02/01/30)	95	98,667
2.95%, 09/01/27 (Call 06/01/27)	237	250,819
3.40%, 03/01/25 (Call 12/01/24)	240	254,489
3.45%, 06/01/29 (Call 03/01/29)	135	146,996
3.75%, 09/01/28 (Call 06/01/28)	150	166,638
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	335	335,479
2.70%, 04/15/30 (Call 01/15/30)	11	11,273
3.57%, 05/01/29 (Call 02/01/29)	132	143,999
		1,709,485
Total Corporate Bonds & Notes — 32.5%
(Cost: $802,330,379)		819,254,490

Security	Par (000)	Value

Foreign Government Obligations

Canada — 0.6%
Canada Government International Bond
0.75%, 05/19/26	$30	$29,493
1.63%, 01/22/25	985	1,006,207
Export Development Canada
1.38%, 02/24/23	595	602,009
2.63%, 02/21/24	545	567,683
2.75%, 03/15/23	410	422,083
Hydro-Quebec
Series HH, 8.50%, 12/01/29	125	185,623
Series IO, 8.05%, 07/07/24	51	59,752
Province of Alberta Canada
1.00%, 05/20/25	1,065	1,060,154
1.30%, 07/22/30	245	235,477
1.88%, 11/13/24	50	51,264
3.30%, 03/15/28	220	242,546
3.35%, 11/01/23	231	242,779
Province of British Columbia Canada
0.90%, 07/20/26	2,040	2,008,543
1.30%, 01/29/31	60	58,407
2.25%, 06/02/26	375	391,766
Series 10, 1.75%, 09/27/24	30	30,708
Province of Manitoba Canada
2.13%, 06/22/26	200	207,290
3.05%, 05/14/24	208	218,997
Province of New Brunswick Canada
2.50%, 12/12/22	100	101,834
3.63%, 02/24/28	160	180,078
Province of Ontario Canada
0.63%, 01/21/26	30	29,309
1.05%, 05/21/27	200	195,624
1.13%, 10/07/30	1,130	1,076,551
1.60%, 02/25/31	75	74,049
1.75%, 01/24/23	515	522,766
2.50%, 04/27/26	470	494,581
3.05%, 01/29/24	298	312,608
3.20%, 05/16/24	618	652,917
Province of Quebec Canada
0.60%, 07/23/25	640	627,699
1.35%, 05/28/30	50	48,795
1.90%, 04/21/31	50	50,774
2.50%, 04/20/26	500	526,825
2.63%, 02/13/23	260	266,609
2.75%, 04/12/27	545	582,621
Series NJ, 7.50%, 07/15/23	100	110,949
Series NN, 7.13%, 02/09/24	275	311,572
Series PD, 7.50%, 09/15/29	307	432,750
Series QO, 2.88%, 10/16/24	350	368,970
Series QW, 2.50%, 04/09/24	310	322,313
Series QX, 1.50%, 02/11/25	529	536,464
		15,447,439
Chile — 0.0%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	340	338,082
3.24%, 02/06/28 (Call 11/06/27)	470	494,487
		832,569
Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	800	834,816

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hungary — 0.0%
Hungary Government International Bond
5.38%, 02/21/23	$329	$346,921
5.38%, 03/25/24	484	527,889
5.75%, 11/22/23	213	231,993
		1,106,803
Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	225	232,331
2.95%, 01/11/23	255	260,727
3.40%, 09/18/29	305	326,984
3.85%, 10/15/30	300	334,203
4.10%, 04/24/28	360	401,080
4.45%, 02/11/24	800	857,016
4.75%, 02/11/29	315	364,965
		2,777,306
Israel — 0.1%
Israel Government International Bond
2.75%, 07/03/30	475	502,089
2.88%, 03/16/26	375	397,264
State of Israel, 2.50%, 01/15/30	300	311,403
		1,210,756
Italy — 0.1%
Republic of Italy Government International Bond
1.25%, 02/17/26	510	498,668
2.38%, 10/17/24	425	437,189
2.88%, 10/17/29	520	534,139
6.88%, 09/27/23	735	813,270
		2,283,266
Japan — 0.2%
Japan Bank for International Cooperation
0.63%, 07/15/25	500	490,155
1.25%, 01/21/31	330	319,793
1.75%, 01/23/23	400	405,856
1.88%, 07/21/26	500	512,015
1.88%, 04/15/31	615	626,863
2.13%, 02/10/25	400	412,976
2.25%, 11/04/26	460	478,717
2.50%, 05/23/24	500	519,465
2.75%, 01/21/26	250	265,070
2.88%, 06/01/27	535	574,232
2.88%, 07/21/27	320	343,680
3.25%, 07/20/28	320	354,253
3.38%, 10/31/23	500	525,520
Japan International Cooperation Agency, 2.13%, 10/20/26	280	290,080
		6,118,675
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	550	531,058
3.25%, 04/16/30 (Call 01/16/30)(a)	610	622,517
3.60%, 01/30/25	320	340,794
3.75%, 01/11/28	390	419,008
3.90%, 04/27/25 (Call 03/27/25)	390	419,106
4.00%, 10/02/23	201	211,766
4.13%, 01/21/26	300	329,427
4.15%, 03/28/27	600	661,320
4.50%, 04/22/29	710	788,703
8.30%, 08/15/31	50	72,585
		4,396,284

Security	Par (000)	Value

Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	$300	$306,861
3.75%, 03/16/25 (Call 12/16/24)	345	364,734
3.88%, 03/17/28 (Call 12/17/27)	760	815,115
4.00%, 09/22/24 (Call 06/22/24)	290	307,989
7.13%, 01/29/26	380	455,837
8.88%, 09/30/27	100	133,928
		2,384,464
Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31 (Call 10/23/30)	890	882,978
4.13%, 08/25/27	295	322,969
7.35%, 07/21/25	250	299,460
		1,505,407
Philippines — 0.1%
Philippine Government International Bond
2.46%, 05/05/30	210	214,904
3.00%, 02/01/28	460	489,012
3.75%, 01/14/29	535	595,551
4.20%, 01/21/24	335	356,752
5.50%, 03/30/26	517	600,620
9.50%, 02/02/30	248	382,237
10.63%, 03/16/25	400	519,652
		3,158,728
Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	480	492,451
3.25%, 04/06/26	512	547,825
4.00%, 01/22/24	400	423,296
		1,463,572
South Korea — 0.1%
Export-Import Bank of Korea
1.38%, 02/09/31	1,000	964,550
1.88%, 02/12/25	250	255,218
2.38%, 06/25/24	200	207,746
2.63%, 05/26/26	200	211,080
2.88%, 01/21/25	200	210,282
3.25%, 11/10/25	350	376,701
3.25%, 08/12/26	275	298,403
Korea International Bond
2.50%, 06/19/29	200	213,426
2.75%, 01/19/27	250	265,535
3.50%, 09/20/28	275	309,534
5.63%, 11/03/25	150	175,011
		3,487,486
Supranational — 2.1%
African Development Bank
0.75%, 04/03/23	101	101,406
0.88%, 03/23/26	40	39,570
0.88%, 07/22/26	40	39,427
3.00%, 09/20/23	650	678,451
Asian Development Bank
0.38%, 06/11/24	40	39,592
0.38%, 09/03/25	30	29,236
0.50%, 02/04/26	1,105	1,078,303
0.63%, 04/29/25	1,050	1,036,959
1.00%, 04/14/26	30	29,833
1.25%, 06/09/28	55	54,562
1.50%, 10/18/24	510	519,088

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.50%, 03/04/31	$1,035	$1,036,314
1.75%, 09/19/29	618	630,657
1.88%, 01/24/30	465	480,773
2.00%, 01/22/25	470	485,402
2.00%, 04/24/26	580	601,617
2.50%, 11/02/27	109	116,096
2.63%, 01/30/24	527	549,087
2.63%, 01/12/27	515	550,205
2.75%, 03/17/23	635	654,260
3.13%, 09/26/28	190	211,138
6.22%, 08/15/27 (Call 08/15/22)	110	137,729
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	520	517,020
0.50%, 10/30/24	810	800,393
0.50%, 05/28/25	45	44,150
0.50%, 01/27/26	50	48,756
Council of Europe Development Bank
0.25%, 10/20/23	10	9,935
1.38%, 02/27/25	10	10,129
2.63%, 02/13/23	330	338,676
European Bank for Reconstruction & Development
0.25%, 07/10/23	600	597,684
0.50%, 05/19/25	30	29,459
2.75%, 03/07/23	325	334,614
European Investment Bank
0.25%, 09/15/23	475	472,473
0.38%, 03/26/26	1,060	1,026,727
0.63%, 07/25/25	455	448,225
0.75%, 10/26/26(a)	475	464,887
0.75%, 09/23/30	50	47,113
1.25%, 02/14/31	3,000	2,942,370
1.38%, 05/15/23	435	440,916
1.63%, 03/14/25	1,050	1,072,480
1.88%, 02/10/25	917	943,905
2.13%, 04/13/26	650	677,586
2.38%, 05/24/27	389	411,406
2.50%, 03/15/23	1,128	1,158,343
2.63%, 03/15/24	280	292,169
2.88%, 08/15/23	640	665,549
3.13%, 12/14/23	660	693,455
3.25%, 01/29/24	610	643,642
Inter-American Development Bank
0.25%, 11/15/23	30	29,810
0.50%, 05/24/23	10	10,009
0.63%, 07/15/25	1,010	994,638
0.63%, 09/16/27	30	28,784
0.88%, 04/03/25	1,055	1,051,297
0.88%, 04/20/26	30	29,661
1.13%, 07/20/28	2,065	2,028,635
1.13%, 01/13/31	485	470,353
1.75%, 03/14/25	950	973,826
2.00%, 06/02/26	285	295,454
2.00%, 07/23/26	749	776,346
2.13%, 01/15/25	475	492,328
2.25%, 06/18/29	573	604,870
2.38%, 07/07/27	496	524,004
2.50%, 01/18/23	795	814,104
2.63%, 01/16/24	421	438,387
3.00%, 02/21/24	560	588,414
3.13%, 09/18/28	120	133,164

Security	Par (000)	Value

Supranational (continued)
International Bank for Reconstruction & Development
0.25%, 11/24/23	$30	$29,805
0.38%, 07/28/25	30	29,279
0.50%, 10/28/25	30	29,316
0.63%, 04/22/25	1,440	1,422,446
0.75%, 03/11/25	30	29,795
0.75%, 11/24/27	1,030	994,032
0.75%, 08/26/30	1,075	1,014,187
0.88%, 05/14/30	700	668,941
1.13%, 09/13/28	1,000	981,490
1.25%, 02/10/31	1,078	1,056,763
1.63%, 01/15/25	1,048	1,070,511
2.13%, 02/13/23	200	204,168
2.50%, 03/19/24	1,125	1,170,911
3.00%, 09/27/23	1,785	1,864,075
7.63%, 01/19/23	910	984,538
Series GDIF, 1.38%, 04/20/28	840	840,731
Series GDIF, 1.50%, 08/28/24	160	162,958
Series GDIF, 1.75%, 10/23/29	119	121,430
Series GDIF, 1.88%, 10/27/26	335	345,908
Series GDIF, 2.13%, 03/03/25	491	509,265
Series GDIF, 2.50%, 11/25/24	1,500	1,571,310
Series GDIF, 2.50%, 07/29/25	452	475,373
Series GDIF, 2.50%, 11/22/27	45	47,939
International Finance Corp.
0.75%, 08/27/30	820	771,612
1.38%, 10/16/24	530	537,584
2.13%, 04/07/26	309	322,355
2.88%, 07/31/23	95	98,694
Nordic Investment Bank, 2.25%, 05/21/24	250	258,970
		52,130,237
Sweden — 0.1%
Svensk Exportkredit AB
0.63%, 05/14/25	400	393,692
1.75%, 12/12/23	500	510,570
2.88%, 03/14/23	600	618,432
		1,522,694
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	330	371,283
4.38%, 01/23/31 (Call 10/23/30)	413	474,281
4.50%, 08/14/24(a)	215	227,614
		1,073,178
Total Foreign Government Obligations — 4.0%
(Cost: $100,746,378)		101,733,680

Municipal Debt Obligations

California — 0.1%
Los Angeles Community College District/CA GO, 1.81%, 08/01/30	200	199,321
State of California GO
2.50%, 10/01/29	250	263,008
3.38%, 04/01/25	200	215,505
University of California RB
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	250	265,356
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	240	238,307
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	195	192,665

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	$250	$243,352
		1,617,514
Florida — 0.0%
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	340	339,681
2.15%, 07/01/30	200	200,995
		540,676
Illinois — 0.0%
State of Illinois GO, 4.95%, 06/01/23(a)	183	190,430

Massachusetts — 0.0%

Commonwealth of Massachusetts GOL BAB, 4.91%, 05/01/29	250	300,347

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	300	381,029
Series B, 0.00%, 02/15/23 (AGM)(e)	600	592,937
		973,966
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	200	234,501
Series B, 5.68%, 06/30/28 (NPFGC)	255	304,121
		538,622
Texas — 0.0%
Texas Transportation Commission State Highway Fund RB BAB, First Class, 5.18%, 04/01/30	110	132,858

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	250	263,142

Total Municipal Debt Obligations — 0.2%
(Cost: $4,464,801)		4,557,555

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.8%
Federal Farm Credit Banks Funding Corp.
0.13%, 05/10/23	25	24,890
0.25%, 02/26/24	25	24,773
Federal Home Loan Banks
0.13%, 06/02/23	25	24,886
0.38%, 09/04/25	25	24,355
0.50%, 04/14/25	25	24,582
1.00%, 03/23/26 (Call 12/23/21)	54	52,922
1.50%, 08/15/24	25	25,462
2.13%, 06/09/23	5,000	5,124,550
2.50%, 02/13/24	25	26,023
2.75%, 12/13/24	300	316,692
3.00%, 12/09/22	2,095	2,150,895
3.00%, 03/10/28	75	82,067
3.13%, 06/13/25	3,730	3,994,942
3.25%, 06/09/28	300	333,414
3.25%, 11/16/28	2,000	2,236,920
Federal Home Loan Mortgage Corp.
0.13%, 10/16/23	25	24,806
0.25%, 06/26/23	3,025	3,015,259
0.25%, 08/24/23	298	296,704
0.25%, 09/08/23	25	24,881
0.25%, 11/06/23	25	24,844
0.25%, 12/04/23	1,724	1,711,915

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
0.38%, 04/20/23	$74	$73,972
0.38%, 07/21/25	675	658,800
0.38%, 09/23/25	25	24,316
1.50%, 02/12/25	4,238	4,312,038
2.75%, 06/19/23	2,025	2,097,556
6.75%, 03/15/31	1,025	1,479,218
Federal National Mortgage Association
0.25%, 07/10/23	4,099	4,084,653
0.50%, 06/17/25	2,112	2,071,851
0.75%, 10/08/27	25	24,125
0.88%, 08/05/30	2,350	2,218,705
1.63%, 10/15/24	25	25,529
1.75%, 07/02/24	380	389,610
1.88%, 09/24/26	2,566	2,646,290
2.00%, 10/05/22	400	405,944
2.38%, 01/19/23	694	710,066
2.63%, 09/06/24	1,785	1,873,572
2.88%, 09/12/23	25	26,035
6.25%, 05/15/29	1,085	1,448,616
6.63%, 11/15/30	1,025	1,454,044
7.25%, 05/15/30	25	36,503
		45,627,225
U.S. Government Obligations — 60.9%
U.S. Treasury Note/Bond
0.13%, 12/31/22	33,700	33,646,027
0.13%, 01/31/23	11,200	11,175,063
0.13%, 02/28/23	6,600	6,582,469
0.13%, 03/31/23	21,200	21,131,266
0.13%, 05/31/23	10,000	9,957,031
0.13%, 06/30/23	11,100	11,048,836
0.13%, 07/15/23	5,350	5,322,832
0.13%, 07/31/23	25,000	24,863,281
0.13%, 08/15/23	4,400	4,374,219
0.13%, 08/31/23	5,900	5,864,047
0.13%, 09/15/23	9,250	9,189,658
0.13%, 10/15/23	500	496,367
0.13%, 12/15/23	7,000	6,935,469
0.13%, 01/15/24	8,700	8,610,961
0.13%, 02/15/24	6,000	5,934,375
0.25%, 04/15/23	7,000	6,988,516
0.25%, 06/15/23	6,300	6,284,004
0.25%, 11/15/23	25,000	24,855,469
0.25%, 03/15/24	11,900	11,790,297
0.25%, 06/15/24	4,000	3,951,875
0.25%, 05/31/25	4,000	3,900,000
0.25%, 06/30/25	4,000	3,896,875
0.25%, 07/31/25	6,000	5,837,344
0.25%, 08/31/25	15,050	14,624,367
0.25%, 09/30/25	10,250	9,955,312
0.25%, 10/31/25	13,250	12,846,289
0.38%, 10/31/23(a)	18,100	18,050,508
0.38%, 04/15/24	20,100	19,952,391
0.38%, 07/15/24	5,400	5,347,688
0.38%, 04/30/25	4,000	3,922,188
0.38%, 11/30/25	25,000	24,324,219
0.38%, 12/31/25	33,050	32,130,797
0.38%, 01/31/26	10,200	9,904,359
0.50%, 03/15/23	1,900	1,903,785
0.50%, 03/31/25	2,500	2,465,039
0.50%, 02/28/26	22,700	22,139,594

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.50%, 04/30/27	$2,000	$1,926,875
0.50%, 05/31/27	8,900	8,559,992
0.50%, 10/31/27	3,100	2,964,617
0.63%, 10/15/24	3,000	2,985,000
0.63%, 07/31/26	19,200	18,756,000
0.63%, 03/31/27	850	825,695
0.63%, 12/31/27	9,200	8,846,375
0.75%, 11/15/24	5,000	4,987,891
0.75%, 03/31/26	8,700	8,570,859
0.75%, 04/30/26	5,000	4,921,484
0.75%, 08/31/26	19,000	18,660,078
0.75%, 01/31/28	11,000	10,645,078
0.88%, 06/30/26	14,600	14,435,750
0.88%, 09/30/26	37,000	36,525,937
0.88%, 11/15/30	21,300	20,368,125
1.00%, 07/31/28	13,000	12,709,531
1.13%, 02/28/25	4,000	4,026,875
1.13%, 10/31/26	7,000	6,991,250
1.13%, 02/28/27	8,800	8,778,000
1.13%, 02/29/28	19,000	18,821,875
1.13%, 08/31/28	28,300	27,875,500
1.13%, 02/15/31	26,500	25,878,906
1.25%, 07/31/23	4,500	4,560,117
1.25%, 03/31/28	16,500	16,439,414
1.25%, 04/30/28	5,000	4,979,297
1.25%, 05/31/28	7,000	6,967,734
1.25%, 06/30/28	10,500	10,440,937
1.25%, 09/30/28	47,000	46,654,844
1.25%, 08/15/31	42,500	41,829,297
1.38%, 06/30/23	21,000	21,315,820
1.38%, 08/31/23	20,200	20,510,891
1.38%, 10/31/28	10,000	10,004,687
1.38%, 11/15/31	5,000	4,970,313
1.50%, 01/15/23	4,700	4,763,156
1.50%, 02/28/23	14,800	15,019,687
1.50%, 03/31/23	2,000	2,030,625
1.50%, 10/31/24	15,000	15,289,453
1.50%, 11/30/24	7,000	7,135,078
1.50%, 08/15/26	12,000	12,202,500
1.50%, 11/30/28	13,000	13,113,750
1.50%, 02/15/30	3,200	3,230,000
1.63%, 04/30/23	1,250	1,271,924
1.63%, 05/31/23	1,000	1,018,164
1.63%, 05/15/26	12,000	12,267,188
1.63%, 11/30/26	14,000	14,332,500
1.63%, 05/15/31	23,000	23,452,812
1.75%, 01/31/23	7,400	7,524,008
1.75%, 05/15/23	4,145	4,226,767
1.75%, 12/31/24	10,000	10,270,312
1.88%, 08/31/24	4,500	4,633,242
1.88%, 06/30/26	3,000	3,101,250
2.00%, 02/15/23	20,945	21,371,263
2.00%, 04/30/24	10,550	10,880,512
2.00%, 05/31/24	6,000	6,190,781
2.00%, 06/30/24	12,000	12,389,063
2.00%, 02/15/25	17,000	17,584,375
2.00%, 08/15/25	18,700	19,379,336
2.00%, 11/15/26	14,400	14,996,250
2.13%, 12/31/22	9,400	9,586,164
2.13%, 11/30/23	500	515,527

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.13%, 02/29/24	$24,800	$25,617,625
2.13%, 03/31/24	19,200	19,843,500
2.13%, 07/31/24	7,750	8,029,727
2.13%, 09/30/24	3,000	3,111,094
2.13%, 11/30/24	6,000	6,226,875
2.13%, 05/15/25	14,800	15,389,687
2.25%, 12/31/23	8,000	8,273,750
2.25%, 04/30/24	13,500	14,000,977
2.25%, 10/31/24	17,000	17,699,922
2.25%, 11/15/24	14,000	14,578,594
2.25%, 11/15/25	7,000	7,325,938
2.25%, 02/15/27	7,900	8,326,477
2.25%, 08/15/27	15,000	15,826,172
2.25%, 11/15/27	19,300	20,393,164
2.38%, 01/31/23	4,000	4,096,250
2.38%, 08/15/24	11,200	11,678,625
2.38%, 05/15/27	4,000	4,246,875
2.38%, 05/15/29	3,300	3,533,063
2.50%, 03/31/23	2,300	2,365,316
2.50%, 08/15/23	2,040	2,110,045
2.50%, 05/15/24	21,025	21,941,559
2.63%, 06/30/23	4,750	4,914,395
2.63%, 02/15/29	7,922	8,606,510
2.75%, 04/30/23	2,300	2,376,637
2.75%, 07/31/23	10,400	10,796,094
2.75%, 11/15/23	7,150	7,456,389
2.75%, 06/30/25	15,000	15,932,812
2.75%, 08/31/25	250	265,957
2.75%, 02/15/28	7,990	8,691,622
2.88%, 09/30/23(a)	8,000	8,344,062
2.88%, 04/30/25	15,350	16,345,352
2.88%, 05/31/25	1,900	2,024,836
2.88%, 07/31/25	2,000	2,135,000
2.88%, 11/30/25	7,500	8,038,477
2.88%, 08/15/28	25,150	27,633,562
3.00%, 09/30/25	2,200	2,363,625
3.00%, 10/31/25	2,000	2,150,781
5.25%, 11/15/28	10,750	13,539,961
5.25%, 02/15/29	150	190,078
5.50%, 08/15/28	8,500	10,757,812
6.00%, 02/15/26	500	601,094
6.50%, 11/15/26	4,000	5,026,563
6.88%, 08/15/25	2,000	2,427,188
7.50%, 11/15/24	3,750	4,482,715
		1,535,430,305
Total U.S. Government & Agency Obligations — 62.7%
(Cost: $1,568,584,160)		1,581,057,530

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)(h)	34,334	$34,333,694

Total Short-Term Investments — 1.4%
(Cost: $34,333,694)		34,333,694

Total Investments in Securities — 100.8%
(Cost: $2,510,459,412)		2,540,936,949

Other Assets, Less Liabilities — (0.8)%		(19,565,966)

Net Assets — 100.0%		$2,521,370,983

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Zero-coupon bond.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$68,626,943	$—	$(34,293,249	)(a)	$—	$—	$34,333,694	34,334	$83,027	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$819,254,490	$—	$819,254,490
Foreign Government Obligations	—	101,733,680	—	101,733,680
Municipal Debt Obligations	—	4,557,555	—	4,557,555
U.S. Government & Agency Obligations	—	1,581,057,530	—	1,581,057,530
Money Market Funds	34,333,694	—	—	34,333,694
	$34,333,694	$2,506,603,255	$—	$2,540,936,949

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	NPFGC	National Public Finance Guarantee Corp.
BAB	Build America Bond	RB	Revenue Bond
CMT	Constant Maturity Treasury	SOFR	Secured Overnight Financing Rate
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate